UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-05010
THE HUNTINGTON FUNDS
(Exact name of registrant as specified in charter)
5800 Corporate Drive  Pittsburgh, Pennsylvania  15237-7010
(Address of principal executive offices) (Zip code)

Ronald J. Corn, Esq.
The Huntington National Bank
41 South High Street
Columbus, Ohio  43287
(Name and address of agent for service)

Copies to:
David C. Mahaffey, Esq., and Christine S. Boehm, Esq.
Sullivan & Worcester
1666 K Street, N.W.
Washington, DC  20006

Registrant’s telephone number, including area code: 1-800-253-0412

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Item 1. Schedule of Investments.

Huntington Money Market Fund
Portfolio of Investments
September 30, 2007 (unaudited)

Principal Amount		Value
U.S. Government Agencies—81.3%
Federal Farm Credit Bank –— 24.8%
$5,235,000	5.110%, 10/2/07(a)	$5,234,257
20,000,000	4.850%, 10/4/07(a)	19,991,917
15,000,000	4.850%, 10/5/07(a)	14,991,917
15,000,000	4.620%, 10/10/07(a)	14,982,675
15,000,000	4.700%, 10/11/07(a)	14,980,417
15,000,000	4.700%, 10/11/07(a)	14,980,417
20,000,000	4.700%, 10/12/07(a)	19,971,278
15,000,000	5.120%, 10/15/07(a)	14,970,133
15,000,000	4.700%, 10/16/07(a)	14,970,625
15,000,000	4.550%, 10/17/07(a)	14,969,667
10,000,000	5.110%, 10/18/07(a)	9,975,846
15,000,000	4.880%, 10/23/07(a)	14,955,267
10,400,000	5.120%, 10/24/07(a)	10,365,980
15,000,000	4.520%, 10/25/07(a)	14,954,800
5,000,000	4.890%, 11/9/07(a)	4,973,512
15,000,000	4.850%, 11/21/07(a)	14,896,937
11,300,000	4.900%, 11/29/07(a)	11,209,255
20,000,000	4.720%, 12/13/07(a)	19,808,578
15,000,000	4.530%, 12/21/07(a)	14,847,112
		266,030,590
Federal Home Loan Bank –— 25.0%
15,000,000	5.110%, 10/5/07(a)	14,991,483
15,000,000	4.630%, 10/17/07(a)	14,969,133
15,000,000	4.620%, 10/19/07(a)	14,965,350
15,000,000	5.110%, 10/24/07(a)	14,951,029
15,000,000	4.570%, 10/25/07(a)	14,954,300
15,000,000	4.900%, 10/26/07(a)	14,948,958
10,000,000	0.00%, 10/29/07(a)	9,965,389
10,000,000	4.760%, 11/7/07(a)	9,951,026
30,000,000	4.600% - 4.900%, 11/20/07(a)	29,802,083
20,000,000	4.870%, 11/23/07(a)	19,856,606
15,000,000	4.560%, 11/28/07(a)	14,889,800
16,150,000	4.600%, 12/10/07(a)	16,005,547
10,000,000	4.900%, 1/16/08(a)	9,854,361
20,000,000	4.625%, 1/18/08	19,989,100
20,000,000	4.830%, 1/25/08(a)	19,688,411
15,000,000	5.250%, 2/1/08	14,998,742
15,000,000	4.132%, 3/14/08(b)	15,000,000
		269,781,318
Federal Home Loan Mortgage Corporation –— 21.7%
15,000,000	4.750%, 10/3/07(a)	14,996,042
30,000,000	5.120% - 5.150%, 10/9/07(a)	29,965,787
20,000,000	4.900%, 10/12/07(a)	19,970,056
16,381,000	5.130%, 10/15/07(a)	16,348,320
15,000,000	5.000%, 10/19/07(a)	14,962,500
30,000,000	5.090% - 5.130%, 10/22/07(a)	29,910,540
15,000,000	5.125%, 10/24/07	15,001,757
10,000,000	4.900%, 10/29/07(a)	9,961,889
24,320,000	4.760% - 4.950%, 11/19/07(a)	24,160,023
20,000,000	4.900%, 12/3/07(a)	19,828,500
15,000,000	4.540%, 12/7/07(a)	14,873,258
10,000,000	4.570%, 12/24/07(a)	9,893,367
15,000,000	4.820%, 2/4/08(a)	14,746,950
		234,618,989
Federal National Mortgage Association –— 9.8%
15,000,000	4.790%, 11/7/07(a)	14,926,154
19,333,000	4.530%, 11/14/07(a)	19,225,960
17,000,000	5.150%, 11/21/07	16,995,658
15,000,000	4.540%, 12/19/07(a)	14,850,558
20,000,000	4.650%, 1/3/08(a)	19,757,167
20,000,000	4.900%, 1/4/08(a)	19,741,389
		105,496,886
Total U.S. Government Agencies (Cost $875,927,783)		875,927,783

Commercial Papers—13.4%
$25,000,000	Bank of America Corp., 5.270%, 11/2/07(a)	$24,882,889
25,000,000	General Electric Capital Corp., 5.140%, 12/17/07(a)	24,725,153
20,000,000	International Bank for Reconstruction & Development, 4.630%, 10/17/07(a)	19,958,844
25,000,000	Merrill Lynch & Co., Inc., 5.200%, 11/15/07(a)	24,837,500
25,000,000	Morgan Stanely & Co., 5.400%, 12/27/07(a)	24,673,750
25,000,000	Procter & Gamble Co., 4.680%, 12/11/07(a)	24,769,250
Total Commercial Papers (Cost $143,847,386)		143,847,386

Cash Equivalents—0.5%
5,000,000	Meeder Institutional Money Market Fund, 4.990% (c)	__5,000,000
Total Cash Equivalents (Cost $5,000,000)		5,000,000

Repurchase Agreement—5.0%
54,363,300	Morgan Stanley Dean Witter & Co., 3.880%, dated 9/28/07, due 10/1/07, repurchase price $54,384,955 (Fully collateralized by U.S. Treasury securities)	54,363,300

Total Repurchase Agreement (Cost $54,363,300)		54,363,300

Total Investments (Cost $1,079,138,469)— 100.2%		1,079,138,469
Liabilities in excess of other assets — (0.2)%		(1,885,970)

Net Assets — 100.0%		$1,077,252,499

(a)	Rate represents the effective yield at purchase.
(b)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2007.
(c)	Rate disclosed is the seven day yield as of September 30, 2007.

        See Notes to Portfolio of Investments.

Huntington Ohio Municipal Money Market Fund
Portfolio of Investments
September 30, 2007 (unaudited)

Principal Amount		Value
Municipal Bonds—92.1%
Ohio— 92.1%
$1,300,000	Ashland, OH, Public Improvements, G.O. (Various Purposes), 4.250%, 5/22/08	$1,304,245
50,000	Bay Village, OH, City School District Refunding, G.O. (FSA Ins), 4.000%, 12/1/07	50,042
150,000	Blue Ash, OH, G.O., 4.700%, 11/1/07	150,119
2,000,000	Brunswick, OH, G.O., 4.500%, 5/8/08	2,009,620
1,330,000	Butler County, OH, Capital Funding Revenue, Series A (LOC - U.S. Bank N.A.), 3.860%, 6/1/35(a)	1,330,000
370,000	Canal Winchester, OH, Local School District Refunding, G.O., Series B, 4.500%, 11/27/07	370,479
1,000,000	Cleveland, OH, Cuyahoga County Port Authority Revenue (LOC - Fifth Third Bank), 3.930%, 1/1/34(a)	1,000,000
1,910,000	Cleveland, OH, Income Tax Revenue (AMBAC Ins), 3.730%, 5/15/24(a)	1,910,000
550,000	Cleveland, OH, Waterworks Prerefunded Revenue, Series I (FSA Ins), 5.250%, 1/1/13	557,812
1,965,000	Cleveland, OH, Waterworks Revenue (FGIC Ins), 3.830%, 1/1/33(a)	1,965,000
9,875,000	Cleveland, OH, Waterworks Revenue, Series M (FSA Ins), 3.830%, 1/1/33(a)	9,875,000
2,100,000	Clinton, OH, Sewer Improvements, G.O., BAN, 3.750%, 4/24/08	2,100,000
5,900,000	Columbus, OH, Airport Authority Revenue (LOC - U.S. Bank N.A.), 3.860%, 7/1/35(a)	5,900,000
1,200,000	Columbus, OH, G.O., Series 1, 3.800%, 12/1/26(a)	1,200,000
3,910,000	Columbus, OH, Regulation Airport Authority Revenue (LOC - U.S. Bank N.A.), 3.860%, 3/1/34(a)	3,910,000
2,200,000	Columbus, OH, Sewer Improvements Refunding Revenue, 3.840%, 6/1/11(a)	2,200,000
1,400,000	Coshocton County, OH, Hospital Facilities Revenue (LOC - Bank One Chicago N.A.), 3.860%, 3/1/19(a)	1,400,000
350,000	Dover, OH, Sewer Systems, G.O., 4.250%, 10/18/07	350,086
810,000	Forest Park, OH, G.O., BAN, 4.250%, 12/27/07	811,116
8,615,000	Franklin County, OH, Hospital Facilities Revenue (AMBAC Ins), 3.850%, 5/1/41(a)	8,615,000
1,365,000	Franklin County, OH, Hospital Revenue (LOC - Citibank N.A.), 3.840%, 12/1/11(a)	1,365,000
3,080,000	Franklin County, OH, Hospital Revenue (LOC - Citibank), 3.840%, 12/1/20(a)	3,080,000
Principal Amount		Value
Municipal Bonds (Continued)
Ohio (Continued)
$4,890,000	Franklin County, OH, Hospital Revenue, (Children's Hospital), Series A (FGIC Ins), 3.930%, 5/1/31(a)	$4,890,000
4,555,000	Franklin County, OH, Hospital Revenue, (Doctors Ohio Health), Series B (LOC - National City Bank), 3.840%, 12/1/28(a)	4,555,000
6,840,000	Franklin County, OH, Hospital Revenue, U.S. Health Corp., Series A (LOC - Citibank), 3.840%, 12/1/21(a)	6,840,000
1,465,000	Franklin County, OH, Industrial Development Revenue (LOC - Bank One Columbus N.A.), 3.990%, 11/1/14(a)	1,465,000
510,000	Franklin County, OH, Revenue, Series C-2 (FGIC Ins), 3.890%, 12/1/38(a)	510,000
915,000	Geauga County, OH, Health Care Facilities Revenue, Heather Hill Inc. Project, Series B (LOC - Bank One Columbus N.A.), 3.840%, 7/1/23(a)	915,000
500,000	Greene County, OH, G.O., 4.250%, 2/15/08	501,048
650,000	Greene County, OH, G.O., 4.500%, 5/21/08	653,101
1,090,000	Greene County, OH, Revenue (LOC - Bank of America N.A.), 3.820%, 1/1/11(a)	1,090,000
3,950,000	Hamilton County, OH, Health Care Facilities Revenue, Hilltop Health Facilities (LOC - Bank of America), 3.840%, 6/1/22(a)	3,950,000
6,005,000	Hamilton County, OH, Hospital Facilities Revenue (LOC - JP Morgan Chase Bank), 3.840%, 5/15/28(a)	6,005,000
505,000	Hamilton County, OH, Hospital Facilities Revenue (LOC - U.S. Bank N.A.), 3.840%, 5/15/28(a)	505,000
1,695,000	Hamilton County, OH, Hospital Facilities Revenue, Health Alliance, Series F (MBIA Ins), 3.840%, 1/1/18(a)	1,695,000
2,870,000	Hamilton County, OH, Hospital Facilities Revenue, Health Alliance, Series B (MBIA Ins), 3.840%, 1/1/18(a)	2,870,000
6,640,000	Hamilton County, OH, Hospital Facilities Revenue, Series A (LOC - JP Morgan Chase Bank), 3.850%, 6/1/27(a)	6,640,000
2,000,000	Hamilton County, OH, Hospital Facility Revenue (MBIA Ins), 3.710%, 1/1/18(a)	2,000,000
2,000,000	Hamilton County, OH, Industrial Development Revenue, 3.690%, 10/15/12(a)	2,000,000
Principal Amount		Value
Municipal Bonds (Continued)
Ohio (Continued)
$3,725,000	Hamilton County, OH, Parking Facility Improvements Revenue (LOC - U.S. Bank N.A.), 3.860%, 12/1/26(a)	$3,725,000
75,000	Hamilton County, OH, Refunding, G.O. (AMBAC Ins), 4.000%, 12/1/07	75,066
1,805,000	Harrison Township, OH, Public Improvements Revenue (LOC - Fifth Third Bank), 3.880%, 12/1/24(a)	1,805,000
2,052,000	Huber Heights, OH, G.O., 4.000%, 3/12/08	2,053,067
2,180,000	Huron County, OH, Hospital Facilities Revenue, (Fisher-Titus Medical Center), Series A (LOC - National City Bank), 3.860%, 12/1/27(a)	2,180,000
4,295,000	Kent State University, OH, Ohio Universities Revenue, (General Reciepts) (MBIA Ins), 3.850%, 5/1/31(a)	4,295,000
500,000	Lake County, OH, G.O., 4.250%, 7/18/08	501,913
840,000	Lebanon, OH, G.O., BAN (Various Purposes), 4.250%, 5/30/08	843,058
1,265,000	Lucas County, OH, G.O., (Various Purposes), Series 1, 4.000%, 9/18/08	1,269,110
330,000	Lucas County, OH, Health Care Facilities Refunding Revenue, (Sunset Retirement Communities), Series B (LOC - Fifth Third Bank), 3.870%, 8/15/30(a)	330,000
2,000,000	Mahoning County, OH, G.O., BAN (Various Purposes), 4.000%, 12/5/07	2,000,660
750,000	Mason, OH, City School District, G.O., 4.500%, 2/7/08	752,249
1,100,000	Mason, OH, G.O., BAN, 4.500%, 6/26/08	1,105,764
1,530,000	Middletown, OH, Airport Facilities Acquisition, G.O., 4.250%, 6/4/08	1,534,970
520,000	Milford, OH, Village School District Refunding, G.O. (FSA Ins), 4.000%, 12/1/07	520,294
4,695,000	Napoleon, OH, G.O., BAN (Various Purposes), 4.500%, 7/24/08	4,723,271
325,000	New Albany, OH, Plain Local School District Refunding, G.O. (MBIA Ins), 4.000%, 12/1/07	325,295
1,125,000	Ohio State Air Quality Development Authority Refunding Revenue, Timken Project (LOC - Fifth Third Bank), 3.820%, 11/1/25(a)	1,125,000
2,175,000	Ohio State Air Quality Development Authority Revenue, Ohio Edison Project, Series A (LOC - Wachovia Bank N.A.), 3.800%, 2/1/14(a)	2,175,000
3,050,000	Ohio State Air Quality Development Authority Revenue, Series C (LOC - Wachovia Bank N.A.), 4.000%, 6/1/23(a)	3,050,000
Principal Amount		Value
Municipal Bonds (Continued)
Ohio (Continued)
$1,300,000	Ohio State Higher Education Facilities (LOC - Fifth Third Bank), 3.930%, 9/1/27(a)	$1,300,000
100,000	Ohio State Higher Education Facilities Common Revenue, (Various Higher Educational - Pooled Financing PG) (LOC - Fifth Third Bank), 3.960%, 9/1/24(a)	100,000
2,000,000	Ohio State Higher Education Facilities Revenue (LOC - Fifth Third Bank), 3.960%, 9/1/25(a)	2,000,000
4,125,000	Ohio State Higher Education Facilities Revenue, Xavier University (LOC - U.S. Bank N.A.), 3.770%, 11/1/30(a)	4,125,000
350,000	Ohio State Higher Educational Facilities Commission Revenue, (Various - Pooled Financing PG), Series A (LOC - Fifth Third Bank), 3.870%, 9/1/26(a)	350,000
490,000	Ohio State Higher Educational Facilities Revenue, (Various - Pooled Financing PG), Series B (LOC - Fifth Third Bank), 3.870%, 9/1/24(a)	490,000
175,000	Ohio State Higher Educational Facilities Revenue, (Various - Pooled Financing PG), Series B (LOC - Fifth Third Bank), 3.870%, 11/1/28(a)	175,000
2,100,000	Ohio State Higher Educational Facilities Revenue, Marietta College Project (LOC - JP Morgan Chase Bank), 3.870%, 12/1/24(a)	2,100,000
2,620,000	Ohio State Major New Street Infrastructure Project Revenue, Series 2006-1 , 4.000%, 6/15/08	2,627,858
1,500,000	Ohio State University General Receipts Revenue, (Various), 3.790%, 12/1/17(a)	1,500,000
960,000	Ohio State University General Receipts Revenue, (Various), 3.790%, 12/1/27(a)	960,000
6,425,000	Ohio State University General Receipts Revenue, (Various), 3.840%, 12/1/31(a)	6,425,000
1,680,000	Ohio State University Higher Educational Facilities Revenue, Xavier University Project, (Various) (LOC - U.S. Bank N.A.), 3.770%, 5/1/15(a)	1,680,000
180,000	Ohio State University, G.O., Series B, 3.840%, 3/15/25(a)	180,000
5,350,000	Ohio State University, G.O., Series D, 3.800%, 2/1/19(a)	5,350,000
1,005,000	Ohio State University, General Receipts Revenue, 3.790%, 12/1/07(a)	1,005,000
12,065,000	Ohio State University, Infrastructure Improvements Revenue, Series B, 3.830%, 8/1/21(a)	12,065,000
Principal Amount		Value
Municipal Bonds (Continued)
Ohio (Continued)
$2,455,000	Ohio State University, Infrastructure Improvements, G.O., Series A, 4.000%, 9/1/08	$2,464,390
2,500,000	Ohio State University, Infrastructure Improvements, G.O., Series B, 3.800%, 8/1/17(a)	2,500,000
3,700,000	Ohio State University, School Improvements, G.O., Series A, 3.830%, 3/15/25(a)	3,700,000
6,320,000	Ohio State Water Development Authority Revenue, (Various) (MBIA Ins), 3.830%, 12/1/18(a)	6,320,000
4,000,000	Ohio State Water Development Authority Revenue, (Various) (LOC - Wachovia Bank N.A.), 3.810%, 12/1/33(a)	4,000,000
2,000,000	Parma, OH, Hospital Improvements Revenue, Series C (LOC - JP Morgan Chase Bank), 3.880%, 11/1/30(a)	2,000,000
4,000,000	Port of Greater Cincinnati, OH, Development Authority Revenue (LOC - JP Morgan Chase Bank), 3.930%, 4/1/38(a)	4,000,000
1,000,000	Richland County, OH, G.O., BAN, 4.500%, 7/30/08	1,005,753
1,200,000	Salem, OH, Hospital Revenue (LOC - JP Morgan Chase Bank), 3.930%, 9/1/35(a)	1,200,000
230,000	Sandusky County, OH, G.O., 4.250%, 9/25/08	231,199
3,595,000	Summit County, OH, Port Authority Revenue (LOC - Fifth Third Bank), 3.870%, 11/1/36(a)	3,595,000
300,000	Toledo, OH, City Service Special Assessment (LOC - State Street B&T Co.), 3.850%, 12/1/08(a)	300,000
1,000,000	Toledo, OH, City Service Special Assessment (LOC - State Street B&T Co.), 3.850%, 6/1/09(a)	1,000,000
6,460,000	University of Akron, OH, General Receipts Revenue (FGIC Ins), 3.840%, 1/1/29(a)	6,460,000
5,250,000	University of Cincinnati, OH, General Receipts Revenue, Series B, (Various) (MBIA Ins), 3.860%, 6/1/20(a)	5,250,000
4,825,000	University of Cincinnati, OH, General Receipts Revenue, Series B, (Various) (AMBAC Ins), 3.840%, 6/1/31(a)	4,825,000
1,000,000	University of Cincinnati, OH, General Receipts Revenue, Series C, BAN, 4.500%, 1/24/08	1,002,673
1,000,000	University of Cincinnati, OH, General Receipts Revenue, Series E, BAN, 4.500%, 1/24/08	1,002,300
3,000,000	University of Cincinnati, OH, General Receipts Revenue, Series F, BAN, 3.730%, 4/1/08	3,000,000
Shares/ Principal Amount/Units		Market Value
Municipal Bonds (Continued)
Ohio (Continued)
$537,980	Warren County, OH, Health Care Facilities Revenue, Otterbein Homes, Series B (LOC - Fifth Third Bank), 3.860%, 7/1/2 (a)	$537,980
310,000	Wilmington, OH, BAN , 4.500%, 7/25/08	311,749
Total Municipal Bonds (Cost $230,066,287)		230,066,287

Commercial Papers—2.8%
Ohio— 2.8%
7,000,000	Cuyahoga County, OH, Cleveland Clinic, 3.750%, 10/3/07	7,000,000

Total Commercial paper (Cost $7,000,000)		7,000,000

Cash Equivalents — 2.6%
6,352,169	Fidelity Institutional Tax-Exempt Portfolio, 3.630% (b)	6,352,169

Total Cash Equivalents (Cost $6,352,169)		6,352,169

Total Investments (Cost $243,418,456)— 97.5%		243,418,456

Other assets in excess of liabilities — 2.5%		6,346,746

Net Assets — 100.0%		$249,765,202

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2007.
(b)	Rate disclosed is the seven day yield as of September 30, 2007.
AMBAC	Insured by American Municipal Bond Insurance Assurance Corp.
BAN	Bond Anticipation Note
FGIC	Insured by Financial Guaranty Insurance Co.
FSA	Insured by Federal Financial Security Assurance
GO	General Obligation
Ins	Insured
LOC	Line Letter of Credit
MBIA	Insured by Municipal Bond Insurance Organization Association

See Notes to Portfolio of Investments.

Huntington Tax-Free Money Market Fund
Portfolio of Investments
September 30, 2007 (unaudited)

Principal Amount		Value
Municipal Bonds—89.8%
Arizona— 10.1%
$1,000,000	McAllister Academic Village, AZ, LLC Revenue, Series B (AMBAC Ins), 3.850%, 7/1/45(a)	$1,000,000
2,000,000	Scottsdale, AZ, Industrial Development Authority Hospital Revenue (FGIC Ins), 3.860%, 9/1/26(a)	2,000,000
2,000,000	Scottsdale, AZ, Industrial Development Authority Hospital Revenue (FGIC Ins), 3.860%, 9/1/30(a)	2,000,000

		5,000,000

Arkansas— 0.4%
200,000	North Little Rock, AR, Health Facilities Board Revenue, Series B (MBIA Ins), 3.870%, 12/1/21(a)	200,000

Florida— 47.3%
300,000	Alachua County, FL, Health Facilities Authority Revenue, Series A (LOC - SunTrust Bank), 4.020%, 12/1/12(a)	300,000
900,000	Brevard County, FL, Health Facilities Authority Health Care FACS Revenue (LOC - SunTrust Bank), 4.020%, 8/1/14(a)	900,000
1,000,000	Broward County, FL, Educational Facilities Authority Revenue (LOC - Bank of America N.A.), 3.870%, 4/1/20(a)	1,000,000
300,000	Broward County, FL, Educational Facilities Authority Revenue (LOC - Bank of America N.A.), 4.020%, 4/1/24(a)	300,000
1,100,000	Broward County, FL, Educational Facilities Authority Revenue (LOC - Citibank N.A.), 3.880%, 11/1/31(a)	1,100,000
500,000	Broward County, FL, Housing Finance Authority Revenue (Freddie Mac Ins), 3.850%, 12/1/29(a)	500,000
100,000	Charlotte County, FL, Utility Revenue, Series B (FSA Ins), 3.870%, 10/1/21(a)	100,000
905,000	Collier County, FL, Educational Facilities Authority Revenue (LOC - Fifth Third Bank), 3.880%, 4/1/28(a)	905,000
700,000	Collier County, FL, Health Facilities Authority Hospital Revenue (LOC - J.P. Morgan Chase & Co.), 4.040%, 1/1/35(a)	700,000
1,125,000	Collier County, FL, Health Facilities Authority Revenue (LOC - Wachovia Bank N.A.), 3.880%, 12/1/24(a)	1,125,000
1,500,000	Dade County, FL, Water & Sewer Systems Revenue (FGIC Ins), 3.860%, 10/5/22(a)	1,500,000
450,000	Duval County, FL, Housing Finance Authority Revenue (LOC - U.S. Bank N.A.), 3.870%, 7/1/25(a)	450,000
		Value

$670,000	Florida Municipal Power Agency Revenue (MBIA Ins), 3.820%, 10/1/19(a)	$670,000
200,000	Florida State Board of Education, G.O., Series B , 5.000%, 6/1/08	201,666
280,000	Florida State Department Environmental Protection Preservation Revenue (AMBAC Ins), 3.830%, 7/1/25(a)	280,000
600,000	Florida State Department of Transporation, G.O., Series A, 5.250%, 7/1/08	606,678
375,000	Fort Lauderdale, FL, Revenue (FSA Ins), 3.870%, 6/1/32(a)	375,000
200,000	Hillsborough County, FL, Court Facilities Revenue (AMBAC Ins), 5.000%, 11/1/12	202,242
600,000	Jacksonville, FL, Capital Project Revenue, Series 2002-1 (FGIC Ins), 3.800%, 10/1/34(a)	600,000
1,100,000	Jacksonville, FL, Economic Development Commision Health Care Facilities Revenue (LOC - SunTrust Bank), 4.020%, 10/1/15(a)	1,100,000
500,000	Jacksonville, FL, Health Facilities Authority Revenue (MBIA Ins), 4.000%, 8/15/19(a)	500,000
600,000	Jacksonville, FL, Health Facilities Authority Revenuel (LOC - Bank of America N.A.), 4.100%, 5/1/21(a)	600,000
1,200,000	Miami-Dade County, FL, Water & Sewer Revenue (FSA Ins), 3.860%, 10/1/25(a)	1,200,000
120,000	Nassau County, FL, Public Improvements Refunding Revenue (MBIA Ins), 4.000%, 5/1/08	120,167
1,000,000	North Broward, FL, Hospital District Revenue, Series A (MBIA Ins), 3.870%, 1/15/27(a)	1,000,000
600,000	Orange County, FL, Educational Facilities Authority Revenue (LOC - Bank of America), 4.020%, 5/1/31(a)	600,000
400,000	Orlando & Orange County, FL, Expressway Authority Revenue (FSA Ins), 3.870%, 7/1/25(a)	400,000
200,000	Palm Beach County, FL, Revenue (LOC - Northern Trust Co.), 3.860%, 5/1/25(a)	200,000
1,050,000	Palm Beach County, FL, Revenue (LOC - Northern Trust Co.), 3.860%, 3/1/30(a)	1,050,000
700,000	Palm Beach County, FL, Revenue (LOC - Northern Trust Co.), 3.880%, 11/1/36(a)	700,000
500,000	Palm Beach County, FL, Solid Waste Authority Refunding Revenue, Series A (AMBAC Ins), 6.000%, 10/1/07	500,000
700,000	Pinellas County, FL, Health Facilities Authority Revenue (AMBAC Ins), 4.030%, 12/1/15(a)	700,000
Principal Amount		Value
Municipal Bonds (Continued)
Florida (Continued)
$800,000	University of North Florida, Foundation, Inc., Revenue (LOC - Wachovia Bank N.A.), 3.950%, 5/1/28(a)	$800,000
1,000,000	University South Florida Research Foundation, Inc., Revenue (LOC - Bank of America N.A.), 3.840%, 8/1/34(a)	1,000,000
1,100,000	Volusia County, FL, Housing Finance Authority Refunding Revenue (Fannie Mae Ins), 3.850%, 1/15/32(a)	1,100,000

		23,385,753

Illinois— 1.8%
250,000	Chicago, IL, Water Utility Improvements Revenue (FGIC Ins), 5.250%, 11/1/23	255,309
645,000	Illinois Department of Central Management Services, COP (MBIA Ins), 5.100%, 7/1/08	651,969

		907,278

Michigan— 4.9%
2,000,000	Michigan State Hospital Finance Authority Revenue, Series E (Ambac Ins), 3.900%, 12/1/30(a)	2,000,000
400,000	Oakland University, MI, Reveue (FGIC Ins), 3.850%, 3/1/31(a)	400,000

		2,400,000

North Carolina— 2.0%
495,000	New Hanover County, NC, Hospital Revenue, Series B-1 (FSA Ins), 3.850%, 10/1/26(a)	495,000
500,000	North Carolina Capital Facilities Finance Agency Revenue (LOC - Wachovia Bank N.A.), 3.870%, 5/1/27(a)	500,000

		995,000

Ohio— 1.0%
500,000	Ashland, OH, Public Improvements, G.O. (Various Purposes), 4.250%, 5/22/08	501,633

Texas— 6.1%
2,000,000	Houston, TX, Series A (FSA Ins), 5.000%, 3/1/08	2,011,294
1,000,000	Texas State Public Finance Authority Refunding, G.O., Series A, 5.250%, 10/1/07	1,000,000

		3,011,294

Virginia— 1.9%
925,000	Chesterfield County, VA, Public Improvements, G.O., Series A, 4.750%, 1/1/13	927,722

Washington— 9.8%
1,000,000	King County, WA, Refunding, G.O., 5.250%, 12/1/07	1,002,819
1,830,000	King County, WA, School District Refunding, G.O., 5.500%, 12/1/07	1,835,490
Shares/ Principal Amount		Value
Municipal Bonds (Continued)
Washington (Continued)
$2,000,000	Seattle,WA, Municipal Light & Power Revenue (LOC - JP Morgan Chase Bank), 3.820%, 6/1/21(a)	$2,000,000

		4,838,309

Wisconsin— 4.5%
1,000,000	Rock County, WI, Public Improvements, G.O., Promissory Notes, 4.250%, 7/10/08	1,002,276
1,185,000	Wisconsin State Clean Water Revenue, 5.000%, 6/1/08	1,195,456

		2,197,732

Total Municipal Bonds (Cost $44,364,721)		44,364,721

Cash Equivalents—2.3%
1,128,832	Fidelity Institutional Tax-Exempt Portfolio, 3.630% (b)	__1,128,832
Total Cash Equivalents (Cost $1,128,832)		1,128,832

Total Investments (Cost $45,493,553)— 92.1%		45,493,553
Other assets in excess of liabilities — 7.9%		3,907,171

Net Assets — 100.0%		$49,400,724

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2007.
(b)	Rate disclosed is the seven day yield as of September 30, 2007.
AMBAC	Insured by American Municipal Bond Insurance Assurance Corp.
COP	Certificate of Participation
FGIC	Insured by Financial Guaranty Insurance Co.
FSA	Insured by Federal Financial Security Assurance
GO	General Obligation
Ins	Insured
LLC	Limited Liability Co.
LOC	Line Letter of Credit
MBIA	Insured by Municipal Bond Insurance Organization Association

        See Notes to Portfolio of Investments.

Huntington U.S. Treasury Money Market Fund
 Portfolio of Investments
September 30, 2007 (unaudited)

Principal Amount		Value
U.S. Treasury Obligations—58.6%
$45,000,000	2.830% - 4.740%, 10/4/07(a)	$44,985,152
60,000,000	3.870% - 4.760%, 10/11/07(a)	59,930,917
40,000,000	3.390% - 4.650%, 10/18/07(a)	39,924,067
30,000,000	3.000% - 4.790%, 10/25/07(a)	29,922,086
30,000,000	4.780% - 4.790%, 11/1/07(a)	29,876,344
30,000,000	3.280% - 4.760%, 11/8/07(a)	29,872,621
25,000,000	3.430% - 4.760%, 11/15/07(a)	24,876,188
40,000,000	3.400% - 3.920%, 11/23/07(a)	39,784,467
55,000,000	3.470% - 3.880%, 11/29/07(a)	54,675,427
60,000,000	3.400% - 4.210%, 12/6/07(a)	59,605,054
20,000,000	3.630% - 3.750%, 12/13/07(a)	19,850,350
35,000,000	3.480% - 3.700%, 12/20/07(a)	34,722,000
35,000,000	3.560% - 3.610%, 12/27/07(a)	34,696,225
Total U.S. Treasury Obligations (Cost $502,720,898)		502,720,898

Repurchase Agreements—53.7%
60,000,000	Bear Stearns & Co., Inc., 4.100%, dated 9/27/07, due 10/4/07, repurchase price $60,047,833 (Fully collateralized by U.S. Treasury securities)	60,000,000
60,000,000	CitiGroup, Inc., 4.200%, dated 9/26/07, due 10/3/07, repurchase price $60,049,000 (Fully collateralized by U.S. Treasury securities)	60,000,000
60,000,000	Credit Suisse First Boston, 4.200%, dated 9/24/07, due 10/1/07, repurchase price $60,049,000 (Fully collateralized by U.S. Treasury securities)	60,000,000
45,000,000	J.P. Morgan Chase & Co., 3.500%, dated 9/28/07, due 10/1/07, repurchase price $45,013,125 (Fully collateralized by U.S. Treasury securities)	45,000,000
60,000,000	Lehman Brothers Holdings, Inc., 4.050%, dated 9/28/07, due 10/5/07, repurchase price $60,047,250 (Fully collateralized by U.S. Treasury securities)	60,000,000
60,000,000	Merrill Lynch & Co., Inc., 3.900%, dated 9/28/07, due 10/5/07, repurchase price $60,045,500 (Fully collateralized by U.S. Treasury securities)	60,000,000
55,607,600	Morgan Stanley Dean Witter & Co., 3.880%, dated 9/28/07, due 10/1/07, repurchase price $55,625,580 (Fully collateralized by U.S. Treasury securities)	55,607,600
Principal Amount		Value
Repurchase Agreements (Continued)
$60,000,000	The Goldman Sachs & Co., Inc., 3.950%, dated 9/25/07, due 10/2/07, repurchase price $60, 046,083 (Fully collateralized by U.S. Treasury securities)	$60,000,000
Total Repurchase Agreement (Cost $460,607,600)		460,607,600

Total Investments (Cost $963,328,498)— 112.3%		963,328,498
Liabilities in excess of other assets — (12.3)%		(105,799,913)

Net Assets — 100.0%		$857,528,585

(a)	Rate represents the effective yield at purchase.

    See Notes to Portfolio of Investments.

Huntington Dividend Capture Fund
Portfolio of Investments
September 30, 2007 (unaudited)

Shares		Value
Common Stocks—52.8%
Consumer Discretionary— 3.4%
34,000	CBS Corp., Class B	$1,071,000
26,000	Newell Rubbermaid, Inc.	749,320
9,000	Sherwin-Williams Co.	591,390
22,000	The Travelers Companies, Inc.	1,107,480
35,000	The Walt Disney Co.	1,203,650

		4,722,840

Consumer Staples— 2.5%
33,000	ConAgra Foods, Inc.	862,290
7,500	Molson Coors Brewing Co., Class B	747,525
48,500	Supervalu, Inc.	1,891,985

		3,501,800

Energy— 4.0%
22,500	Chevron Texaco Corp.	2,105,550
19,000	Energy Transfer Partners LP	928,150
24,500	Eni SPA	1,807,120
33,000	Xcel Energy, Inc.(a)	710,820

		5,551,640

Financials— 11.6%
38,000	American Capital Strategies, Ltd.	1,623,740
30,500	Bank of America Corp.	1,533,235
38,000	Chubb Corp.	2,038,320
14,000	CitiGroup, Inc.	653,380
23,000	Hartford Financial Services Group, Inc.	2,128,650
49,000	KeyCorp	1,584,170
30,000	Lincoln National Corp.	1,979,100
18,000	Morgan Stanley Dean Witter & Co.	1,134,000
9,000	PartnerRe, Ltd.	710,910
20,000	Wachovia Corp.(a)	1,003,000
12,000	Washington Mutual, Inc.	423,720
39,000	Wells Fargo & Co.	1,389,180

		16,201,405

Health Care— 4.0%
25,500	Baxter International, Inc.	1,435,140
21,000	Merck & Co., Inc.	1,085,490
74,000	Pfizer, Inc.	1,807,820
28,000	Wyeth	1,247,400

		5,575,850

Industrials— 8.6%
8,000	Air Products & Chemical, Inc.	782,080
31,000	Cooper Industries, Ltd., Class A	1,583,790
8,000	Eastman Chemical Co.	533,840
12,500	Eaton Corp.	1,238,000
17,000	Lockheed Martin Corp.	1,844,330
59,500	R.R. Donnelley & Sons Co.	2,175,320
38,000	Raytheon Co.	2,425,160
15,000	Snap-On, Inc.	743,100
6,000	Union Pacific Corp.	678,360

		12,003,980

Materials— 2.1%
30,000	Applied Materials, Inc.	621,000
43,000	RPM International, Inc.	1,029,850
28,000	The Dow Chemical Co.	1,205,680

		2,856,530

Real Estate Investment Trusts— 9.8%
26,500	Apartment Investment & Management Co.	1,195,945
35,000	Brandywine Realty Trust	885,850
33,000	Cedar Shopping Centers, Inc.	449,460
34,500	First Industrial Realty Trust, Inc.(a)	1,341,015
Shares		Value
Common Stocks (Continued)
Real Estate Investment Trusts (Continued)
21,000	Highwoods Properties, Inc.	$770,070
28,000	Hospitality Properties Trust	1,138,200
39,000	Host Hotels & Resorts, Inc.	875,160
33,000	Lexington Realty Trust	660,330
10,000	Mack-Cali Realty Corp.	411,000
10,000	National Retail Properties, Inc.(a)	243,800
30,000	One Liberty Properties, Inc.	583,500
22,000	ProLogis	1,459,700
22,000	Ramco-Gershenson Properties Trust	687,280
31,000	Realty Income Corp.(a)	866,450
7,000	Simon Property Group, Inc.	700,000
32,000	Weingarten Realty Investors	1,326,720

		13,594,480

Technology— 2.6%
22,000	Accenture, Ltd.(a)	885,500
33,000	Hewlett- Packard Co.	1,643,070
8,000	International Business Machines Corp.	942,400
20,524	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	207,703

		3,678,673

Telecommunications— 2.7%
63,000	AT&T, Inc.(a)	2,665,530
7,000	Embarq Corp.	389,200
15,000	Verizon Communications, Inc.	664,200

		3,718,930

Utilities— 1.5%
45,000	AGL Resources, Inc.	1,782,900
20,000	Duke Energy Corp.	373,800

		2,156,700

Total Common Stocks (Cost $67,434,604)		73,562,828

Preferred Stocks—43.2%
Consumer Discretionary— 1.9%
95,000	Comcast Corp., 7.000%(a)	2,394,000
8,900	Lincoln National Capital VI, Series F, 6.750%	214,490

		2,608,490

Financials— 34.0%
115,000	ABN Amro Capital Funding Trust V, 5.900%	2,465,600
100,000	ACE, Ltd., Series C, 7.800%	2,556,000
1,500	American Intl Group, Series A-4, 6.450%	34,500
74,143	ASBC Capital I, 7.625%	1,846,161
55,000	BAC Capital Trust XII, 6.875%	1,386,000
2,962	Barclays Bank PLC, Series 2, 6.625%	71,651
20,000	Citigroup Capital Trust VIII, 6.950%	489,800
65,000	Compass Capital, 7.350%	1,608,100
80,000	Countrywide Financial Capital IV, 6.750%(a)	1,540,000
29,000	Everest Re Capital Trust, 7.850%	729,350
20,000	Fleet Capital Trust VIII, 7.200%(a)	501,600
150,687	General Electric Capital Corp., 6.100%	3,696,352
7,000	General Electric Capital Corp., Series A, 6.450%	179,200
35,608	Goldman Sachs Group, Inc., Series B, 6.200%(a)	860,289
Shares		Value
Preferred Stocks (Continued)
Financials (Continued)
70,000	HSBC Holdings PLC, Series A, 6.200%(a)	$1,572,200
143,802	ING Groep NV, 6.125%(a)	3,087,429
70,000	JPMorgan Chase & Co., Series X, 7.000%	1,739,500
60,000	KeyCorp Capital VIII, 7.000%	1,467,000
65,000	Lehman Brothers Holdings, Inc., 6.500%	1,612,000
10,000	Merrill Lynch & Co. Capital Trust III, 7.000%	247,000
100,000	Merrill Lynch Capital Trust V, 7.280%(a)	2,490,000
5,000	MetLife, Inc., Series B, 6.500%	123,450
70,000	Morgan Stanley Capital Trust, 6.600%	1,604,400
80,000	National City Capital Trust II, 6.625%	1,692,000
45,887	PLC Capital Trust, 7.250%	1,132,032
51,450	Prudential PLC, 6.500%	1,191,067
92,800	RenaissanceRe Holdings, Ltd., Series B, 7.300%	2,207,712
115,000	Royal Bank of Scotland Group PLC, Series N, 6.350%	2,581,750
90,000	SLM Corp., 6.000%	1,597,500
116,137	The Bank of New York, Inc. Capital V, 7.800%	2,651,408
5,000	Wells Fargo Capital Trust II, 7.000%	124,550
102,120	Wells Fargo Capital Trust VIII, 5.850%	2,318,124

		47,403,725

Real Estate Investment Trusts— 2.1%
15,000	ProLogis Trust, Series F, 6.750%	349,200
120,000	Public Storage, Series F, 6.450%	2,626,800

		2,976,000

Telecommunications— 0.5%
30,000	AT&T, Inc., 6.3750%	714,600

		714,600

Utilities— 4.7%
132,410	BGE Capital Trust II, 6.200%	3,040,134
61,267	Entergy LA, Inc., 7.600%	1,532,900
Shares or Principal Amount		Value
Preferred Stocks (Continued)
Utilities (Continued)
80,000	FPL Group Capital, Inc., Series A, 6.600%	$1,931,200

		6,504,234

Total Preferred Stocks (Cost $65,077,897)		60,207,049

Mutual Fund—2.1%
Hong Kong— 2.1%
108,000	AMEX Technology SPDR(a)	2,913,840

Total Mutual Funds (Cost $2,169,012)		2,913,840

Cash Equivalents—2.0%
2,786,953	Huntington Money Market Fund, Interfund Shares, 4.520%(b)(c)	2,786,952
Total Cash Equivalents (Cost $2,786,952)		2,786,952

Short-Term Securities Held As Collateral For Securities Lending—10.3%
14,248,646	Pool of various securities for The Huntington Funds	14,248,646
Total Short-Term Securities Held As Collateral For Securities Lending (Cost $14,248,646)		14,248,646

Total Investments (Cost $151,717,111)— 110.4%		153,719,315
Liabilities in excess of other assets — (10.4)%		(14,448,120)

Net Assets — 100.0%		$139,271,195

(a)	A portion or all of the security was held on loan.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2007.
ADR	American Depositary Receipt
LP	Limited Partnership
PLC	Public Liability Co.

See Notes to Portfolio of Investments.

Huntington Growth Fund
Portfolio of Investments
September 30, 2007 (unaudited)

Shares		Value
Common Stocks—99.5%
Consumer Discretionary— 6.4%
31,000	Johnson Controls, Inc.	$3,661,410
83,800	McDonald's Corp.	4,564,586
71,400	Nike, Inc., Class B	4,188,324
8,080	Nordstrom, Inc.	378,871
106,800	The Walt Disney Co.	3,672,852

		16,466,043

Consumer Staples— 9.7%
15,000	British American Tobacco PLC ADR	1,079,700
20,000	Bunge, Ltd.(a)	2,149,000
93,250	Colgate-Palmolive Co.	6,650,590
26,200	CVS Corp.	1,038,306
128,400	Kroger Co.	3,661,968
22,000	Molson Coors Brewing Co., Class B	2,192,740
38,000	Procter & Gamble Co.	2,672,920
118,600	Walgreen Co.	5,602,664
875	WM Wrigley Jr. Co., Class B	55,659

		25,103,547

Energy— 12.4%
40,000	Devon Energy Corp.	3,328,000
81,065	Exxon Mobil Corp.	7,503,376
22,320	Marathon Oil Corp.	1,272,686
119,880	Occidental Petroleum Corp.	7,681,911
118,300	Schlumberger, Ltd.	12,421,500

		32,207,473

Financials— 8.1%
69,000	American Express Co.	4,096,530
48,900	Ameriprise Financial, Inc.	3,086,079
12	Berkshire Hathaway, Inc., Class A*	1,422,120
7,000	Franklin Resources, Inc.	892,500
13,630	Goldman Sachs Group, Inc.	2,954,166
79,000	JPMorgan Chase & Co.	3,619,780
27,700	MetLife, Inc.	1,931,521
31,300	Prudential Financial, Inc.	3,054,254

		21,056,950

Health Care— 13.9%
100,000	Abbott Laboratories	5,362,000
15,000	Alcon, Inc.	2,158,800
90,000	Baxter International, Inc.	5,065,200
12,000	Celgene Corp.*	855,720
95,000	Gilead Sciences, Inc.*	3,882,650
9,200	Laboratory Corp. of America Holdings*(a)	719,716
42,000	Merck & Co., Inc.	2,170,980
40,000	Novo-Nordisk A/S	4,841,600
95,730	Schering-Plough Corp.	3,027,940
40,000	Stryker Corp.	2,750,400
48,700	Thermo Fisher Scientific, Inc.*	2,810,964
55,000	Wyeth	2,450,250

		36,096,220

Industrials— 15.4%
33,000	Boeing Co. (The)	3,464,670
22,000	Continental AG ADR	3,045,821
175,200	General Electric Co.	7,253,280
44,000	GlobalSantaFe Corp.	3,344,880
95,000	Illinois Tool Works, Inc.	5,665,800
35,700	Lockheed Martin Corp.	3,873,093
33,000	Monsanto Co.	2,829,420
22,000	Precision Castparts Corp.	3,255,560
40,000	Terex Corp.*	3,560,800
Shares		Value
Common Stocks (Continued)
Industrials (Continued)
40,000	W.W. Grainger, Inc.	$3,647,600

		39,940,924

Materials— 4.1%
24,900	BASF, AG ADR	3,447,672
13,534	Freeport-McMoran Copper & Gold, Inc.	1,419,581
65,800	Lafarge SA ADR	2,541,801
38,990	Praxair, Inc.	3,265,803

		10,674,857

Technology— 19.6%
14,000	Amphenol Corp., Class A	556,640
28,600	Apple Computer, Inc.*	4,391,244
48,000	ASM Holding NV*	1,577,280
140,000	Cisco Systems, Inc.*	4,635,400
100,000	EMC Corp.*	2,080,000
55,000	Fidelity National Information Services, Inc.	2,440,350
4,300	Google, Inc., Class A*	2,439,261
181,587	Hewlett- Packard Co.	9,041,217
47,600	International Business Machines Corp.	5,607,280
45,000	MEMC Electronic Materials, Inc.*	2,648,700
220,625	Microsoft Corp.	6,499,612
352,500	Oracle Corp.*	7,631,625
34,200	Telefonaktiebolaget LM Ericsson ADR	1,361,160

		50,909,769

Telecommunications— 4.6%
106,700	AT&T, Inc.	4,514,477
150,000	Corning, Inc.	3,697,500
100,000	Vodafone Group PLC ADR	3,630,000

		11,841,977

Transportation— 1.1%
65,000	CSX Corp.	2,777,450

Utilities— 4.2%
49,200	FirstEnergy Corp.	3,116,328
53,610	FPL Group, Inc.	3,263,777
103,600	NRG Energy, Inc.*	4,381,244

		10,761,349

Total Common Stocks (Cost $173,909,541)		257,836,559

Cash Equivalents—0.5%
1,016,340	Huntington Money Market Fund, Interfund Shares, 4.520%(b)(c)	1,016,340
242,532	Meeder Institutional Money Market Fund, 4.990% (b)	242,532
Principal Amount		Value
Cash Equivalents (Continued)
Total Cash Equivalents (Cost $1,258,872)		1,258,872

Short-Term Securities Held As Collateral For Securities Lending—0.6%
1,537,261	Pool of various securities for The Huntington Funds	$1,537,261
Total Short-Term Securities Held As Collateral For Securities Lending (Cost $1,537,261)		1,537,261

Total Investments (Cost $176,705,674)— 100.6%		260,632,692
Liabilities in excess of other assets — (0.6)%		(1,569,199)

Net Assets — 100.0%		$259,063,493

(a)	A portion or all of the security was held on loan.
(b)	Rate disclosed is the seven day yield as of September 30, 2007.
(c)	Investment in affiliate.
*	Non-income producing security.
ADR	American Depositary Receipt
PLC	Public Liability Co.
 See Notes to Portfolio of Investments.

Huntington Income Equity Fund
Portfolio of Investments
September 30, 2007 (unaudited)

Shares		Value
Common Stocks—100.5%
Consumer Discretionary— 7.8%
155,800	CBS Corp., Class B	$4,907,700
30,000	Cummins Engine, Inc.	3,836,700
46,300	Genuine Parts Co.	2,315,000
210,000	Time Warner, Inc.	3,855,600
12,300	V.F. Corp.	993,225

		15,908,225

Consumer Staples— 5.6%
86,200	Archer-Daniels-Midland Co.	2,851,496
100,000	Constellation Brands, Inc.*	2,421,000
32,100	General Mills, Inc.	1,862,121
42,800	Molson Coors Brewing Co., Class B	4,265,876

		11,400,493

Energy— 8.6%
29,800	Apache Corp.	2,683,788
27,600	Chevron Texaco Corp.	2,582,808
34,300	ConocoPhillips	3,010,511
15,000	Devon Energy Corp.	1,248,000
18,200	Marathon Oil Corp.	1,037,764
51,700	Occidental Petroleum Corp.	3,312,936
42,400	Progress Energy, Inc.	1,986,440
26,000	Valero Energy Corp.	1,746,680

		17,608,927

Financials— 28.1%
90,100	Bank of America Corp.	4,529,327
123,000	BB&T Corp.	4,967,970
107,200	CitiGroup, Inc.	5,003,024
75,300	Comerica, Inc.	3,861,384
104,400	JPMorgan Chase & Co.	4,783,608
74,500	Lehman Brothers Holdings, Inc.(a)	4,598,885
76,100	Lincoln National Corp.	5,020,317
105,800	Progressive Corp.	2,053,578
155,399	Regions Financial Corp.	4,581,163
50,300	SunTrust Banks, Inc.	3,806,201
97,000	Unitrin, Inc.	4,810,230
104,900	Wachovia Corp.	5,260,735
121,500	Washington Mutual, Inc.	4,290,165

		57,566,587

Health Care— 9.7%
43,000	Aetna, Inc.	2,333,610
82,000	Johnson & Johnson	5,387,400
40,700	Merck & Co., Inc.	2,103,783
79,100	Pfizer, Inc.	1,932,413
56,500	Sanofi-Aventis ADR	2,396,730
23,900	Teva Pharmaceutical Industries, Ltd.	1,062,833
102,200	Wyeth	4,553,010

		19,769,779

Industrials— 11.1%
25,100	Eaton Corp.	2,485,904
25,700	Fedex Corp.	2,692,075
66,000	General Electric Co.	2,732,400
50,900	Ingersoll Rand Co.	2,772,523
33,300	L-3 Communications Corp.	3,401,262
42,900	Masco Corp.	993,993
57,900	Parker Hannifin Corp.(a)	6,474,957
30,000	R.R. Donnelley & Sons Co.	1,096,800

		22,649,914

Materials— 5.1%
75,400	Du Pont (E.I.) de Nemours & Co.	3,736,824
42,000	PPG Industries, Inc.	3,173,100
Shares or Principal Amount		Value
Common Stocks (Continued)
Materials (Continued)
84,200	The Dow Chemical Co.	$3,625,652

		10,535,576

Technology— 14.4%
53,000	Automatic Data Processing, Inc.	2,434,290
104,000	Cisco Systems, Inc.*	3,443,440
48,300	Hewlett- Packard Co.	2,404,857
18,800	International Business Machines Corp.	2,214,640
148,400	Nokia Corp.	5,628,812
146,000	Oracle Corp.*	3,160,900
57,000	Symantec Corp.*	1,104,660
97,500	Texas Instruments, Inc.	3,567,525
70,000	United Technologies Corp.	5,633,600

		29,592,724

Telecommunications— 6.4%
53,400	AT&T, Inc.	2,259,354
23,200	BT Group PLC ADR	1,457,656
178,500	Deutsche Telecom AG ADR	3,503,955
199,000	Sprint Corp.	3,781,000
32,900	Telephone & Data Systems, Inc.	2,196,075

		13,198,040

Utilities— 3.7%
41,000	Consolidated Edison, Inc.	1,898,300
29,100	DTE Energy Co.(a)	1,409,604
121,300	Duke Energy Corp.	2,267,097
120,400	TECO Energy, Inc.	1,978,172

		7,553,173

Total Common Stocks (Cost $163,810,181)		205,783,438

Cash Equivalents—0.8%
1,683,714	Huntington Money Market Fund, Interfund Shares, 4.520%(b)(c)	1,683,714
Total Cash Equivalents (Cost $1,683,714)		1,683,714

Short-Term Securities Held As Collateral For Securities Lending—6.3%
	Pool of various securities for The Huntington Funds	12,910,370
Total Short-Term Securities Held As Collateral For Securities Lending (Cost $12,910,370)		12,910,370

Total Investments (Cost $178,404,265)— 107.6%		220,377,522
Liabilities in excess of other assets — (7.6)%		(15,652,095)

Net Assets — 100.0%		$204,725,427

(a)	A portion or all of the security was held on loan.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2007.
*	Non-income producing security.
ADR	American Depositary Receipt
PLC	Public Liability Co.

See Notes to Portfolio of Investments.

Huntington International Equity Fund
Portfolio of Investments
September 30, 2007 (unaudited)

Shares		Value
Common Stocks—88.3%
Canada— 1.3%
Energy— 1.3%
70,000	EnCana Corp.	$4,329,500

Finland— 3.1%
Telecommunications— 3.1%
275,000	Nokia Oyj	10,453,262

France— 9.2%
Consumer Discretionary— 1.4%
109,000	Vivendi SA	4,600,205

Consumer Staples— 1.4%
60,600	Groupe DANONE	4,769,476

Energy— 1.9%
80,140	Total SA	6,515,317

Financials— 1.9%
144,900	AXA ADR	6,463,989

Industrials— 2.0%
53,000	Schneider Electric SA	6,695,278

Utility— 0.6%
31,800	Suez SA ADR	1,867,770

		30,912,035

Germany— 5.1%
Health Care— 1.5%
76,300	Stada Arzneimittel AG	4,982,520

Technology— 1.8%
104,400	SAP AG	6,107,465

Utility— 1.8%
100,000	E ON AG ADR	6,137,000

		17,226,985

Ireland— 3.3%
Consumer Staples— 1.4%
163,300	Kerry Group PLC	4,842,934

Financials— 1.9%
335,000	Anglo Irish Bank Corp. PLC	6,209,364

		11,052,298

Italy— 0.8%
Industrials— 0.8%
96,000	Finmeccanica SPA	2,796,396

Japan— 19.7%
Consumer Discretionary— 4.7%
94,000	Honda Motor Co., Ltd.	3,159,251
222,000	Matsushita Electric Industrial Co., Ltd.	4,165,521
16,150	Nintendo Co., Ltd.	8,408,968

		15,733,740

Consumer Staples— 4.5%
390,000	Ajinomoto Co., Inc.	4,889,856
158,000	Shiseido Co., Ltd.	3,508,054
113,600	Unicharm Corp.	6,973,270

		15,371,180

Financials— 1.4%
524,500	Mitsubishi UFJ Financial Group, Inc. ADR	4,762,460

Health Care— 3.0%
102,000	Eisai Co., Ltd.	4,822,464
Shares		Value
Common Stocks (Continued)
Japan (Continued)
96,400	ONO Pharamaceutical Co., Ltd.	$5,170,431

		9,992,895

Industrials— 2.2%
223,000	Komatsu, Ltd.	7,494,819

Technology— 3.9%
129,500	Canon, Inc.	7,069,787
330,000	Sharp Corp.	5,990,857

		13,060,644

		66,415,738

Mexico— 1.0%
Materials— 1.0%
116,604	Cemex S.A.B de C.V. ADR	3,488,792

Netherlands— 6.6%
Consumer Discretionary— 2.6%
191,000	Koninklijke Phillips Electronics NV	8,583,540

Financials— 1.9%
147,012	ING Groep NV	6,525,156

Transportation— 2.1%
165,800	TNT NV	6,950,097

		22,058,793

Netherlands Antilles— 2.5%
Energy— 2.5%
79,000	Schlumberger, Ltd.	8,295,000

Norway— 0.8%
Telecommunications— 0.8%
141,000	Telenor ASA	2,825,809

Singapore— 5.2%
Industrials— 2.8%
986,000	Keppel Corp., Ltd.	9,561,212

Telecommunications— 2.4%
2,955,930	Singapore Telecommunications, Ltd.	8,001,912

		17,563,124

Spain— 4.4%
Financials— 1.7%
240,700	Banco Bilbao Vizcaya Argentaria SA SPA ADR	5,603,496

Telecommunications— 2.7%
332,384	Telefonica SA	9,302,923

		14,906,419

Sweden— 3.6%
Financials— 1.6%
162,600	Swedbank AB, Class A	5,439,351

Industrials— 2.0%
310,500	Sandvik AB	6,663,556

		12,102,907

Switzerland— 4.0%
Health Care— 1.7%
102,900	Novartis AG	5,679,832

Materials— 2.3%
183,100	Syngenta AG ADR	7,933,723

		13,613,555

United Kingdom— 17.7%
Consumer Discretionary— 1.8%
384,000	Pearson PLC	5,950,778

Consumer Staples— 4.2%
554,400	Cadbury Schweppes PLC	6,430,818
Shares or Principal Amount		Value
Common Stocks (Continued)
United Kingdom (Continued)
872,284	Tesco PLC	$7,838,439

		14,269,257

Energy— 2.1%
398,000	BG Group PLC	6,888,321

Financials— 2.3%
240,000	Standard Chartered PLC	7,855,813

Health Care— 1.4%
84,850	GlaxoSmithKline PLC ADR	4,514,020

Industrials— 1.9%
608,000	Rolls-Royce Group PLC	6,499,049

Materials— 2.4%
23,500	Rio Tinto PLC ADR	8,069,900

Utility— 1.6%
177,100	Scottish & Southern Energy PLC	5,474,481

		59,521,619

Total Common Stocks (Cost $191,163,150)		297,562,232

Mutual Funds—4.1%
Hong Kong— 1.0%
Management Investment Operation—1.0%
165,000	iShares MSCI Hong Kong Index Fund	3,461,700
India— 0.9%
Management Investment Operation— 0.9%
58,200	Morgan Stanley India Investment Fund, Inc.	2,960,052

Malaysia— 1.0%
Management Investment Operation— 1.0%
275,000	iShares MSCI Malaysia Index Fund	3,272,500

Taiwan— 1.2%
Management Investment Operation— 1.2%
235,000	iShares MSCI Taiwan Index Fund	3,936,250

Total Mutual Funds (Cost $10,392,560)		13,630,502

Repurchase Agreement—4.7%
15,923,000	State Street Bank, 2.900%, dated 9/28/07, due 10/1/07, repurchase price $15,926,848 (Fully collateralized by U.S. Treasury securities)	15,923,000

Total Repurchase Agreement (Cost $15,923,000)		15,923,000

Total Investments (Cost $217,478,710)— 97.1%		327,115,734
Other assets in excess of liabilities — 2.9%		9,721,529

Net Assets — 100.0%		$336,837,263

ADR	American Depositary Receipt
PLC	Public Liability Co.

 See Notes to Portfolio of Investments.

Huntington Macro 100 Fund
Portfolio of Investments
September 30, 2007 (unaudited)

Shares		Value
Common Stocks—98.8%
Consumer Discretionary— 17.2%
5,600	Amazon.com, Inc.*	$521,640
7,900	Carnival Corp.	382,597
12,900	CBS Corp., Class B	406,350
8,700	Clear Channel Communications, Inc.	325,728
19,900	eBay, Inc.*	776,498
2,800	Family Dollar Stores, Inc.	74,368
9,200	Gap, Inc. (The)	169,648
3,100	Genuine Parts Co.	155,000
1,300	Harman International Industries, Inc.	112,476
35,400	Home Depot, Inc. (The)	1,148,376
4,000	IAC/InterActiveCorp*	118,680
8,300	Interpublic Group of Cos., Inc. (The)*	86,154
2,000	Jones Apparel Group, Inc.	42,260
5,800	Kohl's Corp.*	332,514
26,400	Lowe's Cos., Inc.	739,728
2,552	RadioShack Corp.	52,724
13,800	Southwest Airlines Co.	204,240
3,200	Tribune Co.	87,424
42,600	Wal-Mart Stores, Inc.	1,859,490

		7,595,895

Consumer Staples— 6.1%
7,800	Avon Products, Inc.	292,734
35,000	Coca-Cola Co. (The)	2,011,450
5,000	Coca-Cola Enterprises, Inc.	121,100
2,650	New York Times Co. (The), Class A	52,364
12,700	Sara Lee Corp.	211,963

		2,689,611

Financials— 15.4%
4,300	Ameriprise Financial, Inc.	271,373
7,400	Capital One Financial Corp.	491,582
17,900	Charles Schwab Corp. (The)	386,640
2,800	Comerica, Inc.	143,584
9,350	Discover Financial Services*	194,480
17,000	Federal National Mortgage Association	1,033,770
9,800	Fifth Third Bancorp	332,024
2,300	First Horizon National Corp.	61,318
12,100	Freddie Mac	714,021
7,400	Goldman Sachs Group, Inc.	1,603,876
9,600	Marsh & McLennan Cos., Inc.	244,800
1,600	MGIC Investment Corp.	51,696
18,600	Morgan Stanley Dean Witter & Co.	1,171,800
6,400	Sovereign Bancorp, Inc.	109,056

		6,810,020

Health Care— 1.2%
20,600	Boston Scientific Corp.*	287,370
2,300	PerkinElmer, Inc.	67,183
8,400	Tenet Healthcare Corp.*	28,224
1,900	Waters Corp.*	127,148

		509,925

Industrials— 2.1%
33,000	Ford Motor Co.*	280,170
9,800	General Motors Corp.	359,660
7,900	International Paper Co.	283,373

		923,203

Materials— 1.1%
24,400	Applied Materials, Inc.	505,080

Technology— 47.5%
10,200	Adobe Systems, Inc.*	445,332
Shares		Value
Common Stocks (Continued)
Technology (Continued)
9,700	Advanced Micro Devices, Inc.*	$128,040
1,900	Affiliated Computer Services, Inc.*	95,456
6,400	Altera Corp.	154,112
6,000	Analog Devices, Inc.	216,960
4,200	Autodesk, Inc.*	209,874
3,700	BMC Software, Inc.*	115,551
7,400	CA, Inc.	190,328
1,600	Ciena Corp.*	60,928
75,800	Cisco Systems, Inc.*	2,509,738
5,900	Compuware Corp.*	47,318
39,500	Dell, Inc.*	1,090,200
36,700	EMC Corp.*	763,360
97,000	Intel Corp.	2,508,420
20,400	International Business Machines Corp.	2,403,120
6,200	Intuit, Inc.*	187,860
3,400	Jabil Circuit, Inc.	77,656
3,800	JDS Uniphase Corp.*	56,848
3,630	KLA-Tencor Corp.	202,481
1,800	Lexmark International, Inc.*	74,754
5,394	Linear Technology Corp.	188,736
13,600	LSI Corp.*	100,912
5,786	Maxim Integrated Products, Inc.	169,819
13,100	Micron Technology, Inc.*	145,410
69,900	Microsoft Corp.	2,059,254
2,650	Molex, Inc.	71,365
41,500	Motorola, Inc.	768,995
6,100	Novell, Inc.*	46,604
2,358	Novellus Systems, Inc.*	64,279
9,450	NVIDIA Corp.*	342,468
69,300	Oracle Corp.*	1,500,345
3,900	PMC-Sierra, Inc.*	32,721
2,944	QLogic Corp.*	39,597
28,700	QUALCOMM, Inc.	1,212,862
9,200	Sanmina-SCI Corp.*	19,504
15,900	Solectron Corp.*	62,010
62,400	Sun Microsystems, Inc.*	350,064
16,199	Symantec Corp.*	313,937
1,500	Tektronix, Inc.	41,610
3,430	Teradyne, Inc.*	47,334
25,000	Texas Instruments, Inc.	914,750
6,200	Unisys Corp.*	41,044
4,500	VeriSign, Inc.*	151,830
6,000	Xilinx, Inc.	156,840
21,400	Yahoo!, Inc.*	574,376

		20,955,002

Telecommunications— 7.6%
2,200	ADC Telecommunications, Inc.*	43,142
8,000	Avaya, Inc.*	135,680
54,000	Comcast Corp., Class A*	1,305,720
10,000	Juniper Networks, Inc.*	366,100
50,400	Sprint Corp.	957,600
7,700	Tellabs, Inc.*	73,304
12,100	Viacom, Inc., Class B*	471,537

		3,353,083

Utilities— 0.6%
3,200	DTE Energy Co.	155,008
7,100	Dynegy, Inc., Class A*	65,604
Shares		Value
Common Stocks (Continued)
Utilities (Continued)
3,726	TECO Energy, Inc.	$61,218

		281,830

Total Common Stocks (Cost $42,165,614)		43,623,649

Cash Equivalents—1.1%
483,770	Huntington Money Market Fund, Interfund Shares, 4.520%(a)(b)	____483,770
Total Cash Equivalents (Cost $483,770)		483,770

Total Investments (Cost $42,649,385)— 99.9%		44,107,419
Other assets in excess of liabilities — 0.1%		48,848

Net Assets — 100.0%		$44,156,267

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of September 30, 2007.
*	Non-income producing security.

        See Notes to Portfolio of Investments.

Huntington Mid Corp America Fund
Portfolio of Investments
September 30, 2007  (unaudited)

Shares		Value
Common Stocks—94.9%
Consumer Discretionary— 10.2%
19,500	Abercrombie & Fitch Co., Class A	$1,573,650
30,900	AnnTaylor Stores Corp.*	978,603
16,200	BorgWarner, Inc.	1,482,786
12,000	Boyd Gaming Corp.	514,200
16,900	Brunswick Corp.	386,334
17,200	Cummins Engine, Inc.	2,199,708
30,934	Fidelity National Title Group, Inc., Class A	540,726
19,200	Hanover Insurance Group, Inc.	848,448
23,000	Liz Claiborne, Inc.	789,590
40,000	Nordstrom, Inc.	1,875,600
5,000	Polo Ralph Lauren Corp.	388,750
18,382	Pulte Homes, Inc.	250,179
12,000	Republic Services, Inc., Class A	392,520
37,200	Royal Caribbean Cruises, Ltd.	1,451,916
27,500	Sonic Automotives, Inc.	658,350
6,000	Starwood Hotels & Resorts Worldwide, Inc.	364,500
14,700	The Stanley Works	825,111
10,000	UniFirst Corp.	374,600
10,600	Whirlpool Corp.(a)	944,460
8,000	Wolverine World Wide, Inc.	219,200
31,800	Zales Corp.*	735,852

		17,795,083

Consumer Staples— 2.8%
32,000	Church & Dwight Co., Inc.(a)	1,505,280
20,000	Constellation Brands, Inc.*	484,200
5,000	Molson Coors Brewing Co., Class B	498,350
20,700	Ralcorp Holding, Inc.*	1,155,474
18,900	Smithfield Foods, Inc.*	595,350
16,400	Supervalu, Inc.	639,764

		4,878,418

Energy— 11.3%
4,500	Baker Hughes, Inc.	406,665
62,700	Chesapeake Energy Corp.	2,210,802
33,544	Devon Energy Corp.	2,790,861
11,300	Forest Oil Corp.*	486,352
29,200	Helmerich & Payne, Inc.	958,636
9,145	Mariner Energy, Inc.*	189,393
20,800	Murphy Oil Corp.	1,453,712
27,900	National Fuel Gas Co.(a)	1,305,999
68,000	Noble Energy, Inc.	4,762,720
6,000	Smith International, Inc.	428,400
66,200	Spectra Energy Corp.	1,620,576
15,600	Suncor Energy, Inc. ADR	1,479,036
15,000	Unit Corp.*	726,000
12,600	Weatherford International, Inc.*	846,468

		19,665,620

Financials— 12.2%
28,500	Allied Capital Corp.(a)	837,615
17,900	AMBAC Financial Group, Inc.	1,126,089
14,600	AMCORE Financial, Inc.	363,832
26,200	AmeriCredit Corp.*(a)	460,596
21,200	BancorpSouth, Inc.	515,160
12,400	Bear Stearns Companies., Inc.(a)	1,522,844
18,818	BOK Financial Corp.	967,434
3,000	CIT Group, Inc.	120,600
26,900	City National Corp.	1,869,819
24,200	First American Financial Corp.	886,204
34,200	First Horizon National Corp.	911,772
17,000	FirstMerit Corp.	335,920
7,372	Fulton Financial Corp.	106,009
Shares		Value
Common Stocks (Continued)
Financials (Continued)
4,000	Genworth Financial, Inc.	$122,920
20,000	Legg Mason, Inc.	1,685,800
13,300	M&T Bank Corp.	1,375,885
31,400	MoneyGram International, Inc.	709,326
22,100	Nationwide Financial Services, Inc.	1,189,422
62,250	Old Republic International Corp.	1,166,565
30,900	Protective Life Corp.	1,311,396
6,000	T. Rowe Price Group, Inc.	334,140
32,800	TCF Financial Corp.	858,704
26,700	Torchmark Corp.	1,663,944
21,000	Wilmington Trust Corp.	816,900

		21,258,896

Health Care— 12.8%
50,000	AmerisourceBergen Corp.	2,266,500
26,100	Barr Laboratories, Inc.*	1,485,351
8,300	Cephalon, Inc.*(a)	606,398
38,775	Coventry Health Care, Inc.*	2,412,193
8,000	Dentsply International, Inc.	333,120
27,800	Invitrogen Corp.*	2,272,094
29,800	Lincare Holdings, Inc.*	1,092,170
76,300	Mylan Laboratories, Inc.	1,217,748
24,900	Omnicare, Inc.(a)	824,937
22,200	Owens & Minor, Inc.	845,598
36,000	Pediatrix Medical Group, Inc.*	2,355,120
4,168	PharMerica Corp.*(a)	62,186
50,000	Respironics, Inc.*	2,401,500
73,156	Thermo Fisher Scientific, Inc.*	4,222,564

		22,397,479

Industrials— 17.5%
9,600	Alliant Techsystems, Inc.*	1,049,280
47,200	Cooper Industries, Ltd., Class A	2,411,448
27,000	Eastman Chemical Co.	1,801,710
16,000	Elbit Systems, Ltd.	756,800
3,000	G&K Services, Inc., Class A	120,600
22,000	Insituform Technologies, Inc., Class A*	335,060
27,000	Kennametal, Inc.	2,267,460
39,000	L-3 Communications Corp.(a)	3,983,460
19,500	Mohawk Industries, Inc.*	1,585,350
6,000	Oshkosh Truck Corp.	371,820
33,800	Pall Corp.	1,314,820
15,600	Parker Hannifin Corp.(a)	1,744,548
32,800	Precision Castparts Corp.	4,853,744
7,000	R.R. Donnelley & Sons Co.	255,920
3,000	Rockwell International Corp.	208,530
21,000	Ryder System, Inc.	1,029,000
16,000	Stericycle, Inc.*	914,560
21,500	Teleflex, Inc.	1,675,280
20,000	Textron, Inc.	1,244,200
22,900	Thomas & Betts Corp.*	1,342,856
40,000	Wyndham Worldwide Corp.	1,310,400

		30,576,846

Materials— 7.8%
41,400	Albemarle Corp.	1,829,880
44,400	AptarGroup, Inc.	1,681,428
6,000	Ball Corp.	322,500
6,200	Bemis Co.	180,482
8,000	Cymer, Inc.*	307,120
27,700	Cytec Industries, Inc.	1,894,403
1,089	Eagle Materials, Inc.(a)	38,921
27,000	FMC Corp.	1,404,540
18,800	Lubrizol Corp.	1,223,128
Shares		Value
Common Stocks (Continued)
Materials (Continued)
3,000	Minerals Technologies, Inc.	$201,000
18,300	Pactiv Corp.*	524,478
20,000	Quanex Corp.	939,600
6,000	Schnitzer Steel Industries, Inc.	439,740
5,000	Texas Industries, Inc.	392,500
10,000	The Scotts Co.	427,500
43,400	Trimble Navigation, Ltd.*	1,701,714

		13,508,934

Real Estate Investment Trusts— 0.1%
3,673	Host Hotels & Resorts, Inc.(a)	82,422

Technology— 14.4%
125,333	Activision, Inc.*(a)	2,705,939
26,700	Akamai Technologies, Inc.*(a)	767,091
11,000	Amdocs, Ltd.*	409,090
40,800	Arris Group, Inc.*(a)	503,880
15,100	Avocent Corp.*	439,712
8,925	Benchmark Electronics, Inc.*	213,040
6,000	Cognos, Inc.*	249,180
13,100	Coherent, Inc.*	420,248
4,600	Electronic Arts, Inc.*	257,554
19,196	Fidelity National Information Services, Inc.	851,727
3,000	Fiserv, Inc.*	152,580
13,600	FLIR Systems, Inc.*(a)	753,304
40,000	Forrester Research, Inc.*	942,800
3,000	Genzyme Corp.*	185,880
33,000	Harris Corp.	1,907,070
24,400	Imation Corp.	598,532
35,400	Integrated Device Technology, Inc.*	547,992
12,400	International Rectifier Corp.*	409,076
12,000	Intersil Corp., Class A	401,160
10,000	Intuit, Inc.*	303,000
13,000	Jabil Circuit, Inc.(a)	296,920
29,000	JDA Software Group, Inc.*	599,140
7,000	KLA-Tencor Corp.	390,460
24,400	Lam Research Corp.*	1,299,544
11,000	MEMC Electronic Materials, Inc.*	647,460
3,000	Microchip Technology, Inc.	108,960
25,000	Micron Technology, Inc.*	277,500
11,000	Molex, Inc.	296,230
30,800	NCR Corp.*	1,533,840
9,000	NVIDIA Corp.*	326,160
50,000	ON Semiconductor Corp.*	628,000
17,200	Progress Software Corp.*	521,160
37,300	SanDisk Corp.*	2,055,230
32,000	Sybase, Inc.*	740,160
14,000	Symmetricom, Inc.*	65,800
32,300	THQ, Inc.*	806,854
29,250	Varian Semiconductor Equipment Associates, Inc.*	1,565,460

		25,177,733

Telecommunications— 0.7%
12,000	CenturyTel, Inc.	554,640
50,000	Sycamore Networks, Inc.*	203,500
9,000	Telus Corp.	505,350

		1,263,490

Utilities— 5.1%
12,000	AGL Resources, Inc.	475,440
9,766	Allete, Inc.	437,126
15,500	Atmos Energy Corp.	438,960
8,000	Constellation Energy Group	686,320
Shares or Principal Amount		Value
Common Stocks (Continued)
Utilities (Continued)
34,800	Energy East Corp.	$941,340
60,750	MDU Resources Group, Inc.	1,691,280
9,500	New Jersey Resources Corp.	471,105
71,000	Questar Corp.	3,729,630

		8,871,201

Total Common Stocks (Cost $90,698,069)		165,476,122

Cash Equivalents—5.1%
8,891,010	Huntington Money Market Fund, Interfund Shares, 4.520%(b)(c)	8,891,010

Total Cash Equivalents (Cost $8,891,010)		8,891,010

Short-Term Securities Held As Collateral For Securities Lending—8.2%
	Pool of various securities for The Huntington Funds	_14,197,421
Total Short-Term Securities Held As Collateral For Securities Lending (Cost $14,197,421)		14,197,421

Total Investments (Cost $113,786,500)— 108.2%		188,564,553
Liabilities in excess of other assets — (8.2)%		(14,226,391)

Net Assets — 100.0%		$174,338,162

(a)	A portion or all of the security was held on loan.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2007.
*	Non-income producing security.
ADR	American Depositary Receipt

See Notes to Portfolio of Investments.

Huntington New Economy Fund
Portfolio of Investments
September 30, 2007  (unaudited)
Shares		Value
Common Stocks—92.7%
Consumer Discretionary— 7.8%
48,849	American Eagle Outfitters, Inc.(a)	$1,285,217
12,400	Blue Nile, Inc.*(a)	1,167,088
57,200	Carmax, Inc.*(a)	1,162,876
15,000	Garmin, Ltd.(a)	1,791,000
37,600	Guess?, Inc.	1,843,528
11,300	J.C. Penney Co., Inc.	716,081
96,000	Volvo AB	1,665,600
7,000	YUM! Brands, Inc.	236,810

		9,868,200

Consumer Staples— 6.8%
25,000	Dean Foods Co.	639,500
22,000	Molson Coors Brewing Co., Class B	2,192,740
15,300	Ralcorp Holding, Inc.*	854,046
27,640	Reynolds American, Inc.	1,757,628
825	Seaboard Corp.	1,617,000
70,500	Spartan Stores, Inc.	1,588,365

		8,649,279

Energy— 7.5%
24,500	Energy Transfer Partners LP	1,196,825
30,000	Frontier Oil Corp.	1,249,200
12,400	Grand Prideco, Inc.*	676,048
15,000	LDK Solar Co., Ltd.*	1,033,500
29,100	Plains All American Pipeline LP	1,585,659
57,200	The Williams Companies, Inc.	1,948,232
20,000	Ultra Petroleum Corp.*	1,240,800
9,554	XTO Energy, Inc.(a)	590,819

		9,521,083

Financials— 4.3%
15,900	Franklin Resources, Inc.	2,027,250
48,800	Willis Group Holdings, Ltd.(a)	1,997,872
40,000	Wright Express Corp.*	1,459,600

		5,484,722

Health Care— 15.1%
13,200	Aetna, Inc.	716,364
18,500	Baxter International, Inc.	1,041,180
6,100	Becton, Dickinson & Co.	500,505
59,900	HLTH Corp.*	848,783
14,300	Humana, Inc.*	999,284
4,700	Intuitive Surgical, Inc.*(a)	1,081,000
46,600	inVentiv Health, Inc.*	2,042,012
17,000	Inverness Medical Innovations, Inc.*(a)	940,440
10,300	Laboratory Corp. of America Holdings*(a)	805,769
20,000	Omnicell, Inc.*	570,800
31,000	Pediatrix Medical Group, Inc.*	2,028,020
20,000	Respironics, Inc.*	960,600
27,400	Stryker Corp.	1,884,024
12,700	Thermo Fisher Scientific, Inc.*	733,044
21,500	Wellcare Group, Inc.*	2,266,745
20,000	Zimmer Holdings, Inc.*	1,619,800

		19,038,370

Industrials— 14.6%
17,300	Air Products & Chemical, Inc.	1,691,248
13,230	Ameron International Corp.	1,399,337
25,900	Belden CDT, Inc.	1,214,969
11,800	Canadian Pacific Railway, Ltd.	829,422
15,100	Genlyte Group, Inc.*	970,326
4,000	L-3 Communications Corp.(a)	408,560
25,800	Loews Corp. - Carolina Group	2,121,534
40,800	Manitowoc Co.	1,806,624
Shares		Value
Common Stocks (Continued)
Industrials (Continued)
21,848	PACCAR, Inc.	$1,862,542
10,400	Precision Castparts Corp.	1,538,992
10,000	Stericycle, Inc.*	571,600
22,100	Terex Corp.*	1,967,342
31,200	Watson Wyatt Worldwide, Inc.	1,402,128
20,000	Wyndham Worldwide Corp.	655,200

		18,439,824

Materials— 2.6%
15,700	Silgan Holdings, Inc.	843,875
11,800	Southern Copper Corp.(a)	1,461,194
21,700	Syngenta AG ADR	940,261

		3,245,330

Real Estate Investment Trusts— 2.5%
52,600	Digital Reality Trust, Inc.	2,071,914
33,597	Host Hotels & Resorts, Inc.(a)	753,917
7,700	Ventas, Inc.(a)	318,780

		3,144,611

Technology— 24.6%
38,900	Accenture, Ltd.(a)	1,565,725
116,700	Activision, Inc.*(a)	2,519,553
29,000	Akamai Technologies, Inc.*(a)	833,170
18,000	Amerigon, Inc.*	311,580
10,000	Apple Computer, Inc.*	1,535,400
40,000	ASM Holding NV*	1,314,400
100,000	AU Optronics Corp. SP ADR	1,692,000
40,000	Cypress Semiconductor Corp.*	1,168,400
50,000	EMC Corp.*	1,040,000
60,000	EMCORE Corp.*(a)	576,000
20,000	EMS Technologies, Inc.*	490,600
2,763	Fidelity National Information Services, Inc.	122,594
10,200	First Solar, Inc.*	1,200,948
20,000	GameStop Corp.*	1,127,000
2,300	Google, Inc., Class A*	1,304,721
30,000	Immersion Corp.*	491,400
10,000	International Business Machines Corp.	1,178,000
35,900	MEMC Electronic Materials, Inc.*	2,113,074
124,300	Micron Technology, Inc.*	1,379,730
20,000	Nintendo Co., Ltd.	1,299,830
90,750	NVIDIA Corp.*	3,288,780
15,000	Riverbed Technology, Inc.*	605,850
33,100	SanDisk Corp.*	1,823,810
60,000	SiRF Technology Holdings, Inc.*	1,281,000
10,000	VMware, Inc., Class A*(a)	850,000

		31,113,565

Telecommunications— 3.9%
35,900	Atheros Communications*	1,075,923
46,600	Juniper Networks, Inc.*	1,706,026
61,500	Premiere Global Services, Inc.*	777,975
22,000	SBA Communications Corp.*	776,160
25,050	Time Warner Telecom, Inc., Class A*	550,348

		4,886,432

Utilities— 3.0%
17,400	FirstEnergy Corp.	1,102,116
35,600	NRG Energy, Inc.*(a)	1,505,524
Shares or Principal Amount		Value
Common Stocks (Continued)
Utilities (Continued)
25,599	ONEOK, Inc.	$1,213,393

		3,821,033

Total Common Stocks (Cost $98,318,180)		117,212,449

Cash Equivalents—9.9%
12,506,460	Huntington Money Market Fund, Interfund Shares, 4.520%(b)(c)	_12,506,460
Total Cash Equivalents (Cost $12,506,460)		12,506,460

Short-Term Securities Held As Collateral For Securities Lending—15.6%
	Pool of various securities for The Huntington Funds	19,781,497
Total Short-Term Securities Held As Collateral For Securities Lending (Cost $19,781,497)		19,781,497

Total Investments (Cost $130,606,137)— 118.2%		149,500,406
Liabilities in excess of other assets — (18.2)%		(23,072,810)

Net Assets — 100.0%		$126,427,596

(a)	A portion or all of the security was held on loan.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2007.
*	Non-income producing security.
ADR	American Depositary Receipt
LP	Limited Partnership
See Notes to Portfolio of Investments.

Huntington Real Strategies Fund
Portfolio of Investments
September 30, 2007  (unaudited)
Shares		Value
Common Stocks—74.5%
Consumer Discretionary— 2.6%
3,300	Cummins Engine, Inc.	$422,037
20,000	Volvo AB	347,000

		769,037

Consumer Staples— 3.2%
10,000	Corn Products International, Inc.	458,700
15,000	Tate & Lyle PLC, SP ADR	492,024

		950,724

Energy— 16.8%
4,400	Anadarko Petroleum Corp.	236,500
10,000	Candian Natural Resourecs Ltd. ADR	757,500
3,000	Chevron Texaco Corp.	280,740
3,500	ConocoPhillips	307,195
7,500	EnCana Corp.	463,875
5,000	Eni SPA	368,800
9,000	Marathon Oil Corp.	513,180
6,600	North European Oil Royalty Trust	219,384
3,000	Petroleo Brasileiro, SA ADR	226,500
5,000	Sasol Ltd., SP ADR	214,950
9,600	Superior Energy Services, Inc.*	340,224
10,000	Tesoro Corp.	460,200
5,000	TransOcean, Inc.*	565,250

		4,954,298

Financials— 1.3%
10,000	Brookfield Asset Management, Inc.	385,000

Health Care— 1.4%
15,000	Air Liquide, SA ADR	400,449

Industrials— 16.0%
7,000	AGCO Corp.*	355,390
25,000	Atlas Copco AB ADR	430,897
10,000	Chicago Bridge & Iron Co., NV ADR	430,600
4,500	Deere & Co.	667,890
10,000	GulfMark Offshore, Inc.*	486,600
3,000	Kennametal, Inc.	251,940
10,000	Manitowoc Co.	442,800
5,500	Robbins & Myers, Inc.	315,095
7,000	Terex Corp.*	623,140
6,000	Tidewater, Inc.	377,040
11,000	Yara International, ASA ADR	345,890

		4,727,282

Materials— 30.0%
7,917	Anglo American PLC ADR	264,824
1,400	Anglo Platinum Ltd. ADR	213,780
15,000	Barrick Gold Corp.	604,200
4,500	BASF, AG ADR	623,073
2,800	BHP Billiton Ltd. ADR	220,080
5,000	Century Aluminum Co.*	263,250
5,000	Ceradyne, Inc.*	378,700
18,000	Companhia Vale do Rio Doce ADR	610,740
10,000	CRH PLC ADR	400,900
25,000	Denison Mines Corp.*	280,500
5,000	Enbridge Energy Partners LP	244,150
6,000	Harsco Corp.	355,620
32,000	Highveld Steel & Vanadium Corp. Ltd.	531,840
6,000	Impala Platinum Holdings Ltd. ADR	204,000
12,000	Norsk Hydro ASA ADR	520,200
4,000	Peabody Energy Corp.	191,480
1,500	Potash Corp. of Saskatchewan, Inc.	158,550
2,000	Rio Tinto PLC ADR	686,800
4,000	Southern Copper Corp.	495,320
7,000	The Dow Chemical Co.	301,420
Shares or Principal Amount		Value
Common Stocks (Continued)
Materials (Continued)
6,000	United States Steel Corp.	$635,640
10,000	Uranium Energy Corp.*	44,000
25,275	Uranium One, Inc.*	332,366
29,000	USEC, Inc.*	297,250

		8,858,683

Technology— 1.4%
7,000	MEMC Electronic Materials, Inc.*	412,020

Utility— 1.8%
10,000	Questar Corp.	525,300

Total Common Stocks (Cost $20,810,772)		21,982,793

Mutual Funds—6.9%
Exchange Traded Funds— 6.9%
3,000	Oil Service HOLDRs Trust	575,250
21,000	PowerShares DB Silver Fund*	567,000
12,000	PowerShares DB US Dollar Index Bearish Fund*	329,400
7,600	StreetTRACKS Gold Trust	___558,600
Total Mutual Funds (Cost $1,950,679)		2,030,250

U.S. Government Agency—23.7%
7,000,000	Federal Home Loan Bank, 4.000%, 10/1/07(a)	7,000,000

Cash Equivalents—0.8%
217,830	Huntington Money Market Fund, Interfund Shares, 4.520%(b)(c)	217,830

Total Cash Equivalents (Cost $217,830)		217,830

Total Investments (Cost $29,979,281)— 105.9%		31,230,873
Liabilities in excess of other assets — (5.9)%		(1,727,376)

Net Assets — 100.0%		$29,503,497

(a)	Rate represents the effective yield at purchase.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2007.
*	Non-income producing security.
ADR	American Depositary Receipt
LP	Limited Partnership
PLC	Public Liability Co.

See Notes to Portfolio of Investments.

Huntington Rotating Markets Fund
Portfolio of Investments
September 30, 2007  (unaudited)

Shares or Principal Amount		Value
Mutual Funds—95.7%
Exchange Traded Funds— 93.0%
$32,250	DIAMONDS Trust Series I	$4,479,848
48,100	iShares Dow Jones U.S. Telecommunications Sector Index Fund	1,628,185
102,544	iShares EAFE Index Fund	8,469,109
62,581	iShares MSCI Canada Index Fund	2,048,276
26,805	iShares MSCI Emerging Markets Index Fund	4,006,007
66,306	iShares MSCI EMU Index Fund	8,006,449
65,200	iShares MSCI Germany Index Fund	2,254,616
25,783	iShares MSCI Italy Index Fund	898,280
4,900	iShares MSCI Pacific ex-Japan Index Fund	814,870
15,900	iShares MSCI Sweden Index Fund	587,982
39,500	ishares Russell 1000 Growth Index Fund	2,438,335
62,513	iShares Russell 1000 Index Fund	5,184,828
23,460	iShares Russell Midcap Value Index Fund	3,549,498
8,635	iShares S&P Europe 350 Index Fund	1,029,292
36,008	iShares S&P Global 100 Index Fund	2,992,625
17,016	iShares S&P Small Cap 600 Index Fund	1,186,526
27,344	MidCap SPDR Trust Series I Index Fund	4,399,650
7,173	S&P Depositary Receipt	1,094,456

		55,068,832

Management Investment Operation— 2.7%
74,586	iShares MSCI Hong Kong Index Fund	1,568,543

Total Mutual Funds (Cost $42,098,081)		56,637,375

Cash Equivalents—4.2%
2,480,989	Huntington Money Market Fund, Interfund Shares, 4.520%(a)(b)	__2,480,989
Total Cash Equivalents (Cost $2,480,989)		2,480,989

Total Investments (Cost $44,579,070)— 99.9%		59,118,364
Other assets in excess of liabilities — 0.1%		84,444

Net Assets — 100.0%		$59,202,808

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of September 30, 2007.

        See Notes to Portfolio of Investments.

Huntington Situs Small Cap Fund
Portfolio of Investments
September 30, 2007  (unaudited)
Shares		Value
Common Stocks—97.4%
Chile— 0.3%
Materials— 0.3%
2,400	Sociedad Quimica Y Minera De Chile ADR	$416,232

Denmark— 1.3%
Energy— 0.6%
10,500	Vestas Wind Systems A/S*	829,603

Health Care— 0.7%
6,800	Novozymes A/S, Class B	854,683

		1,684,286

Finland— 1.2%
Industrials— 1.2%
13,900	Cargotec Corp., Class B	682,950
12,700	Kone Oyj, Class B	926,208

		1,609,158

Germany— 1.8%
Consumer Staples— 1.0%
13,200	Douglas Holding AG	828,482
7,734	Fielmann AG	512,762

		1,341,244

Health Care— 0.8%
15,800	Stada Arzneimittel AG	1,031,767

		2,373,011

Hong Kong— 0.5%
Consumer Discretionary— 0.5%
120,000	Television Broadcasts, Ltd.	720,948

Ireland— 0.7%
Consumer Staples— 0.7%
31,700	Kerry Group PLC	940,116

Italy— 0.7%
Energy— 0.7%
22,200	Saipem SPA	947,051

Japan— 1.7%
Consumer Discretionary— 0.0%(a)
90	Hokuto Corp.	1,483

Energy— 0.1%
14,000	Fuji Oil Co., Ltd.	103,613

Health Care— 0.7%
33,000	Tanabe Seiyaku Co., Ltd.	416,631
Shares		Value
Common Stocks (Continued)
Japan (Continued)
10,900	Terumo Corp.	$550,457

		967,088

Industrials— 0.2%
13,600	Sato Corp.	254,001

Technology— 0.7%
65,000	Furuno Electric Co., Ltd.	900,435

		2,226,620

Singapore— 0.7%
Consumer Staples— 0.7%
94,000	Asia Pacific Breweries, Ltd.	873,535

Spain— 0.6%
Technology— 0.6%
23,000	Prosegur Compania de Seguridad SA	836,232

Sweden— 0.6%
Consumer Discretionary— 0.6%
36,000	Haldex AB	832,661

Switzerland— 0.6%
Consumer Staples— 0.6%
22	Lindt & Spruengli AG	833,883

United Kingdom— 1.0%
Consumer Staples— 0.4%
31,188	Bunzl PLC	446,947

Technology— 0.6%
179,000	Halma PLC	824,855

		1,271,802

United States— 85.7%
Consumer Discretionary— 13.5%
40,000	AnnTaylor Stores Corp.*	1,266,800
49,900	Audiovox Corp., Class A*	513,471
54,050	Brunswick Corp.	1,235,583
40,000	Cabela's, Inc., Class A*(b)	946,000
10,500	Columbia Sportswear Co.(b)	580,755
20,000	Ennis, Inc.	440,800
17,050	Fossil, Inc.*	636,988
40,000	Gander Mountain Co.*(b)	216,400
30,000	Garmin, Ltd.(b)	3,582,000
10,000	Hilb, Rogal & Hobbs Co.	433,300
30,000	Jakks Pacific, Inc.*	801,300
5,362	MDC Holdings, Inc.	219,520
25,000	Movado Group, Inc.	798,000
14,200	Polo Ralph Lauren Corp.	1,104,050
23,850	Rent-A-Center, Inc.*	432,401
67,000	ScanSource, Inc.*	1,883,370
15,000	Skechers USA, Inc.*	331,500
28,000	Speedway Motorsports, Inc.	1,036,000
7,200	Thor Industries, Inc.	323,928
45,600	Urban Outfitters, Inc.*	994,080
21,900	West Marine, Inc.*	252,945

		18,029,191

Consumer Staples— 2.0%
47,977	Fresh Del Monte Produce, Inc.	1,379,339
40,500	Performance Food Group Co.*	1,220,265

		2,599,604

Energy— 10.0%
15,000	Alliance Resource Partners(b)	502,950
15,000	Atwood Oceanics, Inc.*	1,148,400
21,700	Carbo Ceramics, Inc.(b)	1,100,841
75,200	Denbury Resources, Inc.*	3,360,688
29,200	Dril-Quip, Inc.*	1,441,020
Shares		Value
Common Stocks (Continued)
United States (Continued)
55,000	Headwaters, Inc.*(b)	$818,400
11,336	Helix Energy Solutions Group, Inc.*	481,327
1,463	Hugoton Royalty Trust	34,585
26,400	Newfield Exploration Co.*	1,271,424
27,000	Oceaneering International, Inc.*	2,046,600
20,000	Pacific Ethanol, Inc.*	192,400
10,000	Saint Mary Land & Exploration Co.	356,700
7,000	Swift Energy Co.*	286,440
15,000	TETRA Technologies, Inc.*(b)	317,100

		13,358,875

Financials— 6.4%
27,600	Arch Capital Group, Ltd.*	2,053,716
35,000	Bank of Florida Corp.*	569,800
20,204	BB&T Corp.	816,039
55,400	Colonial Bancgroup, Inc.	1,197,748
37,300	Cullen/Frost Bankers, Inc.	1,869,476
20,000	Philadelphia Consolidated Holdings Corp.*	826,800
11,383	SCBT Financial Corp.	393,169
13,800	WSFS Financial Corp.	861,120

		8,587,868

Health Care— 11.8%
20,000	Advanced Medical Optics, Inc.*(b)	611,800
80,000	Albany Molecular Research*	1,208,000
35,500	Bio-Rad Laboratories, Inc., Class A*	3,212,750
49,600	Cerner Corp.*(b)	2,966,576
43,700	Edwards LifeSciences Corp.*(b)	2,154,847
35,000	Kindred Healthcare, Inc.*(b)	626,850
15,000	Kinetic Concepts, Inc.*(b)	844,200
20,000	Lincare Holdings, Inc.*	733,000
53,100	Mentor Corp.(b)	2,445,255
9,300	Par Pharmaceutical, Inc.*	172,608
12,810	PharMerica Corp.*(b)	191,125
20,000	ViroPharma, Inc.*	178,000
3,000	Wellcare Group, Inc.*	316,290

		15,661,301

Industrials— 15.6%
23,000	Alliant Techsystems, Inc.*	2,513,900
20,000	American Woodmark Corp.(b)	495,800
25,000	BE Aerospace, Inc.*	1,038,250
16,900	CDI Corp.	471,172
20,000	Exlservice Holdings, Inc.*(b)	425,200
70,000	Jacobs Engineering Group, Inc.*	5,290,600
32,000	Overseas Shipholding Group, Inc.	2,458,560
30,000	Precision Castparts Corp.	4,439,400
10,000	Ryder System, Inc.	490,000
15,000	Tidewater, Inc.	942,600
22,700	Timken Co. (The)	843,305
30,000	Universal Forest Products, Inc.	897,000
28,750	Werner Enterprises, Inc.	493,063

		20,798,850

Materials— 12.1%
49,000	Albemarle Corp.	2,165,800
45,000	Ceradyne, Inc.*(b)	3,408,300
25,000	Commercial Metals Co.	791,250
10,000	Deckers Outdoor Corp.*	1,098,000
5,000	Eagle Materials, Inc.(b)	178,700
15,850	Quanex Corp.	744,633
30,000	RTI International Metals, Inc.*	2,377,800
15,000	Texas Industries, Inc.	1,177,500
33,000	The Scotts Co.	1,410,750
Shares or Principal Amount		Value
Common Stocks (Continued)
United States (Continued)
70,000	Trimble Navigation, Ltd.*	$2,744,700

		16,097,433

Real Estate Investment Trusts— 2.3%
8,500	Camden Property Trust	546,125
20,800	CBL & Associates Properties, Inc.	729,040
15,000	Colonial Properties Trust(b)	514,500
30,000	Equity One, Inc.	816,000
8,000	Healthcare Realty Trust, Inc.	213,280
20,900	HRPT Properties Trust	206,701

		3,025,646

Technology— 8.8%
27,900	ACI Worldwide, Inc.*(b)	623,565
22,000	Anixter International, Inc.*(b)	1,813,900
27,000	Black Box Corp.	1,154,520
20,000	Brocade Communications Systems, Inc.*	171,200
33,000	Compuware Corp.*	264,660
23,300	Hutchinson Technology, Inc.*	573,180
39,150	Imation Corp.	960,349
60,600	Methode Electronics, Inc.	912,030
25,000	NETGEAR, Inc.*	760,500
50,000	Red Hat, Inc.*(b)	993,500
80,900	Standard Microsystems Corp.*	3,108,178
13,144	Tektronix, Inc.	364,615

		11,700,197

Telecommunications— 1.0%
18,000	CommScope, Inc.*(b)	904,320
39,000	General Communication, Inc., Class A*	473,460

		1,377,780

Utilities— 2.2%
5,000	AGL Resources, Inc.	198,100
29,900	Hawaiian Electric Industries, Inc.	649,129
10,100	Northwest Natural Gas Co.	461,570
Shares or Principal Amount		Value
Common Stocks (Continued)
United States (Continued)
60,500	UGI Corp.	$1,571,790

		2,880,589

		114,117,334

Total Common Stocks (Cost $94,920,127)		129,682,869

Cash Equivalents—2.5%
United States— 2.5%
3,336,806	Huntington Money Market Fund, Interfund Shares, 4.520%(c)(d)	3,336,805

Total Cash Equivalents (Cost $3,336,805)		3,336,805

Short-Term Securities Held As Collateral For Securities Lending—20.1%
United States— 20.1%
	Pool of various securities for The Huntington Funds	26,699,429

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $26,699,429)		26,699,429

Total Investments (Cost $124,956,362— 120.0%		159,719,103
Liabilities in excess of other assets — (20.0)%		(26,588,567)

Net Assets — 100.0%		$133,130,536

(a)	Amount rounds to less than 0.05%.
(b)	A portion or all of the security was held on loan.
(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of September 30, 2007.
*	Non-income producing security.
ADR	American Depositary Receipt
PLC	Public Liability Co.

        See Notes to Portfolio of Investments.

Huntington Fixed Income Securities Fund
Portfolio of Investments
September 30, 2007 (unaudited)

Principal Amount		Value
U.S. Government Agencies—31.0%
Federal Farm Credit Bank –— 2.2%
$2,000,000	3.625%, 7/28/08	$1,982,826
2,000,000	5.430%, 10/24/12	2,001,232

		3,984,058

Federal Home Loan Bank –— 17.3%
1,000,000	5.100%, 3/6/08	1,000,718
3,000,000	5.500%, 5/1/09	3,002,508
7,000,000	5.000%, 12/11/09	7,085,575
3,000,000	5.000%, 9/9/11	3,046,089
3,000,000	4.375%, 6/8/12	2,967,819
3,000,000	5.375%, 6/14/13	3,098,601
5,000,000	4.750%, 9/11/15	4,926,505
6,500,000	4.750%, 12/16/16	6,387,108

		31,514,923

Federal Home Loan Mortgage Corporation –— 10.4%
2,000,000	3.640%, 8/12/08	1,982,738
1,500,000	4.125%, 11/18/09	1,491,679
3,000,000	5.000%, 11/1/10	3,001,317
4,000,000	6.480%, 12/5/11	4,284,916
3,000,000	5.750%, 1/15/12	3,133,395
900,000	4.500%, 7/16/13	881,617
3,000,000	5.500%, 3/28/16	3,040,713
1,000,000	5.200%, 3/5/19	983,820

		18,800,195

Federal National Mortgage Association —1.1%
2,000,000	5.80%, 7/16/13	2,001,050

Total U.S. Government Agencies (Cost $55,806,114)		56,300,226

Corporate Bonds—41.8%
Banks— 1.6%
1,000,000	First Tennessee Bank , 6.400%, 4/1/08	1,004,963
1,000,000	Key Bank N.A. , 4.412%, 3/18/08	994,007
1,000,000	Washington Mutual Bank , 5.950%, 5/20/13	987,150

		2,986,120

Consumer Discretionary— 1.1%
2,000,000	Cintas Corp. , 6.150%, 8/15/36	1,975,864

		1,975,864

Consumer Staples— 1.1%
2,000,000	Kraft Foods, Inc. , 5.250%, 10/1/13	1,962,674

		1,962,674

Energy— 1.6%
2,500,000	Bay State Gas Co. , 9.200%, 6/6/11	2,829,610

		2,829,610

Financials— 17.3%
2,000,000	American General Finance Corp. , 4.625%, 5/15/09	1,982,684
1,000,000	American International Group, Inc. , 6.250%, 5/1/36	1,014,671
1,000,000	Citigroup, Inc. , 7.250%, 10/1/10	1,055,855
2,000,000	General Electric Capital Corp. , 4.875%, 10/21/10	1,998,118
2,000,000	General Electric Global Insurance Holdings Corp. , 7.500%, 6/15/10	2,127,276
1,000,000	Goldman Sachs Group, Inc. , 5.300%, 2/14/12	993,919
2,000,000	HSBC Finance Corp. , 5.625%, 6/15/20	1,878,398
Principal Amount		Value
Corporate Bonds (Continued)
Financials (Continued)
$3,000,000	Lehman Brothers Holdings , 7.000%, 2/1/08	$3,010,683
1,000,000	Lincoln National Corp. , 4.750%, 2/15/14	958,114
3,000,000	MBNA America Bank Corp. N.A. , 7.125%, 11/15/12(a)	3,227,967
1,000,000	Merrill Lynch & Co., Inc. , 5.770%, 7/25/11	1,012,740
1,000,000	Metlife, Inc. , 5.000%, 11/24/13	981,421
1,000,000	Metlife, Inc. , 5.700%, 6/15/35	924,026
1,000,000	Morgan Stanley Dean Witter & Co. , 6.750%, 10/15/13	1,048,959
2,000,000	Nationwide Financial Services, Inc. , 6.250%, 11/15/11	2,047,852
1,180,000	Protective Life Secured Trust , 4.000%, 10/7/09	1,165,244
2,050,000	RenaissanceRe Holdings, Ltd. , 5.875%, 2/15/13	2,063,495
1,000,000	SunAmerica, Inc. , 6.750%, 10/1/07	1,000,000
3,000,000	Wachovia Corp. , 5.300%, 10/15/11	3,013,923

		31,505,345

Health Care— 2.6%
2,500,000	Genentech, Inc. , 4.750%, 7/15/15	2,357,135
2,500,000	WellPoint, Inc. , 4.250%, 12/15/09	2,462,618

		4,819,753

Materials— 1.4%
1,000,000	DuPont EI Nemour , 6.875%, 10/15/09	1,036,527
1,500,000	Hanson PLC , 7.875%, 9/27/10	1,597,284

		2,633,811

Real Estate Investment Trusts— 4.8%
1,045,000	AvalonBay Communities, Inc. , 6.875%, 12/15/07	1,047,238
1,500,000	CPG Partners LP , 3.500%, 3/15/09	1,465,989
2,000,000	Duke Realty LP , 3.500%, 11/1/07	1,997,974
2,000,000	Hospitality Properties Trust , 6.750%, 2/15/13	2,066,202
1,000,000	MACK-CALI Realty LP , 7.750%, 2/15/11	1,070,781
1,000,000	Weingarten Realty Investments , 7.350%, 7/20/09	1,036,473

		8,684,657

Technology— 4.1%
2,000,000	Cisco Systems, Inc. , 5.500%, 2/22/16	1,986,628
1,000,000	E.W. Scripps Co. , 6.625%, 10/15/07	1,000,156
2,000,000	Oracle Corp. , 5.250%, 1/15/16	1,947,478
2,460,000	Thermo Fisher Scientific, Inc. , 7.625%, 10/30/08	2,508,713

		7,442,975

Telecommunications— 1.4%
474,000	Alltel Ohio LP , 8.000%, 8/15/10(a)	462,311
2,000,000	Comcast Corp. , 6.500%, 1/15/17	2,063,122

		2,525,433

Transportation— 1.1%
2,000,000	Union Pacific Corp. , 5.650%, 5/1/17	1,945,182

		1,945,182

Utilities— 3.7%
1,000,000	American Electric Power , 5.375%, 3/15/10	1,004,220
Shares or Principal Amount		Value
Corporate Bonds (Continued)
Utilities (Continued)
$1,000,000	Atlantic City Electric Co. , 6.750%, 5/12/08	$1,008,988
1,000,000	Cincinnati Gas & Electric Co. , 6.400%, 4/1/08	1,004,274
1,000,000	Cinergy Global Resources , 6.200%, 11/3/08(a)	1,009,718
1,000,000	CLECO Corp. , 6.520%, 5/15/09	1,020,680
1,800,000	Gulf Power Co. , 4.900%, 10/1/14	1,719,976

		6,767,856

		76,079,280

U.S. Treasury Obligations—20.9%
U.S. Treasury Bonds –— 14.5%
1,500,000	7.250%, 5/15/16	1,785,587
4,500,000	9.125%, 5/15/18	6,162,187
3,000,000	8.750%, 8/15/20	4,125,468
2,000,000	7.125%, 2/15/23	2,482,188
2,000,000	7.625%, 2/15/25	2,634,532
4,000,000	6.750%, 8/15/26	4,905,000
1,500,000	5.250%, 11/15/28	1,572,188
2,500,000	5.375%, 2/15/31(b)	2,676,173

		26,343,323

U.S. Treasury Notes –— 6.4%
3,000,000	2.000%, 7/15/14	3,270,342
3,000,000	2.375%, 1/15/17	3,120,973
4,500,000	6.125%, 8/15/29(b)	5,249,529

		11,640,844

Total U.S. Treasury Obligations (Cost $36,344,080)		37,984,167

Preferred Stocks—1.7%
Consumer Discretionary— 0.1%
10,000	Comcast Corp., 7.000%(b)	252,000

		252,000

Financials— 1.6%
25,000	Citigroup Capital Trust VIII, 6.950%	612,250
39,555	General Electric Capital Corp., 6.100%	970,284
10,000	KeyCorp Capital VIII, 7.000%(b)	244,500
20,000	Merrill Lynch & Co. Capital Trust III, 7.000%	494,000
6,300	SLM Corp., 6.000%	111,825
18,000	Wells Fargo Capital Trust II, 7.000%	448,380

		2,881,239

Total Preferred Stocks (Cost $3,284,397)		3,133,239

Certificates of Deposit—1.7%
Banks— 1.7%
3,000,000	Royal Bank of Canada NY , 5.290%, 2/2/09	3,011,727

Total Certificates of Deposit (Cost $3,001,935)		3,011,727

U.S. Government Mortgage Backed Agencies—0.6%
Federal Home Loan Mortgage Corporation –— 0.5%
282,089	Pool # 599630, 6.500%, 8/1/16	289,463
430,903	Pool # 254403, 6.000%, 8/1/17	437,571
Shares or Principal Amount		Value
U.S. Government Mortgage Backed Agencies (Continued)

		727,034

Government National Mortgage Association –— 0.1%
$3,198	Pool # 363175, 7.000%, 11/15/08	$3,226
12,645	Pool # 383488, 7.000%, 2/15/09	12,862
192,898	Pool # 345128, 6.500%, 1/15/24	197,882
31,471	Pool # 372962, 7.000%, 3/15/24	33,002
62,204	Pool # 352982, 7.500%, 5/15/24	65,322
27,744	Pool # 373015, 8.000%, 6/15/24	29,476

		341,770

Total U.S. Government Mortgage Backed Agencies (Cost $1,057,269)		1,068,804

Cash Equivalents—2.3%
4,115,831	Huntington Money Market Fund, Interfund Shares, 4.520%	4,115,831

Total Cash Equivalents (Cost $4,115,831)		4,115,831

Short-Term Securities Held As Collateral For Securities Lending—4.3%
	Pool of various securities for The Huntington Funds	7,907,379

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $7,907,379)		7,907,379

Total Investments (Cost $187,766,084)— 104.3%		189,600,653
Liabilities in excess of other assets — (4.3)%		(7,837,801)

Net Assets — 100.0%		$181,762,852

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2007, all such securities in total represented 0.8% of net assets.

(b)	A portion or all of the security was held on loan.
(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of September 30, 2007.
LLC	Limited Liability Co.
LP	Limited Partnership.
PLC	Public Liability Co.

        See Notes to Portfolio of Investments.

Huntington Intermediate Government Income Fund
Portfolio of Investments
September 30, 2007  (unaudited)
Principal Amount		Value
U.S. Government Agencies—55.8%
Federal Farm Credit Bank –— 11.2%
$1,000,000	5.750%, 1/18/11	$1,039,936
1,000,000	5.375%, 7/18/11	1,028,871
2,000,000	4.900%, 3/17/14	1,973,372
2,000,000	4.990%, 1/28/15	1,964,224
2,000,000	4.875%, 12/16/15	1,993,152
1,000,000	5.270%, 9/1/16	1,020,995
2,000,000	5.650%, 3/6/17	2,002,280
2,000,000	5.050%, 3/8/17	2,008,384
		13,031,214
Federal Home Loan Bank –— 13.1%
1,500,000	3.875%, 8/14/09	1,485,834
1,000,000	4.000%, 7/8/11	979,595
2,000,000	5.500%, 2/9/12	2,024,826
3,000,000	5.375%, 6/14/13	3,098,601
2,000,000	5.250%, 3/19/14	2,007,194
2,000,000	4.375%, 2/13/15	1,941,154
2,000,000	4.750%, 9/11/15	1,970,602
2,000,000	5.500%, 10/19/16	2,012,166
		15,519,972
Federal Home Loan Mortgage Corporation –— 23.9%
1,000,000	3.250%, 1/28/08	994,568
2,000,000	3.000%, 5/13/08	1,978,132
1,200,000	4.875%, 9/12/08	1,202,882
2,000,000	5.250%, 1/12/09	2,019,214
1,000,000	4.750%, 3/5/09	1,003,840
1,000,000	5.450%, 9/2/11	1,008,455
2,000,000	5.250%, 10/6/11	2,013,776
2,000,000	5.550%, 1/9/12	2,006,076
2,000,000	4.250%, 5/22/13	1,954,316
1,500,000	5.162%, 12/16/13	1,501,076
2,000,000	5.375%, 1/9/14	2,008,638
1,000,000	5.500%, 2/20/14	1,008,443
2,000,000	5.450%, 1/22/16	2,003,986
2,000,000	5.400%, 2/1/16	2,003,154
2,000,000	6.000%, 7/6/17	2,037,318
3,500,000	5.200%, 3/5/19	3,443,370
		28,187,244
Federal National Mortgage Association –— 7.6%
2,000,000	5.250%, 3/24/15	1,996,736
1,500,000	5.400%, 3/9/17	1,503,831
2,500,000	5.000%, 4/26/17	2,458,265
3,000,000	5.625%, 11/15/21	2,983,842
		8,942,674
Total U.S. Government Agencies (Cost $65,629,317)		65,681,104

U.S. Government Mortgage Backed Agencies—32.7%
Federal Home Loan Mortgage Corporation –— 15.8%
416,914	Pool # M80773, 5.000%, 10/1/09	415,977
855,606	Pool # M81004, 5.000%, 1/1/13	850,454
728,712	Series R007, Class AC, 5.875%, 5/15/16	734,624
862,927	Series 2003-32, Class KB, 5.000%, 3/25/17	858,596
430,262	Pool # E01184, 6.000%, 8/1/17	436,686
946,699	Series 2555, Class B, 4.250%, 1/15/18	920,997
1,163,439	Series 3046, Class YA, 5.000%, 2/15/19	1,145,848
2,500,000	Series 2571, Class VP, 5.500%, 7/15/21	2,474,669
1,177,203	Pool # C90699, 5.000%, 8/1/23	1,141,256
Principal Amount		Value
U.S. Government Mortgage Backed Agencies (Continued)
$1,000,000	Series 2649, Class OL, 4.500%, 4/15/26	$995,517
1,000,000	Series 2670, Class QP, 4.000%, 2/15/27	987,480
1,000,000	Series 2676, Class PG, 5.500%, 1/15/29	998,512
1,784,110	Series 2802, Class MB, 5.500%, 11/15/31	1,759,337
864,246	Series 2976, Class HP, 4.500%, 1/15/33	841,570
625,304	Pool # G08005, 5.500%, 8/1/34	613,562
838,334	Pool # 1G0865, 4.904%, 7/1/35	827,743
2,683,103	Pool # 972190, 5.316%, 11/1/35	2,673,247
		18,676,075
Federal National Mortgage Association –— 14.1%
338,763	Pool # 647408, 5.000%, 10/1/17	333,304
585,469	Pool # 254911, 5.000%, 10/1/23	566,387
1,375,163	Pool # 255360, 5.000%, 8/1/24	1,329,113
1,425,913	Pool # 255767, 5.500%, 6/1/25	1,408,729
1,595,401	Pool # 256116, 6.000%, 2/1/26	1,604,100
1,237,342	Pool # 256213, 6.000%, 4/1/26	1,244,089
1,160,207	Series 2003-11, Class BA, 5.500%, 8/25/32	1,156,923
1,062,499	Pool # 254594, 5.500%, 1/1/33	1,044,033
276,075	Series 2003-16, Class CB, 4.000%, 2/25/33	262,775
1,561,136	Pool # 783793, 6.000%, 7/1/34	1,566,852
1,132,127	Pool # 807963, 5.000%, 1/1/35	1,082,774
705,695	Pool # 806715, 5.500%, 1/1/35	692,636
1,541,417	Pool # 735224, 5.500%, 2/1/35	1,514,110
1,799,202	Pool # 868935, 5.500%, 5/1/36	1,762,623
942,418	Pool # 907484, 6.000%, 1/1/37	943,827
		16,512,275
Government National Mortgage Association –— 2.8%
1,500,000	Series 2003-100, Class VB, 5.500%, 1/20/23	1,482,077
332,046	Pool # 2699, 6.000%, 1/20/29	334,730
427,244	Pool # 576456, 6.000%, 3/15/32	430,935
1,000,000	Series 2005-55, Class PD, 5.000%, 5/20/32	978,655
		3,226,397
Total U.S. Government Mortgage Backed Agencies (Cost $38,923,786)		38,414,747

U.S. Treasury Obligations—9.4%
U.S. Treasury Notes –— 1.7%
2,000,000	3.375%, 11/15/08	1,986,562
1,000,000	5.000%, 8/15/11	1,033,203
1,000,000	4.125%, 8/31/12	995,938
2,000,000	4.250%, 11/15/14(a)	1,980,782
2,000,000	4.500%, 2/15/16(a)	2,000,312
2,000,000	5.125%, 5/15/16(a)	2,083,906
Shares or Principal Amount		Value
U.S. Treasury Obligations (Continued)
$1,000,000	4.750%, 2/15/37(a)	$986,172
Total U.S. Treasury Obligations (Cost $10,963,245)		11,066,875

Cash Equivalents—1.5%
1,759,733	Huntington Money Market Fund, Interfund Shares, 4.520%	__1,759,733
Total Cash Equivalents (Cost $1,759,733)		1,759,733

Short-Term Securities Held As Collateral For Securities Lending—5.4%
	Pool of various securities for Huntington Funds	__6,360,125
Total Short-Term Securities Held As Collateral For Securities Lending (Cost $6,360,125)		6,360,125

Total Investments (Cost $123,636,206)— 104.8%		123,282,584
Liabilities in excess of other assets — (4.8)%		(5,663,287)

Net Assets — 100.0%		$117,619,297

(a)	A portion or all of the security was held on loan.
(b)	Rate disclosed is the seven day yield as of September 30, 2007.
(c)	Investment in affiliate.

        See Notes to Portfolio of Investments.

Huntington Michigan Tax-Free Fund
Portfolio of Investments
September 30, 2007  (unaudited)
Principal Amount		Value
Municipal Bonds—98.1%
Michigan— 98.1%
$150,000	Big Rapids, MI, Public School District, G.O. (FSA Ins), 5.000%, 5/1/19	$152,405
75,000	Bishop, MI, International Airport Authority Refunding, G.O., Series A (AMBAC Ins), 5.100%, 12/1/18	77,762
720,000	Chippewa Valley, MI Schools, G.O. (FSA Ins), 4.500%, 5/1/21	727,466
250,000	Chippewa Valley, MI, Schools, Building & Site, G.O., Series I, 5.375%, 5/1/18	265,195
50,000	Dearborn, MI, School District, G.O., 5.000%, 5/1/18	52,972
470,000	Detroit, MI, City School District, G.O. (FSA Ins), 5.000%, 5/1/22	491,070
65,000	Detroit, MI, City School District, G.O., Series B (FGIC Ins), 5.000%, 5/1/19	67,921
150,000	Detroit, MI, Downtown Development Authority Tax Increment Revenue, Series A (MBIA Ins), 4.650%, 7/1/10	152,522
800,000	Detroit, MI, Sewer Disposal Revenue (MBIA Ins), 5.250%, 7/1/19	871,232
500,000	Detroit, MI, Water Supply Systems Revenue, Series A (FGIC Ins), 5.000%, 7/1/13	533,600
60,000	Dowagiac, MI, School District, G.O., 5.500%, 5/1/16	64,403
30,000	Dowagiac, MI, School District, G.O., 5.500%, 5/1/16	32,411
150,000	Eastern Michigan University, MI, Refunding Revenue (FGIC Ins), 5.800%, 6/1/12	163,970
150,000	Ecorse, MI, Public School District, G.O. (FSA Ins), 5.000%, 5/1/19	158,813
270,000	Ferndale, MI, Public Improvements Refunding, G.O. (FGIC Ins), 5.000%, 4/1/15	286,205
280,000	Grand Haven, MI, Electic Refunding Revenue (MBIA Ins), 5.250%, 7/1/11	296,335
825,000	Grand Rapids & Kent County, MI, Building Authority, G.O., Series A, 5.000%, 12/1/19	871,456
490,000	Greenville, MI, Public Schools Refunding G.O. (FSA Ins), 4.900%, 5/1/13	493,650
100,000	Grosse Isle Township, MI, School District Refunding G.O. (FGIC Ins), 5.100%, 5/1/18	100,704
300,000	Hartland, MI, Consolidated School District Refunding, G.O., 5.050%, 5/1/18	310,497
500,000	Hartland, MI, Consolidated School District Refunding, G.O. (Q-SBLF Ins), 5.125%, 5/1/20	517,045
500,000	Hazel Park, MI Shool District, G.O. (Q-SBLF Ins), 5.000%, 5/1/16	524,335
140,000	Huron Valley, MI, School District Refunding, G.O. (FGIC Ins), 5.000%, 5/1/18	140,907
Principal Amount		Value
Municipal Bonds (Continued)
Michigan (Continued)
$150,000	Huron Valley, MI, School District, G.O., 5.250%, 5/1/17	$160,214
200,000	Kalamazoo, MI, City Schools District, Building & Site, G.O. (FSA Ins), 5.000%, 5/1/13	209,658
55,000	Kalamazoo, MI, Hospital Finance Authority Refunding Revenue (MBIA Ins), 5.250%, 5/15/18	55,986
190,000	Kelloggsville, MI, Public School District Refunding, G.O. (FGIC Ins), 5.000%, 5/1/13	191,436
25,000	Kent County, MI, Building Authority, G.O., 4.800%, 6/1/16	25,820
300,000	Lake Fenton, MI, Community Schools, G.O. (Q-SBLF Ins), 5.500%, 5/1/13	322,539
600,000	Lake Orion, MI, Community School District Refunding, G.O., 5.000%, 5/1/18	625,110
410,000	Lake Orion, MI, Community School District Unrefunded, G.O., 4.800%, 5/1/15	428,118
150,000	Lansing, MI, Board of Water & Light Revenue, Series A, 5.000%, 7/1/15	155,751
350,000	Lincoln, MI, Consolidated School District Refunding, G.O. (FSA Ins), 5.000%, 5/1/20	367,769
850,000	Michigan Municipal Bond Authority Department of Treasury, 5.250%, 10/1/18	901,620
200,000	Michigan Municipal Building Authority, City of Detroit School District Revenue (FSA Ins), 5.000%, 6/1/15	214,850
500,000	Michigan Public Power Agency Refunding Revenue (MBIA Ins), 5.250%, 1/1/15	545,505
50,000	Michigan State Building Authority Refunding Revenue, Series I (FSA Ins), 5.250%, 10/15/12	53,624
250,000	Michigan State Building Authority Refunding Revenue, Series I, 5.500%, 10/15/15	265,655
600,000	Michigan State Building Authority, Facilities Program Refunding Revenue, Series I , 5.125%, 10/15/15	615,288
500,000	Michigan State Department of Treasury, G.O., Series A, 5.250%, 5/1/17	533,530
100,000	Michigan State Hospital Finance Authority Refunding Revenue, Series A (AMBAC Ins), 5.500%, 1/1/16	101,452
200,000	Michigan State Hospital Finance Authority Revenue, 5.000%, 11/1/11	208,368
10,000	Michigan State Hospital Finance Authority Revenue (MBIA Ins), 6.000%, 5/15/14	10,490
950,000	Michigan State Hospital Finance Authority Revenue (MBIA Ins), 5.000%, 11/15/17	1,007,959
Principal Amount		Value
Municipal Bonds (Continued)
Michigan (Continued)
$40,000	Michigan State Hospital Finance Authority Revenue (MBIA Ins), 5.000%, 2/15/18	$40,730
355,000	Michigan State Hospital Finance Authority Revenue (MBIA Ins), 5.000%, 11/15/19	372,626
250,000	Michigan State School Improvements, G.O., 4.800%, 12/1/11	253,398
1,000,000	Mount Clemens, MI, Community School District Refunding, G.O. (FSA Ins), 5.000%, 5/1/18	1,060,760
10,000	Northwestern Community College, MI, Unrefunded, G.O. (FGIC Ins), 5.300%, 4/1/12	10,328
150,000	Novi, MI, Community School District, G.O. , 5.125%, 5/1/18	157,868
150,000	Petoskey, MI, Hospital Financing Authority Refunding Revenue (MBIA Ins), 5.500%, 11/15/09	154,632
200,000	Plymouth-Canton, MI, Community School District Refunding, G.O. (Q-SBLF Ins), 5.250%, 5/1/15	215,698
250,000	Portage, MI, Public Schools, G.O. (FSA Ins), 4.500%, 5/1/14	252,993
90,000	Saginaw Valley State University, MI, Unrefunded Revenue (AMBAC Ins), 5.000%, 7/1/12	92,638
65,000	South Lyon, MI, Community Schools, G.O. , 4.250%, 5/1/10	66,013
120,000	St Clarin County, MI, G.O. (FGIC Ins), 4.500%, 4/1/15	123,949
300,000	University of Michigan Refunding Revenue, Series A-1, 5.250%, 12/1/10	305,823
500,000	Van Buren County, MI, Sewage Disposal, G.O. (AMBAC Ins), 5.000%, 5/1/16	516,235
100,000	Wayne County, MI, Public Improvements, G.O., 5.300%, 10/1/13	104,018
15,000	Wayne County, MI, Wayne Community College, G.O. (AMBAC Ins), 5.350%, 7/1/13	15,580
170,000	Wayne State University, MI, Revenue (AMBAC Ins), 5.000%, 11/15/20	180,205
145,000	West Ottawa, MI, Public School District, Unrefunded, G.O. (FGIC Ins), 5.400%, 5/1/09	145,209
60,000	West Ottawa, MI, Public School District, Unrefunded, G.O. (FGIC Ins), 5.600%, 5/1/11	60,091
550,000	Western Ottawa, MI, Public School District Refunding, G.O., Series A, 5.375%, 5/1/13	593,065
Shares		Value
Municipal Bonds (Continued)
Total Municipal Bonds (Cost $18,929,272)		$19,075,477

Cash Equivalents—0.2%
44,420	Fidelity Institutional Tax-Exempt Portfolio, 3.630%(a)	44,420
Total Cash Equivalents (Cost $44,420)		44,420

Total Investments (Cost $18,973,692)— 98.3%		19,119,897
Other assets in excess of liabilities — 1.7%		332,099

Net Assets — 100.0%		$19,451,996

(a)		Rate disclosed is the seven day yield as of September 30, 2007.
AMBAC		Insured by American Municipal Bond Insurance Assurance Corp.
FGIC		Insured by Financial Guaranty Insurance Co.
FSA		Insured by Federal Financial Security Assurance
GO		General Obligation
Ins		Insured
MBIA		Insured by Municipal Bond Insurance Association
Q-SBLF		Qualified School Bond Loan Fund

        See Notes to Portfolio of Investments.

Huntington Mortgage Securities Fund
Portfolio of Investments
September 30, 2007  (unaudited)
Principal Amount		Value
U.S. Government Mortgage Backed Agencies—82.4%
$771,706	Federal Home Loan Bank, 4.800%, 2/25/13	$777,231
Federal Home Loan Mortgage Corporation –— 34.2%
164,961	REMIC Series 2399, Class EC, 5.500%, 1/15/09	165,392
383,265	Series 2548, Class HA, 4.500%, 1/15/10	381,364
372,543	Series 1994-23, Class PK, 6.000%, 5/25/10	375,273
508,420	Pool # M80927, 5.000%, 7/1/11	505,988
45,199	Pool # E65142, 6.500%, 7/1/11	46,326
855,606	Pool # M81004, 5.000%, 1/1/13	850,722
1,335,969	REMIC Series 2584, Class LE, 4.000%, 12/15/13	1,278,928
836,967	Pool # J03237, 5.500%, 8/1/16	837,856
2,000,000	Series 2780, Class QC, 4.500%, 3/15/17	1,973,358
1,387,319	Series 3322, Class LA, 5.250%, 4/15/17	1,381,891
1,422,803	Series 2770, Class TC, 4.000%, 1/15/18	1,384,334
381,540	Pool # E96459, 5.000%, 5/1/18	375,114
125,956	Pool # C90237, 6.500%, 11/1/18	129,730
1,163,439	Series 3046, Class YA, 5.000%, 2/15/19	1,146,404
1,000,000	Series 2541, Class VL, 5.500%, 11/15/20	992,287
820,044	Pool # G12297, 6.000%, 7/1/21	830,536
1,000,000	Series 2571, Class VP, 5.500%, 7/15/21	991,235
1,000,000	REMIC Series 2543, Class PQ, 5.500%, 4/15/22	1,003,967
893,867	Pool # C90779, 5.000%, 1/1/24	866,851
1,079,525	Series 2847, Class NC, 4.000%, 1/15/24	1,071,096
946,604	Pool # C90859, 5.500%, 10/1/24	936,033
1,000,000	Series 2676, Class PG, 5.500%, 1/15/29	999,279
356,080	Pool # C00730, 6.000%, 3/1/29	358,907
2,000,000	REMIC Series 2553, Class AE, 5.500%, 9/15/29	1,991,046
1,000,000	Series 2672, Class GH, 5.500%, 8/15/31	982,919
1,000,000	Series 2802, Class MB, 5.500%, 11/15/31	987,603
864,246	Series 2976, Class HP, 4.500%, 1/15/33	842,442
1,211,999	Pool # A15284, 5.500%, 10/1/33	1,190,368
1,250,609	Pool # G08005, 5.500%, 8/1/34	1,227,320
838,334	Pool # 1G0865, 4.904%, 7/1/35	828,005
1,426,683	Series 3002, Class CA, 5.000%, 7/15/35	1,386,007
980,870	Pool # A55565, 6.000%, 12/1/36	982,366
912,528	Pool # G08168, 6.000%, 12/1/36	913,920

		30,214,867

Federal National Mortgage Association –— 40.8%
472,404	Pool # 254955, 4.000%, 10/1/10	461,181
527,817	Pool # 254486, 5.000%, 9/1/17	519,394
609,410	Pool # 663808, 5.000%, 11/1/17	599,685
866,545	Pool # 684488, 5.000%, 12/1/17	852,717
2,126,562	Series 2004-45, Class VD, 4.500%, 3/25/18	2,061,873
Shares or Principal Amount		Value
U.S. Government Mortgage Backed Agencies (Continued)
$1,006,515	Pool # 693256, 5.000%, 4/1/18	$989,540
721,543	Pool # 254720, 4.500%, 5/1/18	696,818
696,157	Series 2006-4, Class A, 6.000%, 11/25/22	710,546
778,243	Series 2003-38, Class TC, 5.000%, 3/25/23	766,573
816,660	Pool # 254831, 5.000%, 8/1/23	790,298
1,668,935	Pool # 254908, 5.000%, 9/1/23	1,615,061
1,543,403	Pool # 254911, 5.000%, 10/1/23	1,493,581
667,950	Pool # 255320, 5.000%, 7/1/24	645,791
2,093,518	Pool # 255711, 5.500%, 4/1/25	2,068,943
779,491	Pool # 357771, 5.000%, 5/1/25	752,854
1,994,251	Pool # 256116, 6.000%, 2/1/26	2,005,748
2,000,000	Series 2004-45, Class NC, 5.500%, 11/25/28	2,006,865
840,523	Series 1999-13, Class PH, 6.000%, 4/25/29	846,150
255,361	Pool # 602879, 6.000%, 11/1/31	257,242
1,000,000	Series 2003-53, Class JL, 5.000%, 12/25/31	966,443
1,000,000	Series 2003-92, Class KH, 5.000%, 3/25/32	972,203
1,788,338	Pool # 729535, 5.500%, 7/1/33	1,756,937
231,719	Pool # 748422, 6.000%, 8/1/33	232,926
1,848,258	Pool # 786457, 5.275%, 7/1/34	1,837,855
1,561,136	Pool # 783793, 6.000%, 7/1/34	1,567,096
705,695	Pool # 806715, 5.500%, 1/1/35	692,746
483,248	Pool # 814261, 6.000%, 1/1/35	485,093
1,541,417	Pool # 735224, 5.500%, 2/1/35	1,514,351
629,303	Pool # 836450, 6.000%, 10/1/35	630,880
1,547,864	Pool # 845573, 5.616%, 2/1/36	1,548,469
1,717,442	Pool # 745418, 5.500%, 4/1/36	1,684,519
887,391	Pool # 888029, 6.000%, 12/1/36	889,007
942,418	Pool # 907484, 6.000%, 1/1/37	943,975

		35,863,360

Government National Mortgage Association –— 6.5%
3,614,434	Pool # 605653, 5.500%, 8/15/34	3,568,412
2,229,937	Pool # 3637, 5.500%, 11/20/34	2,194,242

		5,762,654

Total U.S. Government Mortgage Backed Agencies (Cost $73,645,849)		72,618,112

Common Stocks—9.5%
Real Estate Investment Trusts— 9.5%
4,700	Acadia Realty Trust	127,511
4,000	Alexandria Real Estate Equities, Inc.	385,040
2,000	AMB Property Corp.	119,620
6,000	American Campus Communities, Inc.	175,740
1,000	Archstone-Smith Trust(a)	60,140
2,000	Avalonbay Communities, Inc.	236,120
3,000	Boston Properties, Inc.	311,700
7,000	Brandywine Realty Trust	177,170
3,000	Camden Property Trust	192,750
3,000	CBL & Associates Properties, Inc.	105,150
1,000	Cedar Shopping Centers, Inc.	13,620
4,200	Developers Diversified Realty Corp.	234,654
4,000	Digital Reality Trust, Inc.	157,560
2,000	Douglas Emmett, Inc.	49,460
5,000	Duke Realty Corp.	169,050
4,500	EastGroup Properties, Inc.	203,670
Shares or Principal Amount		Value
Common Stocks (Continued)
Real Estate Investment Trusts (Continued)
1,000	Equity Lifestyle Properties, Inc.	$51,800
5,000	Equity Residential(a)	211,800
2,500	Essex Property Trust, Inc.	293,925
6,000	General Growth Properties, Inc.	321,720
800	Getty Realty Corp.	21,760
6,000	HCP, Inc.	199,020
3,500	Healthcare Realty Trust, Inc.	93,310
4,000	Home Properties, Inc.	208,720
5,600	Hospitality Properties Trust	227,640
5,000	Host Hotels & Resorts, Inc.(a)	112,200
7,600	Kimco Realty Corp.	343,596
4,000	Mack-Cali Realty Corp.	164,400
6,500	National Retail Properties, Inc.(a)	158,470
2,500	Parkway Properties, Inc.	110,350
6,000	Pennsylvania Real Estate Investment Trust	233,640
6,386	ProLogis	423,711
5,300	Public Storage	416,845
6,000	Realty Income Corp.(a)	167,700
1,500	Regency Centers Corp.	115,125
2,000	Simon Property Group, Inc.	200,000
2,903	SL Green Realty Corp.(a)	338,983
2,000	Sunstone Hotel Investors, Inc.	51,280
1,100	The Macerich Co.	96,338
5,900	UDR, Inc.	143,488
6,000	Ventas, Inc.(a)	248,400
2,800	Vornado Realty Trust	306,180
5,000	Washington Real Estate Investment Trust	165,900
5,000	Weingarten Realty Investors	207,300
Total Common Stocks (Cost $5,341,512)		8,352,556

U.S. Government Agencies—3.4%
Federal Home Loan Mortgage Corporation –— 1.2%
$500,000	3.650%, 1/23/08	498,041
500,000	4.500%, 4/2/14	492,781

		990,822

Federal National Mortgage Association –— 2.2%
1,000,000	2.875%, 5/19/08	987,972
1,000,000	5.000%, 3/2/15	1,010,253
Shares or Principal Amount		Value
U.S. Government Agencies (Continued)

		1,998,225

Total U.S. Government Agencies (Cost $2,985,115)		2,989,047

Preferred Stock—0.4%
Real Estate Investment Trusts— 0.4%
4,000	Simon Property Group, 6.000%	$321,720

Total Preferred Stocks (Cost $283,980)		321,720

Collateralized Mortgage Obligation—2.7%
2,449,314	CitiCorp Mortgage Securities, Inc., 5.500%, 10/25/35	2,435,640

Total Collateralized Mortgage Obligations (Cost $2,427,988)		2,435,640

Cash Equivalents—1.4%
1,280,022	Huntington Money Market Fund, Interfund Shares, 4.520%(b)(c)	__1,280,022
Total Cash Equivalents (Cost $1,280,022)		1,280,022

Short-Term Securities Held As Collateral For Securities Lending—1.3%
	Pool of various securities for The Huntington Funds	1,130,489
Total Short-Term Securities Held As Collateral For Securities Lending (Cost $1,130,489)		1,130,489

Total Investments (Cost $87,094,955)— 101.1%		89,127,586
Liabilities in excess of other assets — (1.1)%		(975,614)

Net Assets — 100.0%		$88,151,972

(a)	A portion or all of the security was held on loan.
(b)	Rate disclosed is the seven day yield as of September 30, 2007.
(c)	Investment in affiliate.
        See Notes to Portfolio of Investments.

Huntington Ohio Tax-Free Fund
Portfolio of Investments
September 30, 2007 (unaudited)

Principal Amount		Value
Municipal Bonds—98.2%
Ohio— 98.2%
$50,000	Akron, OH, Hospital Improvements Revenue (FSA Ins), 5.250%, 11/15/15	$53,224
70,000	Akron, OH, Pension Funding Refunding Revenue (AMBAC Ins), 5.250%, 12/1/18	73,614
335,000	Akron, OH, Water Utility Improvements Revenue (MBIA Ins), 5.250%, 12/1/17	357,552
150,000	Allen County, OH, Refunding, G.O. (AMBAC Ins), 5.250%, 12/1/15	160,825
375,000	Avon Lake, OH, Water System Revenue, Series A (AMBAC Ins), 5.500%, 10/1/15	395,929
105,000	Bowling Green State University, OH, General Receipts Revenue (AMBAC Ins), 5.250%, 6/1/19	111,968
200,000	Butler County, OH (AMBAC Ins), 5.000%, 12/1/16	217,604
300,000	Butler County, OH, Sewer Systems Revenue (FSA Ins), 5.000%, 12/1/19	325,638
420,000	Canton, OH, School District, G.O. (MBIA Ins), 5.350%, 12/1/15	442,781
200,000	Chagrin Falls, OH, Exempt Village School District, G.O. (MBIA Ins), 5.250%, 12/1/19	214,394
150,000	Cincinnati, OH, Public Improvements, G.O., 5.000%, 12/1/12	156,579
525,000	Cincinnati, OH, Public Improvements, G.O., 5.000%, 12/1/15	548,026
355,000	Cincinnati, OH, Water Systems Revenue , 5.000%, 12/1/19	371,341
85,000	Cleveland, OH, G.O. (MBIA Ins), 5.500%, 12/1/13	92,415
80,000	Cleveland, OH, School District Refunding, G.O. (FGIC Ins), 5.250%, 12/1/14	85,929
1,000,000	Cleveland, OH, School District Refunding, G.O. (FGIC Ins), 5.000%, 12/1/18	1,045,690
335,000	Cleveland, OH, State University Revenue (FGIC Ins), 5.000%, 6/1/17	363,847
100,000	Cleveland, OH, Waterworks Refunding Revenue, Series G (MBIA Ins), 5.500%, 1/1/13	104,959
110,000	Cleveland, OH, Waterworks Unrefunded Revenue, Series I (FSA Ins), 5.250%, 1/1/11	111,531
640,000	Cleveland, OH, Waterworks Unrefunded Revenue, Series I (FSA Ins), 5.250%, 1/1/13	648,826
650,000	Cleveland, OH, Waterworks Unrefunded Revenue, Series I (FSA Ins), 5.000%, 1/1/16	658,320
60,000	Cleveland, OH, Waterworks Unrefunded Revenue, Series I (FSA Ins), 5.000%, 1/1/17	60,762
75,000	Columbus, OH, G.O., Series A, 5.000%, 6/15/13	80,363
Principal Amount		Value
Municipal Bonds (Continued)
Ohio (Continued)
$500,000	Columbus, OH, Refunding, G.O., Series C , 5.000%, 7/15/16	$540,420
210,000	Crawford County, OH, G.O. (AMBAC Ins), 4.750%, 12/1/19	217,535
535,000	Crawford County, OH, Unrefunded, G.O. (AMBAC Ins), 4.750%, 12/1/19	547,893
500,000	Cuyahoga County, OH, Hospital Revenue, Walker Center, Series I (AMBAC Ins), 5.250%, 1/1/13	510,475
500,000	Cuyahoga County, OH, Port Authority Revenue (AMBAC Ins), 5.000%, 8/1/18	529,845
435,000	Delaware County, OH, G.O. (MBIA Ins), 5.000%, 12/1/18	454,192
50,000	Dublin, OH, City School District Refunding, G.O. (MBIA Ins), 5.000%, 12/1/19	50,581
125,000	East Liverpool, OH, City Hospital Revenue, Series B (FSA Ins), 4.750%, 10/1/13	126,764
500,000	Euclid, OH, G.O., 5.000%, 12/1/12	512,720
360,000	Fairfield, OH, Local School District, G.O. (FSA Ins), 4.250%, 12/1/18	365,447
190,000	Fairfield, OH, Union Local School District, G.O., Series A (FSA Ins), 4.250%, 12/1/19	191,716
160,000	Fairfield, OH, Union Local School District, G.O., Series A (FSA Ins), 4.250%, 12/1/20	160,595
175,000	Fairlawn, OH, G.O., 5.750%, 12/1/13	175,635
150,000	Fairless, OH, Local School District, G.O. (FSA Ins), 5.000%, 12/1/21	157,727
115,000	Field, OH, Local School District, G.O. (AMBAC Ins), 5.000%, 12/1/18	122,518
65,000	Field, OH, Local School District, G.O. (AMBAC Ins), 5.000%, 12/1/19	68,897
155,000	Forest Hills, OH, Local School District Revenue (FSA Ins), 4.750%, 12/1/16	162,753
190,000	Franklin County, OH, Municipal Facilities Improvments, G.O. (MBIA Ins), 4.650%, 12/1/15	198,311
200,000	Franklin County, OH, Refunding, G.O., 5.375%, 12/1/20	207,480
35,000	Gallia County, OH, Local School Disrict, G.O. (FSA Ins), 4.500%, 12/1/20	35,627
340,000	Greater Cleveland, OH, Regulatory Transportation Authority, G.O. (FGIC Ins), 5.000%, 12/1/15	368,880
540,000	Greene County, OH, Refunding, G.O., Series A (AMBAC Ins), 5.000%, 12/1/19	586,148
450,000	Greene County, OH, Sewer System Revenue (AMBAC Ins), 5.000%, 12/1/18	481,045
275,000	Greene County, OH, Water & Sewer Revenue (FSA Ins), 5.000%, 12/1/21	289,165
Principal Amount		Value
Municipal Bonds (Continued)
Ohio (Continued)
$55,000	Hamilton County, OH, Revenue (AMBAC Ins), 5.750%, 12/1/12	$58,500
250,000	Hudson City, OH, Recreational Facilities Improvements, G.O., 5.000%, 12/1/14	258,730
50,000	Kent State University, OH, General Receipts, Revenue, Series A (AMBAC Ins), 5.000%, 5/1/18	50,784
250,000	Kettering, OH, City School District, Refunding, G.O. (FSA Ins), 5.000%, 12/1/15	269,292
1,000,000	Kettering, OH, G.O., 4.750%, 12/1/22	1,031,220
95,000	Keystone, OH, Local School District, G.O. (FSA Ins), 5.000%, 12/1/19	100,331
285,000	Lakewood, OH, City School District, G.O. (FSA Ins), 5.000%, 12/1/18	300,413
250,000	Lakota, OH, Local School District, G.O. (FGIC Ins), 5.050%, 12/1/13	256,300
100,000	Licking County, OH, Joint Vocational School District, G.O. (MBIA Ins), 5.375%, 12/1/14	107,994
300,000	Lorain County, OH, Hospital Revenue, Series B (MBIA Ins), 5.625%, 9/1/14	306,408
810,000	Lucas County, OH, Hospital Refunding Revenue (AMBAC Ins), 5.000%, 11/15/11	850,783
435,000	Madison, OH, Local School District Refunding, G.O. (FSA Ins), 4.000%, 12/1/17	436,309
50,000	Mahoning County, OH, Hospital Facilities Revenue, Series A (MBIA Ins), 5.000%, 11/15/17	51,100
500,000	Mahoning County, OH, Sewer Systems, Refunding Revenue (AMBAC Ins), 5.200%, 12/1/14	526,610
1,010,000	Marysville, OH, Exempt Village School District, G.O. (MBIA Ins), 5.250%, 12/1/16	1,080,932
250,000	Miami County, OH, G.O., 4.875%, 12/1/10	255,495
200,000	Middleburg Heights, OH, Hospital Refunding Revenue, Southwest General Health Center (FSA Ins), 5.625%, 8/15/15	207,188
50,000	Middleburg Heights, OH, Public Improvements Refunding, G.O., 4.300%, 12/1/10	50,709
50,000	Montgomery County, OH, Public Improvements, G.O., 5.500%, 12/1/13	52,461
250,000	Montgomery County, OH, Water Refunding Revenue (AMBAC Ins), 5.375%, 11/15/16	268,985
50,000	Mount Vernon, OH, City Schools Refunding, G.O. (FSA Ins), 5.000%, 12/1/17	53,576
100,000	Muskingum County, OH, Hospital Facilities Bethesda Hospital Association, Refunding Revenue (Connie Lee Ins), 5.400%, 12/1/16	101,280
Principal Amount		Value
Municipal Bonds (Continued)
Ohio (Continued)
$35,000	New Albany Plain, OH, Local School District, G.O. (FGIC Ins), 5.500%, 12/1/18	$37,471
25,000	New Albany Plain, OH, Local School District, G.O. (FGIC Ins), 5.500%, 12/1/18	27,043
235,000	Norwalk, OH, Refunding, G.O., 5.550%, 4/1/09	237,282
100,000	Norwalk, OH, Refunding, G.O., 5.600%, 4/1/10	100,996
1,000,000	Ohio Municipal Electric Generation Agency Refunding Revenue (AMBAC Ins), 5.000%, 2/15/17	1,060,860
170,000	Ohio State Building Authority Refunding Revenue, Series A, 5.250%, 6/1/10	177,137
65,000	Ohio State Building Authority Revenue, Series A (FSA Ins), 5.500%, 4/1/15	70,026
125,000	Ohio State Building Authority State Facilities Revenue, Series A (FSA Ins), 5.500%, 10/1/14	133,475
60,000	Ohio State Building Authority, Refunding Revenue, Series A (FGIC Ins), 5.000%, 4/1/11	62,775
150,000	Ohio State Building Authority, State Facilities Revenue, Series A, 5.000%, 4/1/16	158,317
140,000	Ohio State Community Schools, G.O., Series B , 5.000%, 9/15/18	146,233
100,000	Ohio State Community Schools, G.O., Series B (FSA Ins), 5.000%, 9/15/18	104,952
175,000	Ohio State Conservation Project, G.O., Series A , 5.000%, 3/1/15	186,235
700,000	Ohio State Conservation Projects, G.O., Series A , 5.000%, 3/1/17	737,912
60,000	Ohio State Higher Educational Facility Community Revenue (AMBAC Ins), 5.200%, 12/1/10	60,749
25,000	Ohio State Highway Improvements Revenue , 5.000%, 2/15/17	25,947
150,000	Ohio State Parks & Recreation Revenue, Series II-A (FSA Ins), 5.000%, 12/1/17	158,952
250,000	Ohio State Revitalization Revenue Project, Series A (AMBAC Ins), 5.000%, 4/1/21	263,982
450,000	Ohio State Turnpike Commission Revenue, 5.500%, 2/15/20	472,923
100,000	Ohio State Turnpike Commission Revenue, Series B (FGIC Ins), 5.250%, 2/15/12	102,378
100,000	Ohio State University Cultural & Sports Capital Facilities Refunding Revenue, Series A (FSA Ins), 5.000%, 4/1/17	107,022
30,000	Ohio State Water Development Authority Refunding Revenue, 5.250%, 6/1/11	31,735
685,000	Ohio State, Public Improvements, G.O., Series A , 5.000%, 3/1/18	720,051
Principal Amount		Value
Municipal Bonds (Continued)
Ohio (Continued)
$100,000	River Valley, OH, Local School District, G.O. (FSA Ins), 5.250%, 11/1/16	$105,698
1,040,000	Shaker Heights, OH, Urban Renewal Refunding, G.O. (AMBAC Ins), 5.000%, 12/1/17	1,099,145
200,000	Sidney, OH, City School District, G.O. (FGIC Ins), 5.000%, 12/1/12	212,286
980,000	Southwest Licking County, OH, Local School District, G.O. (AMBAC Ins), 5.000%, 12/1/19	1,039,898
130,000	Springfield, OH, G.O. (FGIC Ins), 5.500%, 12/1/17	136,205
325,000	Strongsville, OH, Library Improvements, G.O. (FGIC Ins), 5.000%, 12/1/15	340,246
235,000	Swanton, OH, Local School Disctrict, School Improvement, G.O. (FGIC Ins), 4.900%, 12/1/15	247,138
500,000	Teays Valley, OH, Local School District, School Facilities Construction & Improvement, G.O. (FGIC Ins), 5.150%, 12/1/14	524,155
315,000	Toledo, OH, Sewer System Revenue (MBIA Ins), 5.250%, 11/15/13	331,330
700,000	Toledo, OH, Waterworks Revenue (MBIA Ins), 5.000%, 11/15/19	744,086
500,000	Troy, OH, Capital Facilities, G.O., 6.250%, 12/1/11	523,000
350,000	Trumbull County, OH, Public Improvements Refunding, G.O. (MBIA Ins), 5.125%, 12/1/13	376,050
655,000	Twinsburg, OH, Recreational Facilities Improvements, G.O. (FGIC Ins), 5.500%, 12/1/17	698,230
500,000	University of Cincinnati, OH, Certificate Participation (MBIA Ins), 5.100%, 6/1/11	526,015
1,000,000	University of Cincinnati, OH, Certificate Participation (MBIA Ins), 5.000%, 6/1/15	1,081,140
1,000,000	University of Cincinnati, OH, General Receipts Revenue, Series A (AMBAC Ins), 5.000%, 6/1/17	1,071,510
1,690,000	University of Cincinnati, OH, General Receipts Revenue, Series A (MBIA Ins), 5.000%, 6/1/19	1,813,032
300,000	University of Cincinnati, OH, General Receipts Revenue, Series A (AMBAC Ins), 5.000%, 6/1/19	317,988
50,000	Warren County, OH, Waterworks Refunding Revenue (FSA Ins), 5.000%, 12/1/15	53,270
650,000	Washington Court House, OH, School Improvements, G.O. (FGIC Ins), 5.000%, 12/1/19	691,119
Shares		Value
Municipal Bonds (Continued)
Total Municipal Bonds (Cost $37,359,880)		$37,535,880

Cash Equivalents—0.6%
216,401	Fidelity Institutional Tax-Exempt Portfolio , 3.630%(a)	____216,401
Total Cash Equivalents (Cost $216,401)		216,401

Total Investments (Cost $37,576,281)— 98.8%		37,752,281
Other assets in excess of liabilities — 1.2%		467,591

Net Assets — 100.0%		$38,219,872

(a)		Rate disclosed is the seven day yield as of September 30, 2007.
AMBAC		Insured by American Municipal Bond Assurance Corp.
FGIC		Insured by Financial Guaranty Insurance Co.
FSA		Insured by Federal Financial Security Assurance
GO		General Obligation
Ins		Insured
MBIA		Insured by Municipal Bond Insurance Association

        See Notes to Portfolio of Investments.

Huntington Short/Intermediate Fixed Income Securities Fund
Portfolio of Investments
September 30, 2007 (unaudited)

Principal Amount		Value
Corporate Bonds—64.0%
Banks— 6.0%
$1,500,000	Bank of America Corp., 5.375%, 8/15/11	$1,510,785
1,500,000	Citigroup, Inc., 5.125%, 2/14/11	1,497,123
1,000,000	Key Bank NA , 5.500%, 9/17/12	996,321
1,181,819	Marshall & Ilsley Bank, 2.900%, 8/18/09	1,148,893

		5,153,122

Consumer Discretionary— 4.1%
1,500,000	Costco Wholesale Corp., 5.300%, 3/15/12	1,504,665
1,000,000	Nordstrom, Inc., 5.625%, 1/15/09	994,954
1,000,000	The Stanley Works, 3.500%, 11/1/07	998,462

		3,498,081

Energy— 3.5%
2,000,000	Anadarko Petroleum Corp., 3.250%, 5/1/08	1,973,952
1,000,000	BJ Services Co., 5.750%, 6/1/11	1,020,854

		2,994,806

Financials— 25.7%
2,000,000	Caterpillar Financial Services Corp., 5.125%, 10/12/11	1,993,124
1,500,000	CIT Group, Inc., 5.800%, 7/28/11	1,468,674
1,500,000	Countrywide Home Loans, Inc., 3.250%, 5/21/08	1,445,626
3,000,000	General Electric Capital Corp., 3.750%, 12/15/09	2,921,925
2,000,000	Goldman Sachs Group, Inc., 4.500%, 6/15/10	1,971,238
3,000,000	HSBC Finance Corp., 4.800%, 6/15/10	2,947,872
1,500,000	International Lease Finance Corp., 5.450%, 3/24/11	1,499,133
2,000,000	Merrill Lynch & Co., 4.250%, 2/8/10	1,964,770
2,000,000	MetLife Global Funding, 4.250%, 7/30/09(a)	1,977,944
1,500,000	Principal Life, Inc., 5.150%, 9/30/11	1,498,353
1,000,000	Shell International Finance Corp., 4.950%, 3/22/12	1,003,281
1,500,000	Washington Mutual, Inc., 5.500%, 8/24/11	1,480,872

		_22,172,812
Health Care---2.3%

2,000,000	Q Quest Diagnostics, Inc., 5.125%, 11/1/10	1,997,242

Materials---2.3%

2,000,000	Monsanto Co., 4.000%, 5/15/08	1,985,128

Railroads— 3.5%
1,500,000	CSX Corp., 6.750%, 3/15/11	1,558,110
1,500,000	Union Pacific Corp., 3.875%, 2/15/09	1,469,148

		3,027,258

Real Estate Investment Trusts— 4.0%
2,000,000	Camden Property Trust , 4.375%, 1/15/10	1,958,966
1,500,000	Duke Realty LP, 5.625%, 8/15/11	1,495,727

		3,454,693

Technology— 5.2%
1,000,000	Cisco Systems, Inc., 5.250%, 2/22/11	1,009,302
1,500,000	Hewlett-Packard Co., 5.250%, 3/1/12	1,506,366
Shares or Principal Amount		Value
Corporate Bonds (Continued)
Technology (Continued)
$2,000,000	Oracle Corp., 5.000%, 1/15/11	$1,995,554

		4,511,222

Telecommunications— 3.4%
2,000,000	BellSouth Corp., 4.200%, 9/15/09	1,969,484
1,000,000	GTE North, Inc., 5.650%, 11/15/08	1,003,573

		2,973,057

Utilities— 4.0%
2,000,000	Alabama Power Co., 3.125%, 5/1/08	1,976,512
1,500,000	Dominion Resources, Inc., 4.750%, 12/15/10	1,478,579

		3,455,091

Total Corporate Bonds (Cost $55,623,232)		55,222,512

U.S. Government Agencies—34.2%
Federal Farm Credit Bank –— 4.1%
1,000,000	5.250%, 12/7/10	1,001,405
2,500,000	5.150%, 12/20/11	2,504,030
		3,505,435
Federal Home Loan Bank –— 4.0%
1,000,000	3.500%, 12/26/08	987,821
2,500,000	3.875%, 8/14/09	2,476,390
		3,464,211
Federal Home Loan Mortgage Corporation –— 20.4%
1,000,000	3.500%, 3/24/08	993,448
2,000,000	3.650%, 5/7/08	1,986,180
2,000,000	4.750%, 1/18/11	2,018,182
2,000,000	5.425%, 2/28/11	2,007,966
4,000,000	5.750%, 5/23/11	4,024,888
2,000,000	5.450%, 9/2/11	2,016,910
1,500,000	5.250%, 10/6/11	1,510,332
2,000,000	5.300%, 1/9/12	2,018,034
1,000,000	5.400%, 1/11/12	1,002,692
		17,578,632
Federal National Mortgage Association –— 5.7%
2,000,000	3.750%, 9/15/08	1,984,172
1,000,000	3.850%, 4/14/09	991,249
2,000,000	5.750%, 6/9/11	2,012,400
		4,987,821
Total U.S. Government Agencies (Cost $29,486,802)		29,536,099

Cash Equivalents—1.0%
875,919	Huntington Money Market Fund, Interfund Shares, 4.520% (b)(c)	____875,919
Total Cash Equivalents (Cost $875,919)		875,919

Total Investments (Cost $85,985,953)— 99.2%		85,634,530
Other assets in excess of liabilities — 0.8%		732,165

Net Assets — 100.0%		$86,366,695

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2007, all such securities represented 2.3% of total net assets.

(b)	Rate disclosed is the seven day yield as of September 30, 2007.
(c)	Investment in affiliate.
LP	Limited Partnership

                                                                                               See Notes to Portfolio of Investments.

NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)

The cost basis of investment for federal income tax purposes at September 30, 2007 was as follows:

				Net Unrealized
	Tax Cost	Unrealized	Unrealized	Appreciation/
Fund	of Securities	Appreciation	Depreciation	(Depreciation)*
Huntington Money Market Fund	$1,079,138,469
Huntington Ohio Municipal Money Market Fund	243,418,456
Huntington Tax-Free Money Market Fund	45,493,556	$ -	$(3)	$ 3
Huntington U.S. Treasury Money Market Fund	963,328,498
Huntington Dividend Capture Fund	151,743,581	8,490,579	(6,514,845)	1,975,734
Huntington Growth Fund	176,691,724	85,183,412	(1,242,444)	83,940,968
Huntington Income Equity Fund	179,251,226	44,539,311	(3,413,015)	41,126,296
Huntington International Equity Fund	217,478,710	111,578,516	(1,941,492)	109,637,024
Huntington Macro 100 Fund	42,664,664	3,596,473	(2,153,718)	1,442,755
Huntington Mid Corp America Fund	113,786,500	77,293,993	(2,515,940)	74,778,053
Huntington New Economy Fund	130,585,561	21,071,693	(2,156,848)	18,914,845
Huntington Real Strategies Fund	29,979,281	2,142,761	(956,120)	1,186,641
Huntington Rotating Markets Fund	44,579,070	14,539,294	-	14,539,294
Huntington Situs Small Cap Fund	124,998,208	42,152,886	(7,431,991)	34,720,895
Huntington Fixed Income Securities Fund	187,893,008	2,938,240	(1,230,595)	1,707,645
Huntington Intermediate Government Income Fund	123,636,206	651,841	(1,005,463)	(353,622)
Huntington Michigan Tax-Free Fund	18,973,692	214,047	(67,842)	146,205
Huntington Mortgage Securities Fund	87,094,955	3,204,814	(1,172,183)	2,032,631
Huntington Ohio Tax-Free Fund	37,576,281	299,024	(123,024)	176,000
Huntington Short/Intermediate Fixed Income Securities Fund	85,985,953	232,613	(584,036)	(351,423)
* The difference between the book-basis and tax-basis cost of securities is attributable primarily to tax deferral of losses on wash sales.

The Huntington Funds (the "Trust") was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the "Original Trusts"). The Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds on June 23, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust operates 31 separate series, or mutual funds, each with its own investment objective and strategy.

This report contains the Portfolio of Investments of the funds listed below (individually referred to as a “Fund,” or collectively as the “Funds”):

Funds	Investment Share Classes Offered
Huntington Money Market Fund (“Money Market”)	Trust, A, B & Interfund
Huntington Ohio Municipal Money Market Fund (“Ohio Municipal Money Market”)	Trust & A
Huntington Tax-Free Money Market Fund (“Tax-Free Money”)	Trust & A
Huntington U.S. Treasury Money Market Fund (“U.S. Treasury Money Market”)	Trust & A
Huntington Dividend Capture Fund (“Dividend Capture”)	Trust, A & B
Huntington Growth Fund (“Growth”)	Trust, A & B
Huntington Income Equity Fund (“Income Equity”)	Trust, A & B
Huntington International Equity Fund (“International Equity”)	Trust, A & B
Huntington Macro 100 Fund (“Macro 100”)	Trust, A & B
Huntington Mid Corp America Fund (“Mid Corp America”)	Trust, A & B
Huntington New Economy Fund (“New Economy”)	Trust, A & B
Huntington Real Strategies Fund (“Real Strategies”)	Trust, A & B
Huntington Rotating Markets Fund (“Rotating Markets”)	Trust, A & B
Huntington Situs Small Cap Fund (“Situs Small Cap”)	Trust, A & B
Huntington Fixed Income Securities Fund (“Fixed Income”)	Trust, A & B
Huntington Intermediate Government Income Fund (“Intermediate Government Income”)	Trust, A & B
Huntington Michigan Tax-Free Fund (“Michigan Tax-Free”)	Trust, A & B
Huntington Mortgage Securities Fund (“Mortgage Securities”)	Trust, A & B
Huntington Ohio Tax-Free Fund (“Ohio Tax-Free”)	Trust, A & B
Huntington Short/Intermediate Fixed Income Securities Fund (“Short/Intermediate Fixed Income Securities”)	Trust & A
Each class of shares has exclusive voting rights with respect to matters that affect just that class.

A.  Investment Valuations

The price at which the Funds will offer or redeem Shares is the net asset value (“NAV”) per Share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges.

The Trust calculates NAV for each of the Funds (other than the Money Market Funds) by valuing securities held based on market value. The Trust attempts to stabilize the NAV per share for each of the Money Market Funds at $1.00 per share by valuing its portfolio securities using the amortized cost method, which approximates market value.  Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

In computing NAV, current market value is used to value portfolio securities with respect to which market quotations are readily available. Pursuant to policies approved by the Board of Trustees (“Trustees”), the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and in the case of over the counter securities, equity securities are valued at a bid price estimated by the security pricing service. Foreign securities are subject to modification based on significant events, as described below. U.S. government obligations held by Mortgage Securities are valued at the mean between the over the counter bid and asked prices furnished by the security pricing service. Except as noted above, debt securities traded on a national securities exchange or in the over the counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero coupon securities, debt securities are valued at a bid price estimated by the security pricing service.  Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m.), Eastern Time, on the day the value of the foreign security is determined. Option contracts are generally valued at the mean of the bid and asked price as reported on the highest volume exchange (in terms of the number of options contracts traded for that issue) on which such options are traded. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at NAV.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security’s market price is readily available.

Securities for which market quotations are not readily available are valued at their “fair value.” In these cases, a Pricing
Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security at issue (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. The final good faith fair valuation of a security is based on an analysis of those factors deemed relevant to the security valuation at issue. With respect to certain narrow categories of securities, the Pricing Committee’s procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.

The Funds may use the fair value of a security to calculate their NAV when a market price is not readily available, such as when: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Funds’ investment adviser, Huntington Asset Advisors, Inc. (“Advisor”) determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV in advance of the time when the NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. Since International Equity invests primarily in foreign securities, it is most likely to be affected by this fair valuation methodology. Since Situs Small Cap invests some of its assets in foreign securities, it may be affected, although to a lesser extent.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

B.  Repurchase Agreements
The Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds'  Advisor to be creditworthy pursuant to the policies and procedures adopted by the Trustees.  It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

C.  When-Issued and Delayed Transactions
The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

D.	Foreign Exchange Contracts
International Equity, Real Strategies, Rotating Markets and Situs Small Cap may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. International Equity, Real Strategies, Rotating Markets and Situs Small Cap may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchase contracts are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the securities against currency fluctuations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency translations are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.  At September 30, 2007, International Equity, Real Strategies, Rotating Markets and Situs Small Cap had no outstanding foreign currency commitments.

E.	Foreign Currency Translation
Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. International Equity, Real Strategies, and Situs Small Cap do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F.  Written Options Contracts
Certain Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses.

The following is a summary of the Dividend Capture’s written option activity for the period ended September 30, 2007:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2006	170	$ 18,079
Options written	750	110,247
Options expired	-	-
Options closed	(750)	(110,247)
Options exercised	(170)	(18,079)
Outstanding at 9/30/2007	-	$ -

At September 30, 2007, Dividend Capture had no outstanding options.

The following is a summary of the Income Equity’s written option activity for the period ended September 30, 2007:
Contracts	Number of Contracts	Premium
Outstanding at 12/31/2006	7,286	$ 2,106,527
Options written	14,804	3,813,914
Options expired	-	-
Options closed	(17,075)	(4,299,593)
Options exercised	-	-
Outstanding at 9/30/2007	5,015	$ 1,620,848

At September 30, 2007, Income Equity had the following outstanding options:
Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
AT&T, Inc.	Call	January 2008	45	534	60,876	4,279
Apache Corp.	Call	April 2008	95	298	183,270	(85,826)
Chevron Corp.	Call	March 2008	100	276	110,400	(11,870)
ConocoPhillips	Call	February 2008	95	343	104,444	(15,259)
Cummins, Inc.	Call	March 2008	155	300	210,000	101,096
Devon Energy Corp.	Call	January 2008	90	150	50,250	(7,201)
Hewlett-Packard Co.	Call	February 2008	55	483	68,828	21,492
IBM Corp.	Call	January 2008	115	188	152,280	(68,245)
Marathon Oil Corp.	Call	January 2008	65	182	32,760	15,833
Nokia Corp.	Call	April 2008	35	1,484	831,040	(350,501)
Occidental Petroleum Corp.	Call	January 2008	62.5	517	284,350	(174,662)
Valero Energy Corp.	Call	March 2008	75	260	93,600	9,618
NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$ (561,246)

The following is a summary of the Real Strategies’ written option activity for the period ended September 30, 2007:
Contracts	Number of Contracts	Premium
Outstanding at 12/31/2006	-	$ -
Options written	3,283	473,741
Options expired	(1,914)	(265,175)
Options closed	(374)	(60,980)
Options exercised	(620)	(88,638)
Outstanding at 9/30/2007	375	$ 58,948

At September 30, 2007, Real Strategies had the following outstanding options:
Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Brookfield Asset Management, Inc.	Call	October 2007	40	100	4,750	150
Deere & Co.	Call	October 2007	150	45	16,200	(7,110)
Oil Service	Call	October 2007	195	30	11,700	(4,890)
Southern Co.	Call	October 2007	120	40	29,400	(20,720)
Tesoro Corp.	Put	October 2007	40	50	1,500	950
Tesoro Corp.	Put	October 2007	45	50	7,250	1,350
United States Steel Corp.	Call	October 2007	100	60	47,100	(34,681)
NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$ (64,951)

The following is a summary of the Situs Small Cap’s written option activity for the period ended September 30, 2007:
Contracts	Number of Contracts	Premium
Outstanding at 12/31/2006	-	$ -
Options written	50	16,850
Options expired	-	-
Options closed	-
Options exercised	(50)	(16,850)
Outstanding at 9/30/2007	-	$ -

At September 30, 2007, Situs Small Cap had no outstanding options.

G.       Securities Lending

To generate additional income, the Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the funds. Information on the investment of cash collateral is shown in the table that follows. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds retain all or a portion of the interest received on investment of collateral or receive a fee from the borrower. Collateral is marked to market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time, and therefore, are not considered to be illiquid investments. PFPC Trust Co. (“PFPC”) serves as the sub-custodian for the security lending program. PFPC retains a portion of the earnings from the investment and reinvestment of cash collateral and a portion of any loan fees paid by borrowers with respect to securities loans.

As of September 30, 2007, the following Funds had securities with the following market values on loan:

Fund	Market Value of Loaned Securities	Market Value of Collateral*
Dividend Capture	$ 13,675,234	$ 14,248,646
Growth	1,526,050	1,537,261
Income Equity	12,483,224	12,910,370
Mid Corp America	13,814,250	14,197,421
New Economy	18,813,863	19,781,497
Situs Small Cap	25,672,269	26,699,429
Fixed Income Securities	7,755,628	7,907,379
Intermediate Government Income	6,234,105	6,360,125
Mortgage Securities	1,087,694	1,130,489

*Includes securities and cash collateral.

As of September 30, 2007 cash collateral invested was as follows:
	Master	Money	Time
	Note	Market Fund	Deposits	Total
Dividend Capture	$ 2,285,225	$ 6,083,127	$ 5,880,295	$ 14,248,646
Growth	599,115	522,851	415,295	$ 1,537,261
Income Equity	-	6,295,503	6,614,867	$ 12,910,370
Mid Corp America	-	6,923,110	7,274,311	$ 14,197,421
New Economy	670,756	9,392,199	9,718,542	$ 19,781,497
Situs Small Cap	-	13,019,483	13,679,946	$ 26,699,429
Fixed Income	-	3,855,887	4,051,492	$ 7,907,379
Intermediate Government Income	-	3,101,397	3,258,728	$ 6,360,125
Mortgage Securities	-	551,262	579,227	$ 1,130,489

H. Restricted Securities
Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Trust’s Pricing Committee.

I.  Security Transactions and Related Income
During the period, investment transactions are accounted for no later than the first calculation of NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

 J.  New Accounting Pronouncements
In September 2006, the Financial Accounting Standards Board issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the adoption of SFAS No. 157 will materially impact the Funds’ financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

K. General
Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in certain affiliated money markets funds which are managed by the Advisor.  A summary of each Fund’s investment in such affiliated money market funds (Huntington Money Market Fund) is set forth below:

Fund	6/30/07 Balance	Purchases	Sales	9/30/07 Balance	Income	Value
Dividend Capture	$1,400,780	$7,392,427	($6,006,254)	$2,786,953	$8,735	$2,786,953
Growth	1,436,608	3,213,729	(3,633,996)	1,016,341	11,967	1,016,341
Income Equity	2,955,574	8,236,070	(9,507,929)	1,683,714	21,372	1,683,714
Macro 100	618,152	989,418	(1,123,800)	483,770	5,642	483,770
Mid Corp America	4,508,016	8,168,442	(3,785,449)	8,891,010	79,299	8,891,010
New Economy	3,943,888	25,912,051	(17,349,479)	12,506,460	85,355	12,506,460
Rotating Markets	1,165,419	8,834,422	(7,518,853)	2,480,989	19,480	2,480,989
Situs Small Cap	2,483,829	7,852,075	(6,999,099)	3,336,805	29,341	3,336,805
Fixed Income	1,950,912	16,322,506	(14,157,586)	4,115,831	49,095	4,115,831
Intermediate Government Income	2,457,306	14,776,718	(15,474,290)	1,759,734	32,170	1,759,734
Mortgage Securities	2,502,316	3,035,366	(4,257,661)	1,280,022	17,786	1,280,022
Real Strategies	509,474	1,915,532	(2,207,176)	217,830	5,240	217,830
Short/Intermediate Fixed Income Securities	143,390	6,622,774	(5,890,245)	875,919	14,635	875,919

Huntington VA Dividend Capture Fund

Portfolio of Investments

September 30, 2007 (unaudited)
Shares		Value
Common Stocks—50.8%
Consumer Discretionary— 3.3%
11,500	CBS Corp., Class B	$362,250
8,500	Newell Rubbermaid, Inc.	244,970
5,000	Sherwin-Williams Co.	328,550
9,500	The Travelers Companies, Inc.	478,230
13,000	The Walt Disney Co.	447,070

		1,861,070

Consumer Staples— 2.4%
11,000	ConAgra Foods, Inc.	287,430
3,500	Molson Coors Brewing Co., Class B	348,845
17,500	Supervalu, Inc.	682,675

		1,318,950

Energy— 3.8%
6,500	Chevron Texaco Corp.	608,270
10,000	Energy Transfer Partners LP	488,500
10,000	Eni SPA	737,600
14,000	Xcel Energy, Inc.(a)	301,560

		2,135,930

Financials— 10.9%
15,000	American Capital Strategies, Ltd.(a)	640,950
10,500	Bank of America Corp.	527,835
18,250	Chubb Corp.	978,930
5,500	CitiGroup, Inc.	256,685
7,500	Hartford Financial Services Group, Inc.	694,125
17,000	KeyCorp	549,610
11,500	Lincoln National Corp.	758,655
6,000	Morgan Stanley Dean Witter & Co.	378,000
3,500	PartnerRe, Ltd.	276,465
8,500	Wachovia Corp.(a)	426,275
4,000	Washington Mutual, Inc.	141,240
12,500	Wells Fargo & Co.	445,250

		6,074,020

Health Care— 3.8%
9,500	Baxter International, Inc.	534,660
7,000	Merck & Co., Inc.	361,830
30,000	Pfizer, Inc.	732,900
10,500	Wyeth	467,775

		2,097,165

Industrials— 8.1%
2,500	Air Products & Chemical, Inc.	244,400
11,500	Cooper Industries, Ltd., Class A	587,535
3,500	Eastman Chemical Co.	233,555
4,500	Eaton Corp.	445,680
6,000	Lockheed Martin Corp.	650,940
24,000	R.R. Donnelley & Sons Co.	877,440
14,000	Raytheon Co.	893,480
5,500	Snap-On, Inc.	272,470
2,500	Union Pacific Corp.	282,650

		4,488,150

Materials— 2.0%
11,000	Applied Materials, Inc.	227,700
29,000	RPM International, Inc.	694,550
4,000	The Dow Chemical Co.	172,240

		1,094,490

Real Estate Investment Trusts— 9.8%
9,000	Apartment Investment & Management Co.	406,170
13,500	Brandywine Realty Trust	341,685
13,000	Cedar Shopping Centers, Inc.	177,060
11,000	First Industrial Realty Trust, Inc.	427,570
Shares		Value
Common Stocks (Continued)
Real Estate Investment Trusts (Continued)
8,000	Highwoods Properties, Inc.	$293,360
11,000	Hospitality Properties Trust	447,150
16,000	Host Hotels & Resorts, Inc.	359,040
13,000	Lexington Realty Trust	260,130
4,000	Mack-Cali Realty Corp.	164,400
5,000	National Retail Properties, Inc.(a)	121,900
14,000	One Liberty Properties, Inc.	272,300
10,000	ProLogis	663,500
9,500	Ramco-Gershenson Properties Trust	296,780
8,000	Realty Income Corp.(a)	223,600
3,500	Simon Property Group, Inc.	350,000
15,000	Weingarten Realty Investors	621,900

		5,426,545

Technology— 2.7%
9,500	Accenture, Ltd.	382,375
12,000	Hewlett- Packard Co.	597,480
3,000	International Business Machines Corp.	353,400
17,214	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	174,206

		1,507,461

Telecommunications— 2.5%
17,500	AT&T, Inc.	740,425
5,000	Embarq Corp.	278,000
8,500	Verizon Communications, Inc.	376,380

		1,394,805

Utilities— 1.5%
14,000	AGL Resources, Inc.	554,680
13,500	Duke Energy Corp.	252,315

		806,995

Total Common Stocks (Cost $26,172,315)		28,205,581

Preferred Stocks—43.5%
Consumer Discretionary— 2.0%
39,000	Comcast Corp., 7.000%(a)	982,800
5,100	Lincoln National Capital VI, Series F, 6.750%(a)	122,910

		1,105,710

Financials— 34.0%
45,000	ABN Amro Capital Funding Trust V, 5.900%	964,800
34,400	ACE, Ltd., Series C, 7.800%	879,264
500	American Intl Group, Series A-4, 6.450%	11,500
22,357	ASBC Capital I, 7.625%	556,689
25,000	BAC Capital Trust XII, 6.875%	630,000
938	Barclays Bank PLC, Series 2, 6.625%	22,690
28,000	Citigroup Capital Trust VIII, 6.950%	685,720
29,000	Compass Capital, 7.350%	717,460
22,000	Countrywide Financial Capital IV, 6.750%(a)	423,500
29,800	Everest Re Capital Trust, 7.850%	749,470
4,000	Fleet Capital Trust VIII, 7.200%(a)	100,320
50,978	General Electric Capital Corp., 6.100%	1,250,490
3,000	General Electric Capital Corp., Series A, 6.450%	76,800
22,492	Goldman Sachs Group, Inc., Series B, 6.200%(a)	543,407
Shares or Principal Amount		Value
Preferred Stocks (Continued)
Financials (Continued)
33,000	HSBC Holdings PLC, Series A, 6.200%(a)	$741,180
57,641	ING Groep NV, 6.125%	1,237,552
35,000	JPMorgan Chase & Co., Series X, 7.000%	869,750
21,000	KeyCorp Capital VIII, 7.000%(a)	513,450
23,000	Lehman Brothers Holdings, Inc., 6.500%	570,400
33,000	Merrill Lynch Capital Trust V, 7.280%(a)	821,700
8,000	MetLife, Inc., Series B, 6.500%	197,520
23,000	Morgan Stanley Capital Trust, 6.600%	527,160
31,000	National City Capital Trust II, 6.625%	655,650
13,613	PLC Capital Trust, 7.250%	335,833
17,950	Prudential PLC, 6.500%	415,543
35,300	RenaissanceRe Holdings, Ltd., Series B, 7.300%	839,787
45,000	Royal Bank of Scotland Group PLC, Series N, 6.350%	1,010,250
27,000	SLM Corp., 6.000%	479,250
39,563	The Bank of New York, Inc. Capital V, 7.800%	903,223
10,000	Wells Fargo Capital Trust II, 7.000%	249,100
39,480	Wells Fargo Capital Trust VIII, 5.850%(a)	896,196

		18,875,654

Real Estate Investment Trusts— 2.3%
7,000	ProLogis Trust, Series F, 6.750%	162,960
52,000	Public Storage, Series F, 6.450%	1,138,280

		1,301,240

Telecommunications— 0.9%
20,000	AT&T, Inc., 6.3750%	476,400

		476,400

Utilities— 4.3%
50,490	BGE Capital Trust II, 6.200%	1,159,250
19,633	Entergy LA, Inc., 7.600%	491,218
31,000	FPL Group Capital, Inc., Series A, 6.600%(a)	748,340

		2,398,808

Total Preferred Stocks (Cost $26,027,611)		24,157,812

Mutual Funds—4.0%
Exchange Traded Funds— 4.0%
35,500	AMEX Technology SPDR(a)	957,790
8,500	S&P Depositary Receipt	1,297,440
Shares or Principal Amount		Value
Mutual Funds (Continued)
Total Mutual Funds (Cost $1,678,299)		$2,255,230

Cash Equivalents—1.9%
$1,041,255	Huntington Money Market Fund, Interfund Shares, 4.520% (b)(c)	1,041,255
Total Cash Equivalents (Cost $1,041,255)		1,041,255

Short-Term Securities Held As Collateral For Securities Lending—13.7%
	Pool of various securities for The Huntington Funds	7,641,221
Total Short-Term Securities Held As Collateral For Securities Lending (Cost $7,641,221)		7,641,221

Total Investments (Cost $62,560,701)— 113.9%		63,301,099
Liabilities in excess of other assets — (13.9)%		(7,737,573)

Net Assets — 100.0%		$55,563,526

(a)	A portion or all of the security was held on loan.
(b)	Rate disclosed is the seven day yield as of September 30, 2007.
(c)	Investment in affiliate.
ADR	American Depositary Receipt
LP	Limited Partnership
PLC	Public Liability Co.

        See Notes to Portfolio of Investments.

Huntington VA Growth Fund
Portfolio of Investments
September 30, 2007 (unaudited)
Shares		Value
Common Stocks—98.7%
Consumer Discretionary— 6.7%
1,220	Fortune Brands, Inc.	$99,418
2,800	Johnson Controls, Inc.	330,708
7,540	McDonald's Corp.	410,704
6,300	Nike, Inc., Class B	369,558
695	Nordstrom, Inc.	32,588
9,140	The Walt Disney Co.	314,325

		1,557,301

Consumer Staples— 9.7%
1,250	British American Tobacco PLC ADR	89,975
1,600	Bunge, Ltd.(a)	171,920
8,255	Colgate-Palmolive Co.	588,747
2,340	CVS Corp.	92,734
11,090	Kroger Co.	316,287
2,000	Molson Coors Brewing Co., Class B	199,340
3,255	Procter & Gamble Co.(a)	228,957
10,480	Walgreen Co.	495,075
1,322	WM Wrigley Jr. Co., Class B	84,092

		2,267,127

Energy— 12.2%
3,550	Devon Energy Corp.	295,360
7,190	Exxon Mobil Corp.	665,507
1,940	Marathon Oil Corp.	110,619
10,690	Occidental Petroleum Corp.	685,015
10,490	Schlumberger, Ltd.	1,101,450

		2,857,951

Financials— 7.9%
5,970	American Express Co.	354,439
4,300	Ameriprise Financial, Inc.	271,373
1	Berkshire Hathaway, Inc., Class A*	118,510
610	Franklin Resources, Inc.	77,775
1,195	Goldman Sachs Group, Inc.	259,004
7,000	JPMorgan Chase & Co.	320,740
2,500	MetLife, Inc.	174,325
2,745	Prudential Financial, Inc.	267,857

		1,844,023

Health Care— 13.8%
8,725	Abbott Laboratories	467,834
1,340	Alcon, Inc.	192,853
7,855	Baxter International, Inc.	442,079
1,000	Celgene Corp.*(a)	71,310
9,000	Gilead Sciences, Inc.*	367,830
820	Laboratory Corp. of America Holdings*(a)	64,149
3,800	Merck & Co., Inc.	196,422
3,600	Novo-Nordisk A/S	435,744
8,460	Schering-Plough Corp.	267,590
3,465	Stryker Corp.	238,253
4,375	Thermo Fisher Scientific, Inc.*	252,525
4,890	Wyeth	217,850

		3,214,439

Industrials— 15.7%
3,000	Boeing Co. (The)	314,970
1,900	Continental AG ADR	263,048
15,400	General Electric Co.	637,560
4,100	GlobalSantaFe Corp.	311,682
10,598	Illinois Tool Works, Inc.	632,065
3,175	Lockheed Martin Corp.	344,456
3,000	Monsanto Co.	257,220
1,800	Precision Castparts Corp.	266,364
3,585	Terex Corp.*	319,136
Shares or Principal Amount		Value
Common Stocks (Continued)
Industrials (Continued)
3,600	W.W. Grainger, Inc.	$328,284

		3,674,785

Materials— 4.0%
2,210	BASF, AG ADR	305,998
1,182	Freeport-McMoran Copper & Gold, Inc.	123,980
5,755	Lafarge SA ADR	222,311
3,450	Praxair, Inc.	288,972

		941,261

Technology— 19.0%
1,260	Amphenol Corp., Class A	50,098
2,575	Apple Computer, Inc.*	395,365
4,245	ASM Holding NV*	139,491
12,300	Cisco Systems, Inc.*	407,253
9,000	EMC Corp.*	187,200
5,000	Fidelity National Information Services, Inc.	221,850
380	Google, Inc., Class A*	215,563
14,712	Hewlett- Packard Co.	732,510
4,275	International Business Machines Corp.	503,595
4,035	MEMC Electronic Materials, Inc.*	237,500
19,320	Microsoft Corp.	569,167
31,000	Oracle Corp.*	671,150
3,030	Telefonaktiebolaget LM Ericsson ADR	120,594

		4,451,336

Telecommunications— 4.5%
9,280	AT&T, Inc.(a)	392,637
13,400	Corning, Inc.	330,310
8,800	Vodafone Group PLC ADR	319,440

		1,042,387

Transportation— 1.1%
6,000	CSX Corp.	256,380

Utilities— 4.1%
4,415	FirstEnergy Corp.	279,646
4,775	FPL Group, Inc.	290,702
Shares or Principal Amount		Value
Common Stocks (Continued)
Utilities (Continued)
9,190	NRG Energy, Inc.*(a)	$388,645

		958,993

Total Common Stocks (Cost $18,541,775)		23,065,983

Cash Equivalents—1.3%
303,329	Huntington Money Market Fund, Interfund Shares, 4.520%(b)(c)	303,329
Total Cash Equivalents (Cost $303,329)		303,329

Short-Term Securities Held As Collateral For Securities Lending—6.1%
	Pool of various securities for The Huntington Funds	1,429,600
Total Short-Term Securities Held As Collateral For Securities Lending (Cost $1,429,600)		1,429,600

Total Investments (Cost $20,274,704)— 106.1%		24,798,912
Liabilities in excess of other assets — (6.1)%		(1,425,269)

Net Assets — 100.0%		$23,373,643

(a)	A portion or all of the security was held on loan.
(b)	Rate disclosed is the seven day yield as of September 30, 2007.
(c)	Investment in affiliate.
*	Non-income producing security.
ADR	American Depositary Receipt
PLC	Public Liability Co.

        See Notes to Portfolio of Investments.

Huntington VA Income Equity Fund
Portfolio of Investments
September 30, 2007 (unaudited)
Shares		Value
Common Stocks—100.5%
Consumer Discretionary— 8.9%
29,100	CBS Corp., Class B	$916,650
5,800	Cummins Engine, Inc.	741,762
9,300	Genuine Parts Co.	465,000
49,000	Time Warner, Inc.	899,640
5,700	V.F. Corp.	460,275

		3,483,327

Consumer Staples— 5.7%
17,100	Archer-Daniels-Midland Co.	565,668
19,900	Constellation Brands, Inc.*(a)	481,779
6,300	General Mills, Inc.	365,463
8,400	Molson Coors Brewing Co., Class B	837,228

		2,250,138

Energy— 8.8%
5,900	Apache Corp.	531,354
5,500	Chevron Texaco Corp.	514,690
6,800	ConocoPhillips	596,836
3,000	Devon Energy Corp.	249,600
3,600	Marathon Oil Corp.	205,272
10,200	Occidental Petroleum Corp.	653,616
8,300	Progress Energy, Inc.	388,855
5,100	Valero Energy Corp.	342,618

		3,482,841

Financials— 26.7%
15,300	Bank of America Corp.	769,131
21,100	BB&T Corp.	852,229
18,400	CitiGroup, Inc.	858,728
12,800	Comerica, Inc.	656,384
17,800	JPMorgan Chase & Co.	815,596
12,700	Lehman Brothers Holdings, Inc.(a)	783,971
13,000	Lincoln National Corp.	857,610
10,900	Loews Corp.	527,015
34,000	Progressive Corp.	659,940
26,400	Regions Financial Corp.	778,272
8,600	SunTrust Banks, Inc.	650,762
16,500	Unitrin, Inc.	818,235
14,600	Wachovia Corp.(a)	732,190
20,700	Washington Mutual, Inc.	730,917

		10,490,980

Health Care— 8.9%
9,300	Aetna, Inc.	504,711
10,600	Johnson & Johnson	696,420
8,700	Merck & Co., Inc.	449,703
16,900	Pfizer, Inc.	412,867
12,100	Sanofi-Aventis ADR	513,282
8,000	Teva Pharmaceutical Industries, Ltd.	355,760
12,700	Wyeth	565,785

		3,498,528

Industrials— 11.1%
4,800	Eaton Corp.	475,392
5,000	Fedex Corp.	523,750
12,700	General Electric Co.	525,780
9,800	Ingersoll Rand Co.	533,806
6,400	L-3 Communications Corp.(a)	653,696
8,200	Masco Corp.	189,994
11,200	Parker Hannifin Corp.(a)	1,252,496
5,800	R.R. Donnelley & Sons Co.	212,048

		4,366,962

Materials— 5.4%
15,300	Du Pont (E.I.) de Nemours & Co.	758,268
8,500	PPG Industries, Inc.	642,175
Shares or Principal Amount		Value
Common Stocks (Continued)
Materials (Continued)
17,100	The Dow Chemical Co.	$736,326

		2,136,769

Technology— 15.0%
11,800	Automatic Data Processing, Inc.	541,974
22,800	Cisco Systems, Inc.*	754,908
10,600	Hewlett- Packard Co.	527,774
4,100	International Business Machines Corp.	482,980
32,500	Nokia Corp.	1,232,725
23,200	Oracle Corp.*	502,280
11,700	Symantec Corp.*	226,746
14,800	Texas Instruments, Inc.	541,532
13,500	United Technologies Corp.	1,086,480

		5,897,399

Telecommunications— 6.3%
10,400	AT&T, Inc.	440,024
4,400	BT Group PLC ADR	276,452
33,700	Deutsche Telecom AG ADR	661,531
37,000	Sprint Corp.	703,000
6,200	Telephone & Data Systems, Inc.	413,850

		2,494,857

Utilities— 3.7%
8,000	Consolidated Edison, Inc.	370,400
5,700	DTE Energy Co.(a)	276,108
23,800	Duke Energy Corp.	444,822
22,400	TECO Energy, Inc.	368,032

		1,459,362

Total Common Stocks (Cost $33,397,923)		39,561,163

Cash Equivalents—0.7%
274,015	Huntington Money Market Fund, Interfund Shares, 4.520%(b)(c)	274,015

Total Cash Equivalents (Cost $274,015)		274,015

Short-Term Securities Held As Collateral For Securities Lending—8.5%
	Pool of various securities for The Huntington Funds	3,364,604
Total Short-Term Securities Held As Collateral For Securities Lending (Cost $3,364,604)		3,364,604

Total Investments (Cost $37,036,542)— 109.7%		43,199,782
Liabilities in excess of other assets — (9.7)%		(3,831,533)

Net Assets — 100.0%		$39,368,249

(a)	A portion or all of the security was held on loan.
(b)	Rate disclosed is the seven day yield as of September 30, 2007.
(c)	Investment in affiliate.
*	Non-income producing security.
ADR	American Depositary Receipt
PLC	Public Liability Co.
        See Notes to Portfolio of Investments.

Huntington VA International Equity Fund
Portfolio of Investments
September 30, 2007 (unaudited)

Shares		Value
Common Stocks—86.7%
Canada— 1.2%
Energy— 1.2%
2,470	EnCana Corp.	$152,770

Finland— 2.5%
Technology— 2.5%
8,300	Nokia Corp.	314,819

France— 11.9%
Consumer Discretionary— 1.7%
5,100	Vivendi SA	215,239

Consumer Staples— 2.9%
2,800	Groupe DANONE	220,372
9,280	Groupe DANONE ADR	145,701

		366,073

Energy— 1.8%
2,900	Total SA ADR	234,987

Financials— 2.0%
5,809	AXA ADR	259,140

Industrials— 1.7%
1,700	Schneider Electric SA	214,754

Utility— 1.8%
3,820	Suez SA ADR	224,367

		1,514,560

Germany— 4.0%
Technology— 2.1%
4,550	SAP AG ADR	266,949

Utility— 1.9%
3,900	E ON AG ADR	239,343

		506,292

Ireland— 2.8%
Financials— 2.8%
4,235	Allied Irish Banks PLC	205,271
8,500	Anglo Irish Bank Corp. PLC	157,551

		362,822

Italy— 1.6%
Industrials— 1.6%
7,100	Finmeccanica SPA	206,817

Japan— 18.1%
Consumer Discretionary— 5.8%
5,210	Honda Motor Co., Ltd. ADR	173,806
4,890	Matsushita Electric Industrial Co. ADR	90,709
400	Nintendo Co., Ltd.	208,272
14,575	Sharp Corp. ADR	264,217

		737,004

Consumer Staples— 3.6%
13,800	Ajinomoto Co., Inc.	173,026
3,795	Shiseido, Ltd. ADR	84,139
3,300	Unicharm Corp.	202,568

		459,733

Financials— 1.6%
22,758	Mitsubishi UFJ Financial Group, Inc. ADR	206,643

Health Care— 1.9%
4,800	Eisai Co., Ltd.	226,939
450	Eisai Co., Ltd. ADR	21,245

		248,184

Industrials— 3.0%
3,000	Komatsu, Ltd.	100,827
Shares		Value
Common Stocks (Continued)
Japan (Continued)
1,225	Komatsu, Ltd. ADR	$164,448
1,285	Secom, Ltd. ADR	123,568

		388,843

Technology— 2.2%
5,051	Canon, Inc. ADR	274,219

		2,314,626

Mexico— 1.3%
Materials— 1.3%
5,463	Cemex S.A.B de C.V. ADR	163,453

Netherlands— 6.2%
Consumer Discretionary— 2.3%
6,625	Koninklijke Phillips Electronics NV	297,728

Financials— 2.2%
6,308	ING Groep NV ADR	279,507

Industrials— 1.7%
5,245	TNT NV ADR	219,300

		796,535

Netherlands Antilles— 2.3%
Energy— 2.3%
2,780	Schlumberger, Ltd.	291,900

Norway— 1.1%
Telecommunications— 1.1%
6,832	Telenor ASA	136,921

Singapore— 4.5%
Industrials— 2.0%
26,000	Keppel Corp., Ltd.	252,121

Telecommunications— 2.5%
12,005	Singapore Telecommunications ADR	325,104

		577,225

Spain— 3.9%
Financials— 1.8%
9,750	Banco Bilbao Vizcaya Argentaria SA SPA ADR	226,980

Telecommunications— 2.1%
3,274	Telefonica SA ADR	274,296

		501,276

Sweden— 1.8%
Financials— 1.8%
6,800	Swedbank AB, Class A	227,476

Switzerland— 5.0%
Health Care— 2.6%
6,090	Novartis AG ADR	334,706

Materials— 2.4%
7,130	Syngenta AG ADR	308,943

		643,649

United Kingdom— 18.5%
Consumer Discretionary— 2.1%
17,650	Pearson PLC ADR	272,869

Consumer Staples— 4.0%
4,518	Cadbury Schweppes PLC ADR	210,177
Shares or Principal Amount		Value
Common Stocks (Continued)
United Kingdom (Continued)
11,074	Tesco PLC ADR	$297,308

		507,485

Energy— 1.8%
2,650	BG Group PLC ADR	228,378

Financials— 1.5%
5,900	Standard Chartered PLC	193,122

Health Care— 2.4%
5,845	GlaxoSmithKline PLC ADR	310,954

Industrials— 2.3%
27,600	Rolls-Royce Group PLC	295,023

Materials— 2.3%
865	Rio Tinto PLC ADR	297,041

Utility— 2.1%
8,525	Scottish & Southern Energy ADR	262,439

		2,367,311

Total Common Stocks (Cost $9,150,455)		11,078,452

Mutual Funds—4.2%
Hong Kong— 1.0%
Management Investment Operation— 1.0%
6,000	iShares MSCI Hong Kong Index Fund	125,880

India— 0.6%
Management Investment Operation— 0.6%
1,513	Morgan Stanley India Investment Fund, Inc.	76,951

Japan— 0.5%
Management Investment Operation— 0.5%
4,500	iShares MSCI Japan Index Fund	64,575

Malaysia— 1.6%
Management Investment Operation— 1.6%
16,600	iShares MSCI Malaysia Index Fund	197,540

Taiwan— 0.5%
Management Investment Operation— 0.5%
4,000	iShares MSCI Taiwan Index Fund	67,000

Total Mutual Funds (Cost $426,281)		531,946

Total Investments (Cost $9,576,736)— 90.9%		11,610,398
Other assets in excess of liabilities — 9.1%		1,162,180

Net Assets — 100.0%		$12,772,578

ADR	American Depositary Receipt
PLC	Public Liability Co.

        See Notes to Portfolio of Investments.

Huntington VA Macro 100 Fund
Portfolio of Investments
September 30, 2007 (unaudited)
Shares		Value
Common Stocks—97.7%
Consumer Discretionary— 17.2%
1,400	Amazon.com, Inc.*	$130,410
1,900	Carnival Corp.	92,017
3,100	CBS Corp., Class B	97,650
2,200	Clear Channel Communications, Inc.	82,368
4,800	eBay, Inc.*	187,296
600	Family Dollar Stores, Inc.	15,936
2,200	Gap, Inc. (The)	40,568
800	Genuine Parts Co.	40,000
400	Harman International Industries, Inc.	34,608
8,400	Home Depot, Inc. (The)	272,496
1,000	IAC/InterActiveCorp*	29,670
2,100	Interpublic Group of Cos., Inc. (The)*	21,798
500	Jones Apparel Group, Inc.	10,565
1,400	Kohl's Corp.*	80,262
6,300	Lowe's Cos., Inc.	176,526
690	RadioShack Corp.	14,255
3,200	Southwest Airlines Co.	47,360
800	Tribune Co.	21,856
10,300	Wal-Mart Stores, Inc.	449,595

		1,845,236

Consumer Staples— 6.0%
1,900	Avon Products, Inc.	71,307
8,300	Coca-Cola Co. (The)	477,001
1,200	Coca-Cola Enterprises, Inc.	29,064
690	New York Times Co. (The), Class A	13,634
3,000	Sara Lee Corp.	50,070

		641,076

Financials— 15.0%
1,100	Ameriprise Financial, Inc.	69,421
1,800	Capital One Financial Corp.	119,574
4,200	Charles Schwab Corp. (The)	90,720
700	Comerica, Inc.	35,896
2,250	Discover Financial Services*	46,800
4,100	Federal National Mortgage Association	249,321
2,400	Fifth Third Bancorp	81,312
500	First Horizon National Corp.	13,330
2,800	Freddie Mac	165,228
1,700	Goldman Sachs Group, Inc.	368,458
2,300	Marsh & McLennan Cos., Inc.	58,650
400	MGIC Investment Corp.	12,924
4,400	Morgan Stanley Dean Witter & Co.	277,200
1,500	Sovereign Bancorp, Inc.	25,560

		1,614,394

Health Care— 1.1%
4,900	Boston Scientific Corp.*	68,355
500	PerkinElmer, Inc.	14,605
2,000	Tenet Healthcare Corp.*	6,720
400	Waters Corp.*	26,768

		116,448

Industrials— 2.1%
7,900	Ford Motor Co.*	67,071
2,400	General Motors Corp.	88,080
1,900	International Paper Co.	68,153

		223,304

Materials— 1.1%
5,800	Applied Materials, Inc.	120,060

Technology— 47.2%
2,400	Adobe Systems, Inc.*	104,784
Shares		Value
Common Stocks (Continued)
Technology (Continued)
2,300	Advanced Micro Devices, Inc.*	$30,360
400	Affiliated Computer Services, Inc.*	20,096
1,600	Altera Corp.	38,528
1,500	Analog Devices, Inc.	54,240
1,000	Autodesk, Inc.*	49,970
1,000	BMC Software, Inc.*	31,230
1,800	CA, Inc.	46,296
500	Ciena Corp.*	19,040
18,200	Cisco Systems, Inc.*	602,602
1,500	Compuware Corp.*	12,030
9,500	Dell, Inc.*	262,200
8,700	EMC Corp.*	180,960
23,300	Intel Corp.	602,538
5,000	International Business Machines Corp.	589,000
1,500	Intuit, Inc.*	45,450
800	Jabil Circuit, Inc.	18,272
1,000	JDS Uniphase Corp.*	14,960
986	KLA-Tencor Corp.	54,999
500	Lexmark International, Inc.*	20,765
1,378	Linear Technology Corp.	48,216
3,300	LSI Corp.*	24,486
1,476	Maxim Integrated Products, Inc.	43,321
3,200	Micron Technology, Inc.*	35,520
16,900	Microsoft Corp.	497,874
590	Molex, Inc.	15,889
9,900	Motorola, Inc.	183,447
1,500	Novell, Inc.*	11,460
590	Novellus Systems, Inc.*	16,083
2,250	NVIDIA Corp.*	81,540
16,700	Oracle Corp.*	361,555
1,000	PMC-Sierra, Inc.*	8,390
788	QLogic Corp.*	10,599
7,000	QUALCOMM, Inc.	295,820
2,300	Sanmina-SCI Corp.*	4,876
3,800	Solectron Corp.*	14,820
14,900	Sun Microsystems, Inc.*	83,589
3,900	Symantec Corp.*	75,582
300	Tektronix, Inc.	8,322
886	Teradyne, Inc.*	12,227
6,000	Texas Instruments, Inc.	219,540
1,600	Unisys Corp.*	10,592
1,100	VeriSign, Inc.*	37,114
1,500	Xilinx, Inc.	39,210
5,100	Yahoo!, Inc.*	136,884

		5,075,276

Telecommunications— 7.4%
600	ADC Telecommunications, Inc.*	11,766
2,000	Avaya, Inc.*	33,920
12,900	Comcast Corp., Class A*	311,922
2,400	Juniper Networks, Inc.*	87,864
12,100	Sprint Corp.	229,900
1,800	Tellabs, Inc.*	17,136
2,800	Viacom, Inc., Class B*	109,116

		801,624

Utilities— 0.6%
700	DTE Energy Co.	33,908
1,700	Dynegy, Inc., Class A*	15,708
Shares		Value
Common Stocks (Continued)
Utilities (Continued)
884	TECO Energy, Inc.	$14,524

		64,140

Total Common Stocks (Cost $10,179,009)		10,501,558

Cash Equivalents—2.3%
243,911	Huntington Money Market Fund, Interfund Shares, 4.520%(a)(b)	243,911
Total Cash Equivalents (Cost $243,911)		243,911

Total Investments (Cost $10,422,920)— 100.0%		10,745,469
Other assets in excess of liabilities — 0.0%		1,057

Net Assets — 100.0%		$10,746,526

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of September 30, 2007.
*	Non-income producing security.

        See Notes to Portfolio of Investments.

Huntington VA Mid Corp America Fund
Portfolio of Investments
September 30, 2007 (unaudited)

Shares		Value
Common Stocks—86.3%
Consumer Discretionary— 7.7%
3,600	Abercrombie & Fitch Co., Class A	$290,520
4,350	AnnTaylor Stores Corp.*	137,764
1,900	BorgWarner, Inc.	173,907
1,400	Boyd Gaming Corp.	59,990
2,000	Brunswick Corp.	45,720
2,600	Cummins Engine, Inc.	332,514
3,810	Fidelity National Title Group, Inc., Class A	66,599
2,000	Hanover Insurance Group, Inc.	88,380
4,200	Liz Claiborne, Inc.	144,186
5,558	Nordstrom, Inc.	260,615
700	Polo Ralph Lauren Corp.	54,425
3,344	Pulte Homes, Inc.	45,512
3,000	Republic Services, Inc., Class A	98,130
4,482	Royal Caribbean Cruises, Ltd.(a)	174,932
3,300	Sonic Automotives, Inc.	79,002
900	Starwood Hotels & Resorts Worldwide, Inc.	54,675
1,493	The Stanley Works	83,802
1,400	UniFirst Corp.	52,444
1,030	Whirlpool Corp.(a)	91,773
1,000	Wolverine World Wide, Inc.	27,400
3,400	Zales Corp.*	78,676

		2,440,966

Consumer Staples— 2.6%
5,830	Church & Dwight Co., Inc.(a)	274,243
2,600	Constellation Brands, Inc.*	62,946
1,660	Molson Coors Brewing Co., Class B	165,452
2,911	Ralcorp Holding, Inc.*	162,492
2,200	Smithfield Foods, Inc.*	69,300
1,934	Supervalu, Inc.	75,446

		809,879

Energy— 11.3%
900	Baker Hughes, Inc.	81,333
13,058	Chesapeake Energy Corp.	460,425
6,114	Devon Energy Corp.	508,685
1,400	Forest Oil Corp.*	60,256
4,400	Helmerich & Payne, Inc.	144,452
1,133	Mariner Energy, Inc.*	23,464
3,800	Murphy Oil Corp.	265,582
4,400	National Fuel Gas Co.(a)	205,964
10,084	Noble Energy, Inc.	706,283
1,300	Smith International, Inc.	92,820
11,700	Spectra Energy Corp.	286,416
1,900	Suncor Energy, Inc. ADR	180,139
1,743	Unit Corp.*	84,361
7,214	Weatherford International, Inc.*	484,637

		3,584,817

Financials— 9.0%
4,350	Allied Capital Corp.(a)	127,846
2,100	AMBAC Financial Group, Inc.	132,111
1,400	AMCORE Financial, Inc.	34,888
3,084	AmeriCredit Corp.*(a)	54,217
2,500	BancorpSouth, Inc.	60,750
1,937	Bear Stearns Companies., Inc.(a)	237,883
2,266	BOK Financial Corp.	116,495
600	CIT Group, Inc.	24,120
4,259	City National Corp.	296,043
2,900	First American Financial Corp.	106,198
4,832	First Horizon National Corp.	128,821
2,000	FirstMerit Corp.	39,520
1,121	Fulton Financial Corp.	16,120
Shares		Value
Common Stocks (Continued)
Financials (Continued)
800	Genworth Financial, Inc.	$24,584
2,767	Legg Mason, Inc.	233,230
1,700	M&T Bank Corp.	175,865
4,140	MoneyGram International, Inc.	93,523
2,630	Nationwide Financial Services, Inc.	141,547
7,436	Old Republic International Corp.	139,351
4,723	Protective Life Corp.	200,444
800	T. Rowe Price Group, Inc.	44,552
2,964	TCF Financial Corp.	77,597
4,127	Torchmark Corp.	257,195
2,500	Wilmington Trust Corp.	97,250

		2,860,150

Health Care— 11.9%
7,700	AmerisourceBergen Corp.	349,041
3,885	Barr Laboratories, Inc.*	221,095
1,186	Cephalon, Inc.*(a)	86,649
5,900	Coventry Health Care, Inc.*	367,039
800	Dentsply International, Inc.	33,312
4,278	Invitrogen Corp.*	349,641
3,533	Lincare Holdings, Inc.*	129,485
13,900	Mylan Laboratories, Inc.	221,844
7,000	Omnicare, Inc.	231,910
2,620	Owens & Minor, Inc.	99,796
9,000	Pediatrix Medical Group, Inc.*	588,780
641	PharMerica Corp.*(a)	9,564
8,400	Respironics, Inc.*	403,452
11,713	Thermo Fisher Scientific, Inc.*	676,074

		3,767,682

Industrials— 16.3%
1,675	Alliant Techsystems, Inc.*	183,078
7,312	Cooper Industries, Ltd., Class A	373,570
4,800	Eastman Chemical Co.	320,304
4,100	Elbit Systems, Ltd.	193,930
1,300	G&K Services, Inc., Class A	52,260
3,238	Insituform Technologies, Inc., Class A*	49,315
4,019	Kennametal, Inc.	337,516
5,959	L-3 Communications Corp.(a)	608,652
3,100	Mohawk Industries, Inc.*	252,030
2,600	Oshkosh Truck Corp.	161,122
6,179	Pall Corp.	240,363
2,336	Parker Hannifin Corp.(a)	261,235
5,000	Precision Castparts Corp.	739,900
1,000	R.R. Donnelley & Sons Co.	36,560
300	Rockwell International Corp.	20,853
3,400	Ryder System, Inc.	166,600
2,800	Stericycle, Inc.*	160,048
3,421	Teleflex, Inc.	266,564
3,200	Textron, Inc.	199,072
4,100	Thomas & Betts Corp.*	240,424
8,800	Wyndham Worldwide Corp.	288,288

		5,151,684

Materials— 8.8%
6,600	Albemarle Corp.	291,720
8,600	AptarGroup, Inc.	325,682
600	Ball Corp.	32,250
3,000	Bemis Co.	87,330
2,000	Cymer, Inc.*	76,780
5,000	Cytec Industries, Inc.	341,950
3,093	Eagle Materials, Inc.(a)	110,544
10,000	FMC Corp.	520,200
3,360	Lubrizol Corp.	218,601
Shares		Value
Common Stocks (Continued)
Materials (Continued)
1,100	Minerals Technologies, Inc.	$73,700
2,300	Pactiv Corp.*	65,918
3,600	Quanex Corp.	169,128
800	Schnitzer Steel Industries, Inc.	58,632
700	Texas Industries, Inc.	54,950
1,400	The Scotts Co.	59,850
8,000	Trimble Navigation, Ltd.*	313,680

		2,800,915

Real Estate Investment Trusts— 0.0%
550	Host Hotels & Resorts, Inc.(a)	12,342

Technology— 13.4%
18,354	Activision, Inc.*(a)	396,263
4,800	Akamai Technologies, Inc.*(a)	137,904
1,900	Amdocs, Ltd.*	70,661
7,000	Arris Group, Inc.*(a)	86,450
2,600	Avocent Corp.*	75,712
1,425	Benchmark Electronics, Inc.*	34,015
2,600	Cognos, Inc.*	107,978
1,540	Coherent, Inc.*	49,403
1,900	Electronic Arts, Inc.*	106,381
3,475	Fidelity National Information Services, Inc.	154,186
600	Fiserv, Inc.*	30,516
976	FLIR Systems, Inc.*(a)	54,061
5,410	Forrester Research, Inc.*	127,514
400	Genzyme Corp.*	24,784
5,100	Harris Corp.	294,729
3,778	Imation Corp.	92,674
6,400	Integrated Device Technology, Inc.*	99,072
2,792	International Rectifier Corp.*	92,108
2,500	Intersil Corp., Class A	83,575
1,400	Intuit, Inc.*	42,420
2,600	Jabil Circuit, Inc.(a)	59,384
3,200	JDA Software Group, Inc.*	66,112
2,000	KLA-Tencor Corp.	111,560
4,400	Lam Research Corp.*	234,344
2,000	MEMC Electronic Materials, Inc.*	117,720
600	Microchip Technology, Inc.	21,792
4,000	Micron Technology, Inc.*	44,400
1,600	Molex, Inc.	43,088
4,948	NCR Corp.*	246,410
1,800	NVIDIA Corp.*	65,232
15,000	ON Semiconductor Corp.*	188,400
2,140	Progress Software Corp.*	64,842
5,800	SanDisk Corp.*	319,580
3,800	Sybase, Inc.*	87,894
1,700	Symmetricom, Inc.*	7,990
5,850	THQ, Inc.*	146,133
4,762	Varian Semiconductor Equipment Associates, Inc.*	254,862

		4,240,149

Telecommunications— 0.7%
1,407	CenturyTel, Inc.	65,032
14,000	Sycamore Networks, Inc.*	56,980
2,000	Telus Corp.	112,300

		234,312

Utilities— 4.6%
2,200	AGL Resources, Inc.	87,164
1,796	Allete, Inc.	80,389
2,300	Atmos Energy Corp.	65,136
1,700	Constellation Energy Group	145,843
Shares or Principal Amount		Value
Common Stocks (Continued)
Utilities (Continued)
3,691	Energy East Corp.	$99,841
9,481	MDU Resources Group, Inc.	263,951
1,200	New Jersey Resources Corp.	59,508
12,128	Questar Corp.	637,084

		1,438,916

Total Common Stocks (Cost $17,916,321)		27,341,812

Mutual Funds—3.9%
Exchange Traded Funds— 3.9%
7,200	iShares S&P Midcap 400	633,960
3,652	MidCap SPDR Trust Series 1 Index Fund(a)	586,803
Total Mutual Funds (Cost $688,326)		1,220,763

Cash Equivalents—9.8%
3,108,526	Huntington Money Market Fund, Interfund Shares, 4.520%(b)(c)	3,108,526
Total Cash Equivalents (Cost $3,108,526)		3,108,526

Short-Term Securities Held As Collateral For Securities Lending—11.3%
	Pool of various securities for Huntington Funds	3,586,639
Total Short-Term Securities Held As Collateral For Securities Lending (Cost $3,586,639)		3,586,639

Total Investments (Cost $25,299,812)— 111.3%		35,257,740
Liabilities in excess of other assets — (11.3)%		(3,578,805)

Net Assets — 100.0%		$31,678,935

(a)	A portion or all of the security was held on loan.
(b)	Rate disclosed is the seven day yield as of September 30, 2007.
(c)	Investment in affiliate.
*	Non-income producing security.
ADR	American Depositary Receipt

        See Notes to Portfolio of Investments.

Huntington VA New Economy Fund
Portfolio of Investments
September 30, 2007 (unaudited)
Shares		Value
Common Stocks—91.5%
Consumer Discretionary— 7.4%
6,874	American Eagle Outfitters, Inc.(a)	$180,855
2,100	Blue Nile, Inc.*	197,652
8,120	Carmax, Inc.*	165,080
2,100	Garmin, Ltd.(a)	250,740
5,060	Guess?, Inc.	248,092
2,480	J.C. Penney Co., Inc.	157,158
9,150	Volvo AB	158,752
516	YUM! Brands, Inc.	17,456

		1,375,785

Consumer Staples— 7.9%
13,206	CVS Corp.	523,354
3,500	Dean Foods Co.	89,530
4,280	Ralcorp Holding, Inc.*	238,909
4,630	Reynolds American, Inc.	294,422
45	Seaboard Corp.	88,200
10,800	Spartan Stores, Inc.	243,324

		1,477,739

Energy— 7.2%
2,030	Chevron Texaco Corp.	189,968
1,980	Energy Transfer Partners LP	96,723
8,000	Frontier Oil Corp.	333,120
2,500	LDK Solar Co., Ltd.*	172,250
2,390	Plains All American Pipeline LP	130,231
5,036	The Williams Companies, Inc.	171,526
2,900	Ultra Petroleum Corp.*	179,916
1,004	XTO Energy, Inc.(a)	62,087

		1,335,821

Financials— 6.5%
53	Berkshire Hathaway, Inc.*	209,456
1,630	Brookfield Asset Management, Inc.	62,755
5,240	CB Richard Ellis Group, Inc.*	145,882
1,656	Franklin Resources, Inc.	211,140
7,313	Sovereign Bancorp, Inc.	124,613
4,795	Willis Group Holdings, Ltd.(a)	196,307
7,000	Wright Express Corp.*	255,430

		1,205,583

Health Care— 12.7%
3,410	Aetna, Inc.	185,061
2,750	Baxter International, Inc.	154,770
372	Becton, Dickinson & Co.	30,523
10,250	HLTH Corp.*	145,242
2,150	Humana, Inc.*	150,242
670	Intuitive Surgical, Inc.*(a)	154,100
3,600	inVentiv Health, Inc.*	157,752
2,360	Laboratory Corp. of America Holdings*(a)	184,623
5,410	Merck & Co., Inc.	279,643
3,000	Omnicell, Inc.*	85,620
1,048	Pediatrix Medical Group, Inc.*	68,560
3,000	Respironics, Inc.*	144,090
3,361	Thermo Fisher Scientific, Inc.*	193,997
1,910	Wellcare Group, Inc.*	201,371
2,990	Zimmer Holdings, Inc.*	242,160

		2,377,754

Industrials— 11.0%
1,730	Air Products & Chemical, Inc.	169,125
1,980	Ameron International Corp.	209,425
3,200	Belden CDT, Inc.	150,112
1,400	Canadian Pacific Railway, Ltd.	98,406
700	Genlyte Group, Inc.*	44,982
190	L-3 Communications Corp.(a)	19,407
Shares		Value
Common Stocks (Continued)
Industrials (Continued)
1,300	Loews Corp. - Carolina Group	$106,899
5,600	Manitowoc Co.	247,968
2,158	PACCAR, Inc.	183,969
1,400	Precision Castparts Corp.	207,172
1,500	Stericycle, Inc.*	85,740
2,960	Terex Corp.*	263,499
2,960	Watson Wyatt Worldwide, Inc.	133,022
4,000	Wyndham Worldwide Corp.	131,040

		2,050,766

Materials— 2.1%
2,000	Silgan Holdings, Inc.	107,500
1,400	Southern Copper Corp.(a)	173,362
2,710	Syngenta AG ADR	117,424

		398,286

Real Estate Investment Trusts— 1.8%
4,988	Digital Reality Trust, Inc.	196,477
5,142	Host Hotels & Resorts, Inc.(a)	115,387
492	Ventas, Inc.(a)	20,369

		332,233

Technology— 28.3%
4,385	Accenture, Ltd.	176,496
17,170	Activision, Inc.*(a)	370,700
4,300	Akamai Technologies, Inc.*(a)	123,539
3,000	Amerigon, Inc.*	51,930
3,060	Apple Computer, Inc.*	469,832
5,600	ASM Holding NV*	184,016
14,000	AU Optronics Corp. SP ADR	236,880
6,000	Cisco Systems, Inc.*	198,660
5,600	Cypress Semiconductor Corp.*	163,576
7,000	EMC Corp.*	145,600
8,400	EMCORE Corp.*(a)	80,640
7,000	EMS Technologies, Inc.*	171,710
180	Fidelity National Information Services, Inc.	7,987
1,200	First Solar, Inc.*	141,288
2,500	GameStop Corp.*	140,875
350	Google, Inc., Class A*	198,545
4,200	Immersion Corp.*	68,796
2,000	International Business Machines Corp.	235,600
7,920	MEMC Electronic Materials, Inc.*	466,171
12,430	Micron Technology, Inc.*	137,973
3,000	Nintendo Co., Ltd.	194,975
13,455	NVIDIA Corp.*	487,609
4,855	Polycom, Inc.*	130,405
2,100	Riverbed Technology, Inc.*	84,819
4,910	SanDisk Corp.*	270,541
11,000	SiRF Technology Holdings, Inc.*	234,850
1,400	VMware, Inc., Class A*(a)	119,000

		5,293,013

Telecommunications— 4.2%
3,090	AT&T, Inc.(a)	130,738
5,290	Atheros Communications*	158,541
6,960	Juniper Networks, Inc.*	254,806
4,700	SBA Communications Corp.*	165,816
3,760	Time Warner Telecom, Inc., Class A*	82,607

		792,508

Utilities— 2.4%
2,075	FirstEnergy Corp.	131,431
3,790	NRG Energy, Inc.*(a)	160,279
Shares or Principal Amount		Value
Common Stocks (Continued)
Utilities (Continued)
3,165	ONEOK, Inc.	$150,021

		441,731

Total Common Stocks (Cost $14,180,414)		17,081,219

Cash Equivalents—10.9%
2,029,111	Huntington Money Market Fund, Interfund Shares, 4.520%(b)(c)	2,029,111
Total Cash Equivalents (Cost $2,029,111)		2,029,111

Short-Term Securities Held As Collateral For Securities Lending—12.9%
	Pool of various securities for The Huntington Funds	2,420,332
Total Short-Term Securities Held As Collateral For Securities Lending (Cost $2,420,332)		2,420,332

Total Investments (Cost $18,629,857)— 115.3%		21,530,662
Liabilities in excess of other assets — (15.3)%		(2,859,040)

Net Assets — 100.0%		$18,671,622

(a)	A portion or all of the security was held on loan.
(b)	Rate disclosed is the seven day yield as of September 30, 2007.
(c)	Investment in affiliate.
*	Non-income producing security.
ADR	American Depositary Receipt
LP	Limited Partnership

        See Notes to Portfolio of Investments.

Huntington VA Real Strategies Fund
Portfolio of Investments
September 30, 2007 (unaudited)
Shares or Principal Amount		Value
Common Stocks—73.8%
Consumer Discretionary— 5.8%
100	Cummins Engine, Inc.	$12,789

Consumer Staples— 2.1%
100	Corn Products International, Inc.	4,587

Energy— 18.8%
100	Candian Natural Resourecs Ltd. ADR	7,575
500	Denison Mines Corp.*	5,610
100	EnCana Corp.	6,185
100	Marathon Oil Corp.	5,702
100	Norsk Hydro ASA SP ADR	4,335
100	Petroleo Brasileiro SA ADR	7,550
100	Sasol Ltd. ADR	4,299

		41,256

Health Care— 2.4%
200	Air Liquide SA ADR	5,339

Industrials— 20.9%
100	AGCO Corp.*	5,077
100	Chicago Bridge & Iron Co. NV ADR	4,306
200	Companhia Vale do Rio Doce ADR	6,786
100	Harsco Corp.	5,927
100	Kennametal, Inc.	8,398
200	Manitowoc Co.	8,856
200	Yara International ASA ADR	6,289

		45,639

Materials— 18.7%
100	Ceradyne, Inc.*	7,574
100	CRH PLC SP ADR	4,009
200	Impala Platinum ADR	6,800
100	Peabody Energy Corp.	4,787
100	Southern Copper Corp.	12,383
1,200	Uranium Energy Corp.*	5,280

		40,833

Technology— 2.7%
100	MEMC Electronic Materials, Inc.*	5,886

Utility— 2.4%
100	Questar Corp.	5,253

Total Common Stocks (Cost $149,368)		161,582

Mutual Funds—8.3%
Exchange Traded Funds— 8.3%
200	PowerShares DB Silver Fund*	5,400
200	PowerShares DB US Dollar Index Bearish Fund*	5,490
100	StreetTracks Gold Trust	7,350
Total Mutual Funds (Cost $17,812)		18,240

Cash Equivalents—13.7%
30,031	Huntington Money Market Fund, Interfund Shares, 4.520%(a)(b)	30,031
Total Cash Equivalents (Cost $30,031)		30,031

Total Investments (Cost $197,211)— 95.8%		209,853
Other assets in excess of liabilities — 4.2%		9,134

Net Assets — 100.0%		$218,987

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of September 30, 2007.
*	Non-income producing security.
ADR	American Depositary Receipt
PLC	Public Liability Co.
        See Notes to Portfolio of Investments.

Huntington VA Rotating Markets Fund
Portfolio of Investments
September 30, 2007 (unaudited)

Shares or Principal Amount		Value
Mutual Funds—95.3%
Exchange Traded Funds— 92.4%
$4,742	DIAMONDS Trust Series I	$658,711
6,400	iShares Dow Jones U.S. Telecommunications Sector Index Fund	216,640
20,890	iShares EAFE Index Fund	1,725,305
10,892	iShares MSCI Canada Index Fund	356,495
3,779	iShares MSCI Emerging Markets Index Fund	564,772
10,225	iShares MSCI EMU Index Fund	1,234,669
11,900	iShares MSCI Germany Index Fund	411,502
2,650	iShares MSCI Italy Index Fund	92,326
1,175	iShares MSCI Pacific ex-Japan Index Fund	195,402
9,300	ishares Russell 1000 Growth Index Fund	574,089
13,193	iShares Russell 1000 Index Fund	1,094,227
4,480	iShares Russell Midcap Value Index Fund	677,824
2,400	iShares S&P Europe 350 Index Fund	286,080
6,398	iShares S&P Global 100 Index Fund	531,738
2,486	iShares S&P Small Cap 600 Index Fund	173,349
5,519	MidCap SPDR Trust Series 1 Index Fund	888,007
546	S&P Depositary Receipt	83,309

		9,764,445

Management Investment Operation— 2.9%
14,390	iShares MSCI Hong Kong Index Fund	302,622

Total Mutual Funds (Cost $7,546,966)		10,067,067

Cash Equivalents—4.5%
476,814	Huntington Money Market Fund, Interfund Shares, 4.520%(a)(b)	476,814
Total Cash Equivalents (Cost $476,814)		476,814

Total Investments (Cost $8,023,780)— 99.8%		10,543,881
Other assets in excess of liabilities — 0.2%		20,892

Net Assets — 100.0%		$10,564,773

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of September 30, 2007.

        See Notes to Portfolio of Investments.

Huntington VA Situs Small Cap Fund
Portfolio of Investments
September 30, 2007 (unaudited)
Shares		Value
Common Stocks—93.8%
Finland— 1.3%
Industrials— 1.3%
2,000	Cargotec Corp., Class B	$98,266
2,100	Kone Oyj, Class B	153,153

		251,419

Germany— 1.1%
Consumer Staples— 0.5%
1,500	Douglas Holding AG	94,146

Health Care— 0.6%
1,900	Stada Arzneimittel AG	124,073

		218,219

Hong Kong— 0.4%
Consumer Discretionary— 0.4%
13,000	Television Broadcasts, Ltd.	78,103

Ireland— 0.5%
Consumer Staples— 0.5%
3,500	Kerry Group PLC	103,798

Japan— 1.4%
Industrials— 0.3%
3,500	Sato Corp.	65,368

Technology— 1.1%
14,800	Furuno Electric Co., Ltd.	205,022

		270,390

Sweden— 0.6%
Consumer Discretionary— 0.6%
4,800	Haldex AB	111,021

United Kingdom— 0.6%
Technology— 0.6%
25,000	Halma PLC	115,203

United States— 87.9%
Consumer Discretionary— 13.6%
4,500	AnnTaylor Stores Corp.*	142,515
5,000	Audiovox Corp., Class A*	51,450
10,000	Brunswick Corp.	228,600
8,000	Cabela's, Inc., Class A*	189,200
1,300	Columbia Sportswear Co.	71,903
3,000	Ennis, Inc.	66,120
2,000	Fossil, Inc.*	74,720
5,000	Gander Mountain Co.*	27,050
5,000	Garmin, Ltd.	597,000
2,000	Hilb, Rogal & Hobbs Co.	86,660
1,000	Home Depot, Inc. (The)	32,440
2,000	Jakks Pacific, Inc.*	53,420
4,000	Movado Group, Inc.	127,680
1,500	Polo Ralph Lauren Corp.	116,625
2,000	Rent-A-Center, Inc.*	36,260
11,000	ScanSource, Inc.*	309,210
3,000	Skechers USA, Inc.*	66,300
5,000	Speedway Motorsports, Inc.	185,000
800	Toll Brothers, Inc.*	15,992
8,500	Urban Outfitters, Inc.*	185,300
350	West Marine, Inc.*	4,042

		2,667,487

Consumer Staples— 1.8%
7,100	Fresh Del Monte Produce, Inc.	204,125
5,200	Performance Food Group Co.*	156,676

		360,801

Energy— 11.6%
1,000	Alliance Resource Partners	33,530
1,500	Atwood Oceanics, Inc.*	114,840
Shares		Value
Common Stocks (Continued)
United States (Continued)
4,550	Carbo Ceramics, Inc.	$230,822
13,000	Denbury Resources, Inc.*	580,970
3,500	Dril-Quip, Inc.*	172,725
10,000	Headwaters, Inc.*	148,800
1,744	Helix Energy Solutions Group, Inc.*	74,050
59	Hugoton Royalty Trust	1,395
2,000	National-Oilwell Varco, Inc.*	289,000
4,000	Newfield Exploration Co.*	192,640
3,500	Oceaneering International, Inc.*	265,300
6,000	Pacific Ethanol, Inc.*	57,720
1,000	Saint Mary Land & Exploration Co.	35,670
3,000	TETRA Technologies, Inc.*	63,420

		2,260,882

Financials— 6.3%
4,250	Arch Capital Group, Ltd.*	316,243
5,000	Bank of Florida Corp.*	81,400
3,000	BB&T Corp.	121,170
10,200	Colonial Bancgroup, Inc.	220,524
6,500	Cullen/Frost Bankers, Inc.	325,780
2,000	Philadelphia Consolidated Holdings Corp.*	82,680
1,500	WSFS Financial Corp.	93,600

		1,241,397

Health Care— 11.8%
2,000	Advanced Medical Optics, Inc.*	61,180
11,000	Albany Molecular Research*	166,100
5,650	Bio-Rad Laboratories, Inc., Class A*	511,325
8,000	Cerner Corp.*	478,480
6,500	Edwards LifeSciences Corp.*	320,515
2,000	Kindred Healthcare, Inc.*	35,820
1,000	Kinetic Concepts, Inc.*	56,280
3,000	Lincare Holdings, Inc.*	109,950
10,000	Mentor Corp.	460,500
100	Par Pharmaceutical, Inc.*	1,856
732	PharMerica Corp.*	10,921
4,000	ViroPharma, Inc.*	35,600
500	Wellcare Group, Inc.*	52,715

		2,301,242

Industrials— 17.2%
3,500	Alliant Techsystems, Inc.*	382,550
6,000	BE Aerospace, Inc.*	249,180
2,000	Exlservice Holdings, Inc.*	42,520
13,500	Jacobs Engineering Group, Inc.*	1,020,330
6,500	Overseas Shipholding Group, Inc.	499,395
5,000	Precision Castparts Corp.	739,900
500	Ryder System, Inc.	24,500
3,000	Tidewater, Inc.	188,520
2,000	Timken Co. (The)	74,300
5,000	Universal Forest Products, Inc.	149,500

		3,370,695

Materials— 10.6%
5,000	Albemarle Corp.	221,000
8,000	Ceradyne, Inc.*	605,920
3,000	Commercial Metals Co.	94,950
1,000	Deckers Outdoor Corp.*	109,800
500	Eagle Materials, Inc.	17,870
50	Florida Rock Industries	3,125
2,000	Quanex Corp.	93,960
2,000	RTI International Metals, Inc.*	158,520
1,500	Texas Industries, Inc.	117,750
4,400	The Scotts Co.	188,100
Shares		Value
Common Stocks (Continued)
United States (Continued)
12,000	Trimble Navigation, Ltd.*	$470,520

		2,081,515

Real Estate Investment Trusts— 1.9%
1,500	Camden Property Trust	96,375
1,000	CBL & Associates Properties, Inc.	35,050
3,000	Colonial Properties Trust	102,900
4,500	Equity One, Inc.	122,400
1,000	HRPT Properties Trust	9,890

		366,615

Technology— 10.4%
5,000	ACI Worldwide, Inc.*	111,750
3,000	Anixter International, Inc.*	247,350
4,000	Black Box Corp.	171,040
4,000	Brocade Communications Systems, Inc.*	34,240
1,000	Compuware Corp.*	8,020
3,000	Hutchinson Technology, Inc.*	73,800
6,000	Imation Corp.	147,180
10,000	Methode Electronics, Inc.	150,500
4,000	NETGEAR, Inc.*	121,680
19,000	Red Hat, Inc.*	377,530
15,000	Standard Microsystems Corp.*	576,300
1,000	StarTek, Inc.	10,130

		2,029,520

Telecommunications— 1.0%
2,000	CommScope, Inc.*	100,480
7,300	General Communication, Inc., Class A*	88,622

		189,102

Utilities— 1.7%
1,000	AGL Resources, Inc.	39,620
4,000	Hawaiian Electric Industries, Inc.	86,840
8,000	UGI Corp.	207,840

		334,300

		17,203,556

Total Common Stocks (Cost $15,660,008)		18,351,709

Cash Equivalents—6.0%
1,168,601	Huntington Money Market Fund, Interfund Shares, 4.520%(a)(b)	1,168,601

Total Cash Equivalents (Cost $1,168,601)		1,168,601

Total Investments (Cost $16,828,609)— 99.8%		19,520,310
Other assets in excess of liabilities — 0.2%		42,188

Net Assets — 100.0%		$19,562,498

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of September 30, 2007.
*	Non-income producing security.
PLC	Public Liability Co.

        See Notes to Portfolio of Investments.

Huntington VA Mortgage Securities Fund
Portfolio of Investments
September 30, 2007 (unaudited)

Principal Amount		Value
U.S. Government Mortgage Backed Agencies—76.5%
Federal Home Loan Bank –— 3.5%
$68,463	Series 6B-2012, Class 1, 5.125%, 4/25/12	$69,272
161,753	Series 7I-2012, Class A, 5.000%, 6/15/12	162,727
73,043	Series SK-2015, Class 1, 5.140%, 8/18/15	71,645
50,506	Series Z2-2013, Class A, 4.800%, 2/25/13	50,868
		354,512
Federal Home Loan Mortgage Corporation –— 36.6%
83,833	Pool # 1G0865, 4.904%, 7/1/35	82,801
196,174	Pool # A55565, 6.000%, 12/1/36	196,473
31,004	Pool # B18052, 4.500%, 3/1/15	30,576
89,387	Pool # C90779, 5.000%, 1/1/24	86,685
29,891	Pool # C90837, 5.500%, 6/1/24	29,557
91,210	Pool # C91000, 6.000%, 11/1/26	91,710
38,154	Pool # E96459, 5.000%, 5/1/18	37,511
273,758	Pool # G08168, 6.000%, 12/1/36	274,176
181,639	Pool # G12286, 5.000%, 7/1/21	178,120
164,009	Pool # G12297, 6.000%, 7/1/21	166,107
215,525	Pool # G12425, 5.500%, 10/1/21	214,924
33,467	Pool # G18008, 4.500%, 9/1/19	32,255
17,011	Pool # G18015, 4.500%, 10/1/19	16,395
83,697	Pool # J03237, 5.500%, 8/1/16	83,786
77,189	Pool # M80982, 5.000%, 7/1/12	76,748
85,561	Pool # M81004, 5.000%, 1/1/13	85,072
29,847	Pool # M90777, 4.500%, 1/1/08	29,702
26,078	Series 1994-23, Class PK, 6.000%, 5/25/10	26,269
243,076	Series 2541, Class VL, 5.500%, 11/15/20	241,201
33,327	Series 2548, Class HA, 4.500%, 1/15/10	33,162
200,000	Series 2649, Class OL, 4.500%, 4/15/26	199,189
50,000	Series 2672, Class GH, 5.500%, 8/15/31	49,146
113,824	Series 2770, Class TC, 4.000%, 1/15/18	110,747
300,000	Series 2802, Class MB, 5.500%, 11/15/31	296,281
58,172	Series 3046, Class YA, 5.000%, 2/15/19	57,320
157,084	Series R005, Class AB, 5.500%, 12/15/18	157,083
145,742	Series R007, Class AC, 5.875%, 5/15/16	147,012
351,357	Series R009, Class AJ, 5.750%, 12/15/18	353,661
274,738	Series R010, Class AB, 5.500%, 12/15/19	274,450
		3,658,119
Federal National Mortgage Association –— 28.1%
132,865	Pool # 254717, 4.500%, 4/1/13	131,350
28,239	Pool # 254908, 5.000%, 9/1/23	27,328
83,381	Pool # 254914, 4.500%, 9/1/13	82,372
47,240	Pool # 254955, 4.000%, 10/1/10	46,118
29,669	Pool # 255224, 4.000%, 5/1/11	28,856
17,190	Pool # 255360, 5.000%, 8/1/24	16,619
69,784	Pool # 255711, 5.500%, 4/1/25	68,965
69,315	Pool # 255745, 5.500%, 5/1/25	68,501
71,296	Pool # 255767, 5.500%, 6/1/25	70,459
Shares or Principal Amount		Value
U.S. Government Mortgage Backed Agencies (Continued)
Federal National Mortgage Association—(Continued)
$57,614	Pool # 255808, 5.000%, 7/1/25	$55,645
280,515	Pool # 256001, 6.000%, 11/1/25	282,370
79,770	Pool # 256116, 6.000%, 2/1/26	80,230
77,949	Pool # 357771, 5.000%, 5/1/25	75,285
31,122	Pool # 721540, 5.000%, 7/1/33	29,797
343,488	Pool # 745418, 5.500%, 4/1/36	336,904
143,837	Pool # 746683, 5.500%, 10/1/33	141,311
84,561	Pool # 786457, 5.275%, 7/1/34	84,085
270,182	Pool # 831487, 5.500%, 4/1/36	264,731
61,915	Pool # 845573, 5.616%, 2/1/36	61,939
269,880	Pool # 868935, 5.500%, 5/1/36	264,436
189,349	Pool # 903812, 5.500%, 12/1/36	185,529
94,242	Pool # 907484, 6.000%, 1/1/37	94,397
210,479	Pool #254501, 5.500%, 9/1/22	208,434
84,052	Series 1999-13, Class PH, 6.000%, 4/25/29	84,615
17,125	Series 2003-15, Class P, 5.000%, 12/25/26	17,103
		2,807,379
Government National Mortgage Association –— 8.3%
20,014	Pool # 3571, 6.500%, 6/20/34	20,447
25,869	Pool # 3590, 5.500%, 8/20/19	25,827
15,928	Pool # 3637, 5.500%, 11/20/34	15,673
72,173	Pool # 3708, 5.500%, 5/20/20	72,024
59,238	Pool # 3710, 5.000%, 5/20/35	56,889
82,601	Pool # 3741, 4.500%, 8/20/20	79,579
270,685	Pool # 605653, 5.500%, 8/15/34	267,238
79,831	Pool # 650348, 5.500%, 11/15/35	78,782
200,000	Series 2005-55, Class PD, 5.000%, 5/20/32	195,996
		812,455
Total U.S. Government Mortgage Backed Agencies (Cost $7,665,112)		7,632,465

U.S. Government Agencies—7.0%
Federal Home Loan Bank –— 4.0%
200,000	5.125%, 2/2/09	201,684
200,000	5.300%, 4/24/09	200,106
		401,790
Federal Home Loan Mortgage Corporation –— 2.0%
100,000	4.000%, 4/8/11	98,578
Federal National Mortgage Association –— 2.0%
100,000	5.000%, 3/2/15	101,025
100,000	5.600%, 2/8/16	100,301
		201,326
Total U.S. Government Agencies (Cost $697,928)		701,694

Common Stocks—9.1%
Real Estate Investment Trusts— 9.1%
400	Acadia Realty Trust	10,852
500	Alexandria Real Estate Equities, Inc.	48,130
500	AMB Property Corp.	29,905
600	American Campus Communities, Inc.	17,574
100	Archstone-Smith Trust	6,014
200	Avalonbay Communities, Inc.	23,612
300	Boston Properties, Inc.	31,170
600	Brandywine Realty Trust	15,186
400	BRE Properties, Inc.	22,372
300	Camden Property Trust	19,275
Shares		Value
Common Stocks (Continued)
Real Estate Investment Trusts (Continued)
200	CBL & Associates Properties, Inc.	7,010
100	Cedar Shopping Centers, Inc.	$1,362
300	Corporate Office Properties Trust	12,489
100	Developers Diversified Realty Corp.	5,587
1,000	Digital Reality Trust, Inc.	39,390
200	Douglas Emmett, Inc.	4,946
300	Duke Realty Corp.	10,143
100	EastGroup Properties, Inc.	4,526
200	Equity Lifestyle Properties, Inc.	10,360
400	Equity Residential	16,944
400	Essex Property Trust, Inc.	47,028
100	Federal Realty Investment Trust	8,860
600	General Growth Properties, Inc.	32,172
500	HCP, Inc.	16,585
200	Home Properties, Inc.	10,436
300	Hospitality Properties Trust	12,195
1,300	Host Hotels & Resorts, Inc.	29,172
700	Kimco Realty Corp.	31,647
300	Mack-Cali Realty Corp.	12,330
1,400	National Retail Properties, Inc.	34,132
500	Nationwide Health Properties, Inc.	15,065
400	Pennsylvania Real Estate Investment Trust	15,576
500	ProLogis	33,175
500	Public Storage	39,325
1,100	Realty Income Corp.	30,745
100	Regency Centers Corp.	7,675
500	Simon Property Group, Inc.	50,000
300	SL Green Realty Corp.	35,031
300	Sunstone Hotel Investors, Inc.	7,692
500	Tanger Factory Outlet Centers, Inc.	20,295
500	U-Store-It Trust	6,600
200	UDR, Inc.	4,864
700	Ventas, Inc.	28,980
300	Vornado Realty Trust	32,805
300	Weingarten Realty Investors	12,438
Shares or Principal Amount		Value
Common Stocks (Continued)
Total Common Stocks (Cost $853,866)		$911,670

Collateralized Mortgage Obligation—1.6%
$163,288	CitiCorp Mortgage Securities, Inc., 5.500%, 10/25/35	162,376

Total Collateralized Mortgage Obligations (Cost $161,866)		162,376

Preferred Stock—0.3%
Real Estate Investment Trusts— 0.3%
300	Simon Property Group, 6.000%	24,129

Total Preferred Stocks (Cost $21,282)		24,129

Cash Equivalents—5.2%
521,383	Huntington Money Market Fund, Interfund Shares, 4.520% (a)(b)	521,383
Total Cash Equivalents (Cost $521,383)		521,383

Total Investments (Cost $9,921,437)— 99.7%		9,953,717
Other assets in excess of liabilities — 0.3%		26,508

Net Assets — 100.0%		$9,980,225

(a)	Rate disclosed is the seven day yield as of September 30, 2007.
(b)	Investment in affiliate.

        See Notes to Portfolio of Investments.

NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)
The cost basis of investments for federal income tax purposes at September 30, 2007 was as follows:

				Net Unrealized
	Tax Cost	Unrealized	Unrealized	Appreciation/
Fund	of Securities	Appreciation	Depreciation	(Depreciation)*
Huntington VA Dividend Capture Fund	$62,559,512	$3,251,049	$(2,509,462)	$741,587
Huntington VA Growth Fund	20,280,139	4,654,961	(136,188)	4,518,773
Huntington VA Income Equity Fund	37,255,475	6,584,936	(640,629)	5,944,307
Huntington VA International Equity Fund	9,576,736	2,225,673	(192,011)	2,033,662
Huntington VA Macro 100 Fund	10,424,134	853,067	(531,732)	321,335
Huntington VA Mid Corp America Fund	25,299,812	10,599,871	(641,943)	9,957,928
Huntington VA New Economy Fund	18,626,932	3,196,881	(293,151)	2,903,730
Huntington VA Real Strategies Fund	197,211	14,009	(1,367)	12,642
Huntington VA Rotating Markets Fund	8,023,780	2,520,101	-	2,520,101
Huntington VA Situs Small Cap Fund	16,828,609	4,111,167	(1,419,466)	2,691,701
Huntington VA Mortgage Securities Fund	9,921,437	121,911	(89,631)	32,280

* The difference between the book-basis and tax-basis cost of securities is attributable primarily to tax deferral of losses on wash sales.

This report contains the Portfolio of Investments of the Trust’s variable annuity portfolios listed below (each individually referred to as a “VA Fund,” or collectively as the “VA Funds”):

Huntington VA Dividend Capture Fund (“VA Dividend Capture Fund”)
Huntington VA Growth Fund (“VA Growth Fund”)
Huntington VA Income Equity Fund (“VA Income Equity Fund”)
Huntington VA International Equity Fund (“VA International Equity Fund”)
Huntington VA Macro 100 Fund (“VA Macro 100 Fund”)
Huntington VA Mid Corp America Fund (“VA Mid Corp America Fund”)
Huntington VA New Economy Fund (“VA New Economy Fund”)
Huntington VA Real Strategies Fund (“VA Real Strategies Fund”)
Huntington VA Rotating Markets Fund (“VA Rotating Markets Fund”)
Huntington VA Situs Small Cap Fund (“VA Situs Small Cap Fund”)
Huntington VA Mortgage Securities Fund (“VA Mortgage Securities Fund”)

A.  Investment Valuations

The price at which the VA Funds will offer or redeem Shares is the net asset value (“NAV”) per Share next determined after the order is considered received. In computing NAV, current market value is used to value portfolio securities with respect to which market quotations are readily available. Pursuant to policies approved by the Trustees, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Foreign securities are subject to modification based on significant events as described below. U.S. government obligations held by the VA Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. Except as noted above, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange, “NYSE”, (generally 4:00 p.m., Eastern Time), on the day the value of the foreign security is determined. Option contracts are generally valued at the mean of the bid and asked price as reported on the highest-volume exchange (in terms of the number of option contracts traded for that issue) on which such options are traded.  Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost.  Investments in other open-end investment companies are valued at NAV.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security’s market price is readily available.

Securities for which market quotations are not readily available are valued at their “fair value.” In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a VA Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security at issue (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. The final good faith fair valuation of a security is based on an analysis of those factors deemed relevant to the security valuation at issue. With respect to certain narrow categories of securities, the Pricing Committee’s procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.

The VA Funds may use the fair value of a security to calculate its NAV when a market price is not readily available, such as when: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the VA Funds’ investment adviser, Huntington Asset Advisors, Inc. (“Advisor”), determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a VA Fund’s NAV in advance of the time when the NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close  of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. Since the VA International Equity Fund invests primarily in foreign securities, it is most likely to be affected by this fair valuation methodology. Since the VA Situs Small Cap Fund invests some of its assets in foreign securities, it may be affected, although to a lesser extent.

There can be no assurance that a VA Fund could purchase or sell a portfolio security at the price used to calculate the VA Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

B. Repurchase Agreements

The VA Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the VA Funds’ Advisor to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the VA Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the VA Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

C. Foreign Exchange Contracts

The VA International Equity Fund, VA Real Strategies Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The VA International Equity Fund, VA Real Strategies Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchase contracts are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the securities against currency fluctuations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency translations are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At September 30, 2007, the VA International Equity Fund, VA Real Strategies Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund had no outstanding foreign currency commitments.

D. Foreign Currency Translation

Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into
U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. The VA International Equity Fund, VA Real Strategies Fund and VA Situs Small Cap Fund do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

E. When-Issued and Delayed Transactions

The VA Funds may engage in when-issued or delayed delivery transactions. The VA Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

F. Written Options Contracts

Certain of the VA Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written.  Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

The following is a summary of the VA Income Equity Fund’s written option activity for the period ended September 30, 2007:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2006	1,226	$ 362,350
Options written	2,827	693,473
Options expired	-	-
Options closed	(2,978)	(745,603)
Options exercised	-	-
Outstanding at 9/30/2007	1,075	$ 310,220

At September 30, 2007, the VA Income Equity Fund had the following outstanding options:
Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
AT&T, Inc.	Call	January 2008	45	104	11,856	$ 834
Apache Corp.	Call	April 2008	95	59	36,285	(16,992)
Chevron Corp.	Call	March 2008	100	165.31	66,124	(46,490)
ConocoPhillips	Call	February 2008	95	68	20,706	(3,025)
Cummins, Inc.	Call	March 2008	155	58	40,600	19,545
Devon Energy Corp.	Call	January 2008	90	29	9,715	(1,392)
Hewlett-Packard Co.	Call	February 2008	55	106	15,105	4,717
IBM Corp.	Call	January 2008	115	38	30,780	(13,794)
Marathon Oil Corp.	Call	January 2008	65	36	6,480	3,132
Nokia Corp.	Call	April 2008	35	289	161,840	(68,259)
Occidental Petroleum Corp.	Call	January 2008	62.5	91	50,050	(30,304)
Valero Energy Corp.	Call	March 2008	75	32	11,520	1,184
NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$ (150,844)

G. Securities Lending

To generate additional income, the VA Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act, or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the VA Funds. Information on the investment of cash collateral is shown in the table that follows. The VA Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds retain all or a portion of the interest received on investment of collateral or receive a fee from the borrower. Collateral is marked to market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a VA Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the VA Funds or the borrower at any time, and therefore, are not considered to be illiquid investments. PFPC Trust Co. (“PFPC”) serves as the sub-custodian for the securities lending program. PFPC retained a portion of the earnings from the investment and reinvestment of cash collateral and a portion of any loan fees paid by borrowers with respect to securities loans.

As of September 30, 2007, the following VA Funds had securities with the following market values on loan:

Fund	Market Value of Loaned Securities	Market Value of Collateral*
VA Dividend Capture Fund	$ 7,290,832	$ 7,641, 221
VA Growth Fund	1,386,528	1,429,600
VA Income Equity Fund	3,256,686	3,364,604
VA Mid Corp America Fund	3,485,238	3,586,639
VA New Economy Fund	2,303,230	2,420,332
* Includes securities and cash collateral.

As of September 30, 2007 cash collateral invested was as follows:

		Money
	Master Note	Market Fund	Time Deposits	Total
VA Dividend Capture Fund	$634,758	$3,485,843	$3,520,620	$7,641,221
VA Growth Fund	583,075	476,423	370,102	1,429,600
VA Income Equity Fund	-	1,640,687	1,723,917	3,364,604
VA Mid Corp America Fund	-	1,748,958	1,837,681	3,586,639
VA New Economy Fund	265,688	1,079,667	1,074,977	2,420,332

H. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

I.  New Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  Management does not believe that the adoption of SFAS No. 157 will materially impact the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

J. General

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the VA Funds may invest in certain affiliated money market funds which are managed by VA Funds’ Advisor. A summary of each VA Fund’s investments in such affiliated money market funds (Huntington Money Market Fund) is set forth below:

Fund	6/30/07 Balance	Purchases	Sales	9/30/07 Balance	Income	Value
VA Dividend Capture Fund	$2,013,747	$3,184,533	($4,157,025)	$1,041,255	$10,867	$1,041,255
VA Growth Fund	728,694	295,921	(721,286)	303,329	7,348	303,329
VA Income Equity Fund	287,291	2,517,135	(2,530,411)	274,015	5,110	274,015
VA Macro 100 Fund	258,296	344,037	(358,422)	243,911	1,927	243,911
VA Mid Corp America Fund	3,421,710	948,362	(1,261,546)	3,108,526	40,102	3,108,526
VA Mortgage Securities Fund	606,489	896,827	(981,933)	521,383	7,243	521,383
VA New Economy Fund	1,426,693	3,425,221	(2,822,804)	2,029,111	21,437	2,029,111
VA Rotating Markets Fund	261,647	502,514	(287,348)	476,814	3,922	476,814
VA Real Strategies Fund*	-	68,986	(38,956)	30,031	84	30,031
VA Situs Small Cap Fund	399,607	1,598,837	(829,844)	1,168,601	9,543	1,168,601
*  First day of operations was 8/31/07.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on form N-Q effective in design and operation and are sufficient to form the basis of the certifications required by rule 30a-(2) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Huntington Funds

By (Signature and Title)      /s/Charles L. Davis, Jr.
Charles L. Davis, Jr., Chief Executive Officer and Principal Executive Officer

Date  November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Charles L. Davis, Jr.
Charles L. Davis, Jr., Chief Executive Officer and Principal Executive Officer

Date  November 28, 2007

By (Signature and Title)     /s/Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date  November 28, 2007